Document and Entity Information	12 Months Ended
Aug. 15, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Aug 15, 2012
Registrant Name	RUSSELL INVESTMENT CO
Central Index Key	0000351601
Amendment Flag	false
Document Creation Date	Aug 15, 2012
Document Effective Date	Aug 15, 2012
Prospectus Date	Aug 15, 2012

Russell U.S. Core Equity Fund
Russell U.S. Core Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell U.S. Core Equity Fund		Class A	Class C	Class E	Class I	Class S	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell U.S. Core Equity Fund		Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	none
Other Expenses	[1]	0.31%	0.56%	0.56%	0.23%	0.31%	0.11%
Total Annual Fund Operating Expenses	[1]	1.11%	1.86%	1.11%	0.78%	0.86%	0.66%
Less Fee Waivers and Expense Reimbursements	[1]	none	none	(0.04%)	none	none	none
Net Annual Fund Operating Expenses	[1]	1.11%	1.86%	1.07%	0.78%	0.86%	0.66%
[1]	Until February 28, 2013, RFSC has contractually agreed to waive 0.04% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. Certain funds of funds ("Russell Funds of Funds") also managed by RIMCo invest their assets in the Fund and the Fund is used as an investment in asset allocation programs sponsored by certain financial intermediaries. In August 2012, the allocation to the Fund by the Russell Funds of Funds and in the asset allocation programs decreased. As a result, "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect the impact of lower assets under management for the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell U.S. Core Equity Fund (USD $)	Class A	Class C	Class E	Class I	Class S	Class Y
1 Year	681	189	109	79	88	67
3 Years	907	584	348	248	274	211
5 Years	1,151	1,004	606	432	476	368
10 Years	1,847	2,177	1,344	963	1,059	823

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities economically tied to the U.S. The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund employs a multi-style (e.g., growth, value, market-oriented, defensive and/or dynamic) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and may have a large percentage of its Shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 16.34% (3Q/09) Lowest Quarterly Return: (25.01)% (4Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns Russell U.S. Core Equity Fund	1 Year	5 Years	10 Years
Class A	(8.85%)	(2.75%)	1.71%
Class C	(4.01%)	(2.12%)	2.04%
Class E	(3.20%)	(1.56%)	2.33%
Class I	(2.97%)	(1.31%)	2.58%
Class Y	(2.87%)	(1.25%)	2.64%
Class S	(3.04%)	(1.38%)	2.54%
Class S Return After Taxes on Distributions	(3.18%)	(1.86%)	2.05%
Class S Return After Taxes on Distributions and Sale of Fund Shares	(1.79%)	(1.22%)	2.12%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	(0.02%)	3.34%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
Russell U.S. Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell U.S. Core Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 90% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	90.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities economically tied to the U.S. The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund employs a multi-style (e.g., growth, value, market-oriented, defensive and/or dynamic) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and may have a large percentage of its Shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 16.34% (3Q/09) Lowest Quarterly Return: (25.01)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell U.S. Core Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.11%	[2]
1 Year	rr_ExpenseExampleYear01	681
3 Years	rr_ExpenseExampleYear03	907
5 Years	rr_ExpenseExampleYear05	1,151
10 Years	rr_ExpenseExampleYear10	1,847
1 Year	rr_AverageAnnualReturnYear01	(8.85%)
5 Years	rr_AverageAnnualReturnYear05	(2.75%)
10 Years	rr_AverageAnnualReturnYear10	1.71%
Russell U.S. Core Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.86%	[2]
1 Year	rr_ExpenseExampleYear01	189
3 Years	rr_ExpenseExampleYear03	584
5 Years	rr_ExpenseExampleYear05	1,004
10 Years	rr_ExpenseExampleYear10	2,177
1 Year	rr_AverageAnnualReturnYear01	(4.01%)
5 Years	rr_AverageAnnualReturnYear05	(2.12%)
10 Years	rr_AverageAnnualReturnYear10	2.04%
Russell U.S. Core Equity Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.07%	[2]
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	348
5 Years	rr_ExpenseExampleYear05	606
10 Years	rr_ExpenseExampleYear10	1,344
1 Year	rr_AverageAnnualReturnYear01	(3.20%)
5 Years	rr_AverageAnnualReturnYear05	(1.56%)
10 Years	rr_AverageAnnualReturnYear10	2.33%
Russell U.S. Core Equity Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.78%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.78%	[2]
1 Year	rr_ExpenseExampleYear01	79
3 Years	rr_ExpenseExampleYear03	248
5 Years	rr_ExpenseExampleYear05	432
10 Years	rr_ExpenseExampleYear10	963
1 Year	rr_AverageAnnualReturnYear01	(2.97%)
5 Years	rr_AverageAnnualReturnYear05	(1.31%)
10 Years	rr_AverageAnnualReturnYear10	2.58%
Russell U.S. Core Equity Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.66%	[2]
1 Year	rr_ExpenseExampleYear01	67
3 Years	rr_ExpenseExampleYear03	211
5 Years	rr_ExpenseExampleYear05	368
10 Years	rr_ExpenseExampleYear10	823
1 Year	rr_AverageAnnualReturnYear01	(2.87%)
5 Years	rr_AverageAnnualReturnYear05	(1.25%)
10 Years	rr_AverageAnnualReturnYear10	2.64%
Russell U.S. Core Equity Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.86%	[2]
1 Year	rr_ExpenseExampleYear01	88
3 Years	rr_ExpenseExampleYear03	274
5 Years	rr_ExpenseExampleYear05	476
10 Years	rr_ExpenseExampleYear10	1,059
2002	rr_AnnualReturn2002	(22.12%)
2003	rr_AnnualReturn2003	29.22%
2004	rr_AnnualReturn2004	11.58%
2005	rr_AnnualReturn2005	7.82%
2006	rr_AnnualReturn2006	13.74%
2007	rr_AnnualReturn2007	10.76%
2008	rr_AnnualReturn2008	(41.84%)
2009	rr_AnnualReturn2009	29.49%
2010	rr_AnnualReturn2010	15.36%
2011	rr_AnnualReturn2011	(3.04%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.01%)
1 Year	rr_AverageAnnualReturnYear01	(3.04%)
5 Years	rr_AverageAnnualReturnYear05	(1.38%)
10 Years	rr_AverageAnnualReturnYear10	2.54%
Russell U.S. Core Equity Fund | Return After Taxes on Distributions | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.18%)
5 Years	rr_AverageAnnualReturnYear05	(1.86%)
10 Years	rr_AverageAnnualReturnYear10	2.05%
Russell U.S. Core Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.79%)
5 Years	rr_AverageAnnualReturnYear05	(1.22%)
10 Years	rr_AverageAnnualReturnYear10	2.12%
Russell U.S. Core Equity Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
10 Years	rr_AverageAnnualReturnYear10	3.34%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	Until February 28, 2013, RFSC has contractually agreed to waive 0.04% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. Certain funds of funds ("Russell Funds of Funds") also managed by RIMCo invest their assets in the Fund and the Fund is used as an investment in asset allocation programs sponsored by certain financial intermediaries. In August 2012, the allocation to the Fund by the Russell Funds of Funds and in the asset allocation programs decreased. As a result, "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect the impact of lower assets under management for the Fund.

Russell U.S. Defensive Equity Fund
RUSSELL U.S. DEFENSIVE EQUITY FUND
Investment Objective (Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell U.S. Defensive Equity Fund		Class A	Class C	Class E	Class I	Class S	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell U.S. Defensive Equity Fund		Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	none
Other Expenses	[1]	0.33%	0.58%	0.58%	0.25%	0.33%	0.13%
Total Annual Fund Operating Expenses	[1]	1.13%	1.88%	1.13%	0.80%	0.88%	0.68%
Less Fee Waivers and Expense Reimbursements	[1]	none	none	(0.04%)	none	none	none
Net Annual Fund Operating Expenses	[1]	1.13%	1.88%	1.09%	0.80%	0.88%	0.68%
[1]	Until February 28, 2013, RFSC has contractually agreed to waive 0.04% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect the elimination of dividend and interest expenses on short sales as a result of the Fund's discontinuation of its limited long short strategy effective August 15, 2012 and to reflect expenses expected to be incurred by the Fund. Certain funds of funds ("Russell Funds of Funds") also managed by RIMCo invest their assets in the Fund and the Fund is used as an investment in asset allocation programs sponsored by certain financial intermediaries. In August 2012, the allocation to the Fund by the Russell Funds of Funds and in the asset allocation programs decreased. As a result, "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect the impact of lower assets under management for the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell U.S. Defensive Equity Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
1 Year	684	191	111	82	90	70
3 Years	915	592	355	257	282	218
5 Years	1,164	1,018	618	447	490	379
10 Years	1,876	2,205	1,371	996	1,090	848

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 142% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities economically tied to the U.S. The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics to manage the Fund's risk factor exposures. The Fund employs a defensive style of investing. Defensive style emphasizes investments in equity securities of companies that a money manager believes have: (i) lower than average stock price volatility (i.e., the amount by which a stock's price rises and falls over short-term time periods); (ii) characteristics indicating high financial quality, which may include lower financial leverage and/or higher return on capital; and/or (iii) stable business fundamentals, which may include higher earnings stability. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate overtime.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and may have a large percentage of its Shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

[1]	Effective August 15, 2012, RIMCo changed the Fund's investment strategy from a quantitative investment approach to investing in defensive stocks and discontinued its limited long-short strategy. As a result, the Fund's primary benchmark changed from the Russell 1000 Index to the Russell 1000 Defensive Index. The returns shown above reflect the performance of the Fund's investment strategy prior to August 15, 2012. Had the Fund pursued its new investment strategy prior to August 15, 2012, the returns shown above would have been different.

Highest Quarterly Return: 15.61% (2Q/03) Lowest Quarterly Return: (21.73)% (4Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns Russell U.S. Defensive Equity Fund		1 Year	5 Years	10 Years
Class A	[1]	(1.85%)	(2.84%)	1.45%
Class C	[1]	3.35%	(2.20%)	1.79%
Class E	[1]	4.18%	(1.64%)	2.08%
Class I	[1]	4.46%	(1.40%)	2.33%
Class Y	[1]	4.60%	(1.32%)	2.40%
Class S	[1]	4.38%	(1.45%)	2.30%
Class S Return After Taxes on Distributions	[1]	4.22%	(1.96%)	1.77%
Class S Return After Taxes on Distributions and Sale of Fund Shares	[1]	3.05%	(1.26%)	1.92%
Russell 1000 Defensive IndexTM (reflects no deduction for fees, expenses or taxes)	[1]	9.00%	0.94%	3.59%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	[1]	1.50%	(0.02%)	3.34%
[1]	Effective August 15, 2012, RIMCo changed the Fund's investment strategy from a quantitative investment approach to investing in defensive stocks and discontinued its limited long-short strategy. As a result, the Fund's primary benchmark changed from the Russell 1000 Index to the Russell 1000 Defensive Index. The returns shown above reflect the performance of the Fund's investment strategy prior to August 15, 2012. Had the Fund pursued its new investment strategy prior to August 15, 2012, the returns shown above would have been different.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
Russell U.S. Defensive Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL U.S. DEFENSIVE EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 142% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	142.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities economically tied to the U.S. The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics to manage the Fund's risk factor exposures. The Fund employs a defensive style of investing. Defensive style emphasizes investments in equity securities of companies that a money manager believes have: (i) lower than average stock price volatility (i.e., the amount by which a stock's price rises and falls over short-term time periods); (ii) characteristics indicating high financial quality, which may include lower financial leverage and/or higher return on capital; and/or (iii) stable business fundamentals, which may include higher earnings stability. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate overtime.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and may have a large percentage of its Shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 15.61% (2Q/03) Lowest Quarterly Return: (21.73)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell U.S. Defensive Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.13%	[2]
1 Year	rr_ExpenseExampleYear01	684
3 Years	rr_ExpenseExampleYear03	915
5 Years	rr_ExpenseExampleYear05	1,164
10 Years	rr_ExpenseExampleYear10	1,876
1 Year	rr_AverageAnnualReturnYear01	(1.85%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(2.84%)	[3]
10 Years	rr_AverageAnnualReturnYear10	1.45%	[3]
Russell U.S. Defensive Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.88%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.88%	[2]
1 Year	rr_ExpenseExampleYear01	191
3 Years	rr_ExpenseExampleYear03	592
5 Years	rr_ExpenseExampleYear05	1,018
10 Years	rr_ExpenseExampleYear10	2,205
1 Year	rr_AverageAnnualReturnYear01	3.35%	[3]
5 Years	rr_AverageAnnualReturnYear05	(2.20%)	[3]
10 Years	rr_AverageAnnualReturnYear10	1.79%	[3]
Russell U.S. Defensive Equity Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.58%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.09%	[2]
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	355
5 Years	rr_ExpenseExampleYear05	618
10 Years	rr_ExpenseExampleYear10	1,371
1 Year	rr_AverageAnnualReturnYear01	4.18%	[3]
5 Years	rr_AverageAnnualReturnYear05	(1.64%)	[3]
10 Years	rr_AverageAnnualReturnYear10	2.08%	[3]
Russell U.S. Defensive Equity Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.25%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.80%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.80%	[2]
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	257
5 Years	rr_ExpenseExampleYear05	447
10 Years	rr_ExpenseExampleYear10	996
1 Year	rr_AverageAnnualReturnYear01	4.46%	[3]
5 Years	rr_AverageAnnualReturnYear05	(1.40%)	[3]
10 Years	rr_AverageAnnualReturnYear10	2.33%	[3]
Russell U.S. Defensive Equity Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.13%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.68%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.68%	[2]
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	218
5 Years	rr_ExpenseExampleYear05	379
10 Years	rr_ExpenseExampleYear10	848
1 Year	rr_AverageAnnualReturnYear01	4.60%	[3]
5 Years	rr_AverageAnnualReturnYear05	(1.32%)	[3]
10 Years	rr_AverageAnnualReturnYear10	2.40%	[3]
Russell U.S. Defensive Equity Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.55%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.33%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.88%	[2]
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	282
5 Years	rr_ExpenseExampleYear05	490
10 Years	rr_ExpenseExampleYear10	1,090
2002	rr_AnnualReturn2002	(22.61%)	[3]
2003	rr_AnnualReturn2003	29.77%	[3]
2004	rr_AnnualReturn2004	10.72%	[3]
2005	rr_AnnualReturn2005	6.70%	[3]
2006	rr_AnnualReturn2006	13.84%	[3]
2007	rr_AnnualReturn2007	2.77%	[3]
2008	rr_AnnualReturn2008	(37.37%)	[3]
2009	rr_AnnualReturn2009	22.99%	[3]
2010	rr_AnnualReturn2010	12.51%	[3]
2011	rr_AnnualReturn2011	4.38%	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.61%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.73%)
1 Year	rr_AverageAnnualReturnYear01	4.38%	[3]
5 Years	rr_AverageAnnualReturnYear05	(1.45%)	[3]
10 Years	rr_AverageAnnualReturnYear10	2.30%	[3]
Russell U.S. Defensive Equity Fund | Return After Taxes on Distributions | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%	[3]
5 Years	rr_AverageAnnualReturnYear05	(1.96%)	[3]
10 Years	rr_AverageAnnualReturnYear10	1.77%	[3]
Russell U.S. Defensive Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.05%	[3]
5 Years	rr_AverageAnnualReturnYear05	(1.26%)	[3]
10 Years	rr_AverageAnnualReturnYear10	1.92%	[3]
Russell U.S. Defensive Equity Fund | Russell 1000 Defensive IndexTM (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.00%	[3]
5 Years	rr_AverageAnnualReturnYear05	0.94%	[3]
10 Years	rr_AverageAnnualReturnYear10	3.59%	[3]
Russell U.S. Defensive Equity Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%	[3]
5 Years	rr_AverageAnnualReturnYear05	(0.02%)	[3]
10 Years	rr_AverageAnnualReturnYear10	3.34%	[3]

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	Until February 28, 2013, RFSC has contractually agreed to waive 0.04% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect the elimination of dividend and interest expenses on short sales as a result of the Fund's discontinuation of its limited long short strategy effective August 15, 2012 and to reflect expenses expected to be incurred by the Fund. Certain funds of funds ("Russell Funds of Funds") also managed by RIMCo invest their assets in the Fund and the Fund is used as an investment in asset allocation programs sponsored by certain financial intermediaries. In August 2012, the allocation to the Fund by the Russell Funds of Funds and in the asset allocation programs decreased. As a result, "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect the impact of lower assets under management for the Fund.
[3]	Effective August 15, 2012, RIMCo changed the Fund's investment strategy from a quantitative investment approach to investing in defensive stocks and discontinued its limited long-short strategy. As a result, the Fund's primary benchmark changed from the Russell 1000 Index to the Russell 1000 Defensive Index. The returns shown above reflect the performance of the Fund's investment strategy prior to August 15, 2012. Had the Fund pursued its new investment strategy prior to August 15, 2012, the returns shown above would have been different.

Russell U.S. Dynamic Equity Fund
Russell U.S. Dynamic Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell U.S. Dynamic Equity Fund		Class A	Class C	Class E	Class I	Class S	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell U.S. Dynamic Equity Fund		Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	0.80%	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	none
Other Expenses (including Dividend and Interest Expenses on Short Sales of 0.10%)	[1]	0.50%	0.75%	0.75%	0.42%	0.50%	0.30%
Total Annual Fund Operating Expenses	[1]	1.55%	2.30%	1.55%	1.22%	1.30%	1.10%
Less Fee Waivers and Expense Reimbursements	[1]	(0.02%)	(0.02%)	(0.02%)	(0.07%)	(0.02%)	(0.02%)
Net Annual Fund Operating Expenses	[1]	1.53%	2.28%	1.53%	1.15%	1.28%	1.08%
[1]	Until February 28, 2014, RIMCo has contractually agreed to waive, up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales and extraordinary expenses, to the extent such direct Fund-level expenses exceed 0.98% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Until February 28, 2013, RIMCo has contractually agreed to waive 0.05% of its transfer agency fees for Class I Shares. This waiver may not be terminated during the relevant period except with Board approval. Class A and Y Shares are new and "Other Expenses" have been estimated. "Other Expenses," "Total Annual Fund Operating Expenses," "Less Fee Waivers and Expense Reimbursements" and "Net Annual Operating Expenses" have been restated to reflect the addition of dividend and interest expenses on short sales as a result of the Fund's limited long short strategy effective August 15, 2012 and to reflect expenses expected to be incurred by the Fund. "Less Fee Waivers and Expense Reimbursements" and 'Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended April 30, 2012. In August 2012, the Russell Funds of Funds, also managed by RIMCo, changed their allocations to underlying funds in which they invest adding an allocation to the Fund. As a result, "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect the impact of higher assets under management for the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell U.S. Dynamic Equity Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
1 Year	155	231	156	117	130	110
3 Years	485	713	485	372	407	346
5 Years	840	1,224	841	655	706	602
10 Years	1,839	2,628	1,842	1,461	1,559	1,336

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 142% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities economically tied to the U.S. The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches to dynamic stock investing are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund generally employs a dynamic style of investing. Dynamic style emphasizes investments in equity securities of companies that a money manager believes are currently undergoing or are expected to undergo positive change that will lead to stock price appreciation. Dynamic stocks typically have: (i) higher than average stock price volatility (i.e., the amount by which a stock's price rises and falls over short-term time periods); (ii) characteristics indicating lower financial quality, which may include greater financial leverage; and/or (iii) less business stability, which may include lower earnings stability. Certain of the Fund's money managers may employ a limited long-short strategy pursuant to which they sell securities short. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and may have a large percentage of its Shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for the other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

[1]	Effective August 15, 2012, RIMCo changed the Fund's investment strategy from investing in growth stocks to investing in dynamic stocks and implemented a limited long-short strategy. As a result, the Fund's primary benchmark changed from the Russell 1000 Growth Index to the Russell 1000 Dynamic IndexTM. The returns shown above reflect the performance of the Fund's investment strategy prior to August 15, 2012. Had the Fund pursued its new strategy prior to August 15, 2012, the returns shown above would have been different.

Highest Quarterly Return: 18.36% (2Q/03) Lowest Quarterly Return: (24.87)% (4Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns Russell U.S. Dynamic Equity Fund		1 Year	5 Years	10 Years
Class A	[1][2]	(6.25%)	(0.95%)	0.72%
Class C	[1]	(1.20%)	(0.55%)	0.47%
Class E	[1]	(0.49%)	0.22%	1.31%
Class I	[1]	(0.24%)	0.59%	1.68%
Class Y	[1][2]	(0.24%)	0.59%	1.68%
Class S	[1]	(0.36%)	0.43%	1.54%
Class S Return After Taxes on Distributions	[1]	(0.36%)	0.29%	1.47%
Class S Return After Taxes on Distributions and Sale of Fund Shares	[1]	(0.23%)	0.37%	1.33%
Russell 1000 Dynamic IndexTM (reflects no deduction for fees, expenses or taxes)	[1]	(6.13%)	(1.47%)	2.73%
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	[1]	2.64%	2.50%	2.60%
[1]	Effective August 15, 2012, RIMCo changed the Fund's investment strategy from investing in growth stocks to investing in dynamic stocks and implemented a limited long-short strategy. As a result, the Fund's primary benchmark changed from the Russell 1000 Growth Index to the Russell 1000 Dynamic IndexTM. The returns shown above reflect the performance of the Fund's investment strategy prior to August 15, 2012. Had the Fund pursued its new strategy prior to August 15, 2012, the returns shown above would have been different.
[2]	The returns presented in the table for Class A and Y Shares are for Class E and I Shares, respectively. Class A and Y Shares will have substantially similar returns as Class E and I Shares, respectively, because the shares of each class are invested in the same portfolio of securities. Annual expenses will differ only to the extent that Class E and Class I Shares have different expenses than Class A and Y Shares, respectively.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
Russell U.S. Dynamic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell U.S. Dynamic Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 142% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	142.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities economically tied to the U.S. The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches to dynamic stock investing are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund generally employs a dynamic style of investing. Dynamic style emphasizes investments in equity securities of companies that a money manager believes are currently undergoing or are expected to undergo positive change that will lead to stock price appreciation. Dynamic stocks typically have: (i) higher than average stock price volatility (i.e., the amount by which a stock's price rises and falls over short-term time periods); (ii) characteristics indicating lower financial quality, which may include greater financial leverage; and/or (iii) less business stability, which may include lower earnings stability. Certain of the Fund's money managers may employ a limited long-short strategy pursuant to which they sell securities short. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and may have a large percentage of its Shares owned by such funds. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for the other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 18.36% (2Q/03) Lowest Quarterly Return: (24.87)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell U.S. Dynamic Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (including Dividend and Interest Expenses on Short Sales of 0.10%)	rr_Component2OtherExpensesOverAssets	0.50%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.53%	[2]
1 Year	rr_ExpenseExampleYear01	155
3 Years	rr_ExpenseExampleYear03	485
5 Years	rr_ExpenseExampleYear05	840
10 Years	rr_ExpenseExampleYear10	1,839
1 Year	rr_AverageAnnualReturnYear01	(6.25%)	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	(0.95%)	[3],[4]
10 Years	rr_AverageAnnualReturnYear10	0.72%	[3],[4]
Russell U.S. Dynamic Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses (including Dividend and Interest Expenses on Short Sales of 0.10%)	rr_Component2OtherExpensesOverAssets	0.75%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.30%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.28%	[2]
1 Year	rr_ExpenseExampleYear01	231
3 Years	rr_ExpenseExampleYear03	713
5 Years	rr_ExpenseExampleYear05	1,224
10 Years	rr_ExpenseExampleYear10	2,628
1 Year	rr_AverageAnnualReturnYear01	(1.20%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(0.55%)	[3]
10 Years	rr_AverageAnnualReturnYear10	0.47%	[3]
Russell U.S. Dynamic Equity Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses (including Dividend and Interest Expenses on Short Sales of 0.10%)	rr_Component2OtherExpensesOverAssets	0.75%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.55%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.53%	[2]
1 Year	rr_ExpenseExampleYear01	156
3 Years	rr_ExpenseExampleYear03	485
5 Years	rr_ExpenseExampleYear05	841
10 Years	rr_ExpenseExampleYear10	1,842
1 Year	rr_AverageAnnualReturnYear01	(0.49%)	[3]
5 Years	rr_AverageAnnualReturnYear05	0.22%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.31%	[3]
Russell U.S. Dynamic Equity Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses (including Dividend and Interest Expenses on Short Sales of 0.10%)	rr_Component2OtherExpensesOverAssets	0.42%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.22%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.07%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.15%	[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	372
5 Years	rr_ExpenseExampleYear05	655
10 Years	rr_ExpenseExampleYear10	1,461
1 Year	rr_AverageAnnualReturnYear01	(0.24%)	[3]
5 Years	rr_AverageAnnualReturnYear05	0.59%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.68%	[3]
Russell U.S. Dynamic Equity Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses (including Dividend and Interest Expenses on Short Sales of 0.10%)	rr_Component2OtherExpensesOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.08%	[2]
1 Year	rr_ExpenseExampleYear01	110
3 Years	rr_ExpenseExampleYear03	346
5 Years	rr_ExpenseExampleYear05	602
10 Years	rr_ExpenseExampleYear10	1,336
1 Year	rr_AverageAnnualReturnYear01	(0.24%)	[3],[4]
5 Years	rr_AverageAnnualReturnYear05	0.59%	[3],[4]
10 Years	rr_AverageAnnualReturnYear10	1.68%	[3],[4]
Russell U.S. Dynamic Equity Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses (including Dividend and Interest Expenses on Short Sales of 0.10%)	rr_Component2OtherExpensesOverAssets	0.50%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.28%	[2]
1 Year	rr_ExpenseExampleYear01	130
3 Years	rr_ExpenseExampleYear03	407
5 Years	rr_ExpenseExampleYear05	706
10 Years	rr_ExpenseExampleYear10	1,559
2002	rr_AnnualReturn2002	(30.21%)	[3]
2003	rr_AnnualReturn2003	39.85%	[3]
2004	rr_AnnualReturn2004	6.44%	[3]
2005	rr_AnnualReturn2005	5.53%	[3]
2006	rr_AnnualReturn2006	4.02%	[3]
2007	rr_AnnualReturn2007	12.01%	[3]
2008	rr_AnnualReturn2008	(44.02%)	[3]
2009	rr_AnnualReturn2009	41.78%	[3]
2010	rr_AnnualReturn2010	15.35%	[3]
2011	rr_AnnualReturn2011	(0.36%)	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.87%)
1 Year	rr_AverageAnnualReturnYear01	(0.36%)	[3]
5 Years	rr_AverageAnnualReturnYear05	0.43%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.54%	[3]
Russell U.S. Dynamic Equity Fund | Return After Taxes on Distributions | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.36%)	[3]
5 Years	rr_AverageAnnualReturnYear05	0.29%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.47%	[3]
Russell U.S. Dynamic Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.23%)	[3]
5 Years	rr_AverageAnnualReturnYear05	0.37%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.33%	[3]
Russell U.S. Dynamic Equity Fund | Russell 1000 Dynamic IndexTM (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.13%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(1.47%)	[3]
10 Years	rr_AverageAnnualReturnYear10	2.73%	[3]
Russell U.S. Dynamic Equity Fund | Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.64%	[3]
5 Years	rr_AverageAnnualReturnYear05	2.50%	[3]
10 Years	rr_AverageAnnualReturnYear10	2.60%	[3]

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	Until February 28, 2014, RIMCo has contractually agreed to waive, up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales and extraordinary expenses, to the extent such direct Fund-level expenses exceed 0.98% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Until February 28, 2013, RIMCo has contractually agreed to waive 0.05% of its transfer agency fees for Class I Shares. This waiver may not be terminated during the relevant period except with Board approval. Class A and Y Shares are new and "Other Expenses" have been estimated. "Other Expenses," "Total Annual Fund Operating Expenses," "Less Fee Waivers and Expense Reimbursements" and "Net Annual Operating Expenses" have been restated to reflect the addition of dividend and interest expenses on short sales as a result of the Fund's limited long short strategy effective August 15, 2012 and to reflect expenses expected to be incurred by the Fund. "Less Fee Waivers and Expense Reimbursements" and 'Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended April 30, 2012. In August 2012, the Russell Funds of Funds, also managed by RIMCo, changed their allocations to underlying funds in which they invest adding an allocation to the Fund. As a result, "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect the impact of higher assets under management for the Fund.
[3]	Effective August 15, 2012, RIMCo changed the Fund's investment strategy from investing in growth stocks to investing in dynamic stocks and implemented a limited long-short strategy. As a result, the Fund's primary benchmark changed from the Russell 1000 Growth Index to the Russell 1000 Dynamic IndexTM. The returns shown above reflect the performance of the Fund's investment strategy prior to August 15, 2012. Had the Fund pursued its new strategy prior to August 15, 2012, the returns shown above would have been different.
[4]	The returns presented in the table for Class A and Y Shares are for Class E and I Shares, respectively. Class A and Y Shares will have substantially similar returns as Class E and I Shares, respectively, because the shares of each class are invested in the same portfolio of securities. Annual expenses will differ only to the extent that Class E and Class I Shares have different expenses than Class A and Y Shares, respectively.

Russell U.S. Strategic Equity Fund
RUSSELL U.S. STRATEGIC EQUITY FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell U.S. Strategic Equity Fund		Class A	Class C	Class E	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell U.S. Strategic Equity Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	[1]	0.75%	0.75%	0.75%	0.75%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none
Other Expenses (including Dividend and Interest Expenses on Short Sales of 0.02%)	[1]	0.34%	0.59%	0.59%	0.34%
Total Annual Fund Operating Expenses	[1]	1.34%	2.09%	1.34%	1.09%
Less Fee Waivers and Expense Reimbursements	[1]	(0.22%)	(0.22%)	(0.22%)	(0.22%)
Net Annual Fund Operating Expenses	[1]	1.12%	1.87%	1.12%	0.87%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year. Until February 28, 2014, RIMCo has contractually agreed to waive up to the full amount of its 0.75% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales and extraordinary expenses, to the extent such direct Fund-level expenses exceed 0.67% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Until February 28, 2014, RFSC has contractually agreed to waive 0.02% of its transfer agency fees for Class A, C, E and S shares. This waiver may not be terminated during the relevant period except with Board approval.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell U.S. Strategic Equity Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	689	190	114	89
3 Years	977	633	402	324

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is new, it does not have a portfolio turnover rate at this time.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities economically tied to the U.S. The Fund invests principally in common stocks of medium and large capitalization U.S. companies. The Fund employs a multi-style (growth, value, market-oriented, defensive and dynamic) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Certain of the Fund's money managers may employ a limited long-short strategy pursuant to which they sell securities short. Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
  New Fund Risk. The Fund is a new fund. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
Russell U.S. Strategic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL U.S. STRATEGIC EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is new, it does not have a portfolio turnover rate at this time.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities economically tied to the U.S. The Fund invests principally in common stocks of medium and large capitalization U.S. companies. The Fund employs a multi-style (growth, value, market-oriented, defensive and dynamic) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Certain of the Fund's money managers may employ a limited long-short strategy pursuant to which they sell securities short. Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
  New Fund Risk. The Fund is a new fund. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.
Russell U.S. Strategic Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (including Dividend and Interest Expenses on Short Sales of 0.02%)	rr_Component3OtherExpensesOverAssets	0.34%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.12%	[2]
1 Year	rr_ExpenseExampleYear01	689
3 Years	rr_ExpenseExampleYear03	977
Russell U.S. Strategic Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses (including Dividend and Interest Expenses on Short Sales of 0.02%)	rr_Component3OtherExpensesOverAssets	0.59%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.87%	[2]
1 Year	rr_ExpenseExampleYear01	190
3 Years	rr_ExpenseExampleYear03	633
Russell U.S. Strategic Equity Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses (including Dividend and Interest Expenses on Short Sales of 0.02%)	rr_Component3OtherExpensesOverAssets	0.59%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.12%	[2]
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	402
Russell U.S. Strategic Equity Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.75%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses (including Dividend and Interest Expenses on Short Sales of 0.02%)	rr_Component3OtherExpensesOverAssets	0.34%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.87%	[2]
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	324

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year. Until February 28, 2014, RIMCo has contractually agreed to waive up to the full amount of its 0.75% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales and extraordinary expenses, to the extent such direct Fund-level expenses exceed 0.67% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Until February 28, 2014, RFSC has contractually agreed to waive 0.02% of its transfer agency fees for Class A, C, E and S shares. This waiver may not be terminated during the relevant period except with Board approval.

Russell U.S. Value Fund
RUSSELL U.S. VALUE FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell U.S. Value Fund (USD $)	Class C Shares	Class E Shares	Class I Shares	Class S Shares
Shareholder Fees (fees paid directly from your investment)	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell U.S. Value Fund		Class C Shares	Class E Shares	Class I Shares	Class S Shares
Advisory Fee	[1]	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	[1]	0.75%	none	none	none
Other Expenses	[1]	0.87%	0.87%	0.54%	0.62%
Total Annual Fund Operating Expenses	[1]	2.32%	1.57%	1.24%	1.32%
[1]	"Total Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended April 30, 2012. RIMCo has non-contractually agreed to waive 0.10% of its 0.70% advisory fee. This waiver may be terminated by RIMCo without Board approval at any time. However, RIMCo does not expect to terminate this waiver prior to the reorganization of the Fund into the Russell U.S. Defensive Equity Fund. As this waiver is non-contractual, it is not reflected in the Annual Fund Operating Expenses table above. The Fund is used as an investment in asset allocation programs sponsored by certain financial intermediaries. In August 2012, the Fund was discontinued as an investment in such asset allocation programs. This discontinuation resulted in a decrease in the assets under management in the Fund. As a result, "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the impact of lower assets under management for the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell U.S. Value Fund (USD $)	Class C Shares	Class E Shares	Class I Shares	Class S Shares
1 Year	235	160	126	135
3 Years	724	496	393	420
5 Years	1,240	856	680	726
10 Years	2,655	1,869	1,499	1,596

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 127% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities economically tied to the U.S. The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches to identifying undervalued securities are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. In general, the Fund seeks to invest in stocks that appear to a money manager to be undervalued relative to their corporate worth, based on current or forecasted earnings, book or asset value, revenues, cash flow or other measures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in value stocks may never have their intrinsic values realized by the market or may not actually have been undervalued.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
  Large Redemptions. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for the other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 22.47% (3Q/09) Lowest Quarterly Return: (26.98)%(4Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns Russell U.S. Value Fund	1 Year	5 Years	10 Years
Class C	(3.68%)	(5.44%)	1.25%
Class E	(2.93%)	(4.70%)	2.10%
Class I	(2.59%)	(4.39%)	2.45%
Class S	(2.68%)	(4.48%)	2.33%
Class S Return After Taxes on Distributions	(2.89%)	(5.24%)	1.61%
Class S Return After Taxes on Distributions and Sale of Fund Shares	(1.46%)	(3.79%)	1.94%
Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)	0.39%	(2.64%)	3.89%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
Russell U.S. Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL U.S. VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2012
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 127% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	127.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities economically tied to the U.S. The Fund invests principally in common stocks of large and medium capitalization U.S. companies. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches to identifying undervalued securities are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. In general, the Fund seeks to invest in stocks that appear to a money manager to be undervalued relative to their corporate worth, based on current or forecasted earnings, book or asset value, revenues, cash flow or other measures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in value stocks may never have their intrinsic values realized by the market or may not actually have been undervalued.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
  Large Redemptions. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for the other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 22.47% (3Q/09) Lowest Quarterly Return: (26.98)%(4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell U.S. Value Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.87%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%	[1]
1 Year	rr_ExpenseExampleYear01	235
3 Years	rr_ExpenseExampleYear03	724
5 Years	rr_ExpenseExampleYear05	1,240
10 Years	rr_ExpenseExampleYear10	2,655
1 Year	rr_AverageAnnualReturnYear01	(3.68%)
5 Years	rr_AverageAnnualReturnYear05	(5.44%)
10 Years	rr_AverageAnnualReturnYear10	1.25%
Russell U.S. Value Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.87%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%	[1]
1 Year	rr_ExpenseExampleYear01	160
3 Years	rr_ExpenseExampleYear03	496
5 Years	rr_ExpenseExampleYear05	856
10 Years	rr_ExpenseExampleYear10	1,869
1 Year	rr_AverageAnnualReturnYear01	(2.93%)
5 Years	rr_AverageAnnualReturnYear05	(4.70%)
10 Years	rr_AverageAnnualReturnYear10	2.10%
Russell U.S. Value Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.24%	[1]
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	680
10 Years	rr_ExpenseExampleYear10	1,499
1 Year	rr_AverageAnnualReturnYear01	(2.59%)
5 Years	rr_AverageAnnualReturnYear05	(4.39%)
10 Years	rr_AverageAnnualReturnYear10	2.45%
Russell U.S. Value Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.62%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[1]
1 Year	rr_ExpenseExampleYear01	135
3 Years	rr_ExpenseExampleYear03	420
5 Years	rr_ExpenseExampleYear05	726
10 Years	rr_ExpenseExampleYear10	1,596
2002	rr_AnnualReturn2002	(18.81%)
2003	rr_AnnualReturn2003	32.50%
2004	rr_AnnualReturn2004	16.07%
2005	rr_AnnualReturn2005	7.33%
2006	rr_AnnualReturn2006	18.10%
2007	rr_AnnualReturn2007	(2.90%)
2008	rr_AnnualReturn2008	(46.70%)
2009	rr_AnnualReturn2009	37.49%
2010	rr_AnnualReturn2010	14.82%
2011	rr_AnnualReturn2011	(2.68%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.98%)
1 Year	rr_AverageAnnualReturnYear01	(2.68%)
5 Years	rr_AverageAnnualReturnYear05	(4.48%)
10 Years	rr_AverageAnnualReturnYear10	2.33%
Russell U.S. Value Fund | Return After Taxes on Distributions | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.89%)
5 Years	rr_AverageAnnualReturnYear05	(5.24%)
10 Years	rr_AverageAnnualReturnYear10	1.61%
Russell U.S. Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.46%)
5 Years	rr_AverageAnnualReturnYear05	(3.79%)
10 Years	rr_AverageAnnualReturnYear10	1.94%
Russell U.S. Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.39%
5 Years	rr_AverageAnnualReturnYear05	(2.64%)
10 Years	rr_AverageAnnualReturnYear10	3.89%

[1]	"Total Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended April 30, 2012. RIMCo has non-contractually agreed to waive 0.10% of its 0.70% advisory fee. This waiver may be terminated by RIMCo without Board approval at any time. However, RIMCo does not expect to terminate this waiver prior to the reorganization of the Fund into the Russell U.S. Defensive Equity Fund. As this waiver is non-contractual, it is not reflected in the Annual Fund Operating Expenses table above. The Fund is used as an investment in asset allocation programs sponsored by certain financial intermediaries. In August 2012, the Fund was discontinued as an investment in such asset allocation programs. This discontinuation resulted in a decrease in the assets under management in the Fund. As a result, "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the impact of lower assets under management for the Fund.

Russell U.S. Large Cap Equity Fund
Russell U.S. Large Cap Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell U.S. Large Cap Equity Fund		Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell U.S. Large Cap Equity Fund		Class A Shares	Class C Shares	Class S Shares
Advisory Fee	[1]	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none
Other Expenses	[1]	0.55%	0.80%	0.55%
Total Annual Fund Operating Expenses	[1]	1.50%	2.25%	1.25%
Less Fee Waivers and Expense Reimbursements	[1]	(0.38%)	(0.38%)	(0.38%)
Net Annual Fund Operating Expenses	[1]	1.12%	1.87%	0.87%
[1]	Until February 28, 2013, RIMCo has contractually agreed to waive up to the full amount of its 0.70% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.67% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell U.S. Large Cap Equity Fund (USD $)	Class A Shares	Class C Shares	Class S Shares
1 Year	689	190	89
3 Years	1,011	666	358

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is new, it does not have a portfolio turnover rate at this time.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in large cap equity securities economically tied to the U.S. The Fund invests principally in common stocks of large capitalization U.S. companies but may also invest in common stocks of medium capitalization companies. The Fund defines large capitalization stocks as stocks of those companies represented by the S&P 500® Index or within the capitalization range of the S&P 500® Index. The Fund employs a multi-style (e.g., growth, value, market-oriented, defensive and/or dynamic) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. It is expected that the Fund will, in the future, also employ defensive and dynamic investment styles in addition to growth, value and market-oriented investment styles and may implement shifts in its investment style exposures in order to respond to substantial changes in market risks and opportunities. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
  New Fund Risk. The Fund is a new fund. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
Russell U.S. Large Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell U.S. Large Cap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is new, it does not have a portfolio turnover rate at this time.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in large cap equity securities economically tied to the U.S. The Fund invests principally in common stocks of large capitalization U.S. companies but may also invest in common stocks of medium capitalization companies. The Fund defines large capitalization stocks as stocks of those companies represented by the S&P 500® Index or within the capitalization range of the S&P 500® Index. The Fund employs a multi-style (e.g., growth, value, market-oriented, defensive and/or dynamic) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. It is expected that the Fund will, in the future, also employ defensive and dynamic investment styles in addition to growth, value and market-oriented investment styles and may implement shifts in its investment style exposures in order to respond to substantial changes in market risks and opportunities. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
  New Fund Risk. The Fund is a new fund. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.
Russell U.S. Large Cap Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.50%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.12%	[2]
1 Year	rr_ExpenseExampleYear01	689
3 Years	rr_ExpenseExampleYear03	1,011
Russell U.S. Large Cap Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.80%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.25%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.87%	[2]
1 Year	rr_ExpenseExampleYear01	190
3 Years	rr_ExpenseExampleYear03	666
Russell U.S. Large Cap Equity Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.38%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.87%	[2]
1 Year	rr_ExpenseExampleYear01	89
3 Years	rr_ExpenseExampleYear03	358

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	Until February 28, 2013, RIMCo has contractually agreed to waive up to the full amount of its 0.70% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.67% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund.

Russell U.S. Mid Cap Equity Fund
Russell U.S. Mid Cap Equity Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell U.S. Mid Cap Equity Fund		Class A	Class C	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell U.S. Mid Cap Equity Fund		Class A Shares	Class C Shares	Class S Shares
Advisory Fee	[1]	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none
Other Expenses	[1]	0.60%	0.85%	0.60%
Total Annual Fund Operating Expenses	[1]	1.65%	2.40%	1.40%
Less Fee Waivers and Expense Reimbursements	[1]	(0.43%)	(0.43%)	(0.43%)
Net Annual Fund Operating Expenses	[1]	1.22%	1.97%	0.97%
[1]	Until February 28, 2013, RIMCo has contractually agreed to waive up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that such direct Fund-level expenses exceed 0.77% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell U.S. Mid Cap Equity Fund (USD $)	Class A Shares	Class C Shares	Class S Shares
1 Year	699	200	99
3 Years	1,053	707	400

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is new, it does not have a portfolio turnover rate at this time.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in medium capitalization equity securities economically tied to the U.S. The Fund invests principally in common stocks of medium capitalization U.S. companies but may also invest in common stocks of small capitalization companies. The Fund defines medium capitalization stocks as stocks of those companies represented by the Russell MidCap® Index or within the capitalization range of the Russell MidCap® Index. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics..
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
  New Fund Risk. The Fund is a new fund. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
Russell U.S. Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell U.S. Mid Cap Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is new, it does not have a portfolio turnover rate at this time.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in medium capitalization equity securities economically tied to the U.S. The Fund invests principally in common stocks of medium capitalization U.S. companies but may also invest in common stocks of small capitalization companies. The Fund defines medium capitalization stocks as stocks of those companies represented by the Russell MidCap® Index or within the capitalization range of the Russell MidCap® Index. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics..
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
  New Fund Risk. The Fund is a new fund. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.
Russell U.S. Mid Cap Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.22%	[2]
1 Year	rr_ExpenseExampleYear01	699
3 Years	rr_ExpenseExampleYear03	1,053
Russell U.S. Mid Cap Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.85%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.97%	[2]
1 Year	rr_ExpenseExampleYear01	200
3 Years	rr_ExpenseExampleYear03	707
Russell U.S. Mid Cap Equity Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.43%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.97%	[2]
1 Year	rr_ExpenseExampleYear01	99
3 Years	rr_ExpenseExampleYear03	400

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	Until February 28, 2013, RIMCo has contractually agreed to waive up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding dividend and interest expenses on short sales, to the extent that such direct Fund-level expenses exceed 0.77% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund.

Russell U.S. Small Cap Equity Fund
RUSSELL U.S. SMALL CAP EQUITY FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell U.S. Small Cap Equity Fund		Class A	Class C	Class E	Class I	Class S	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell U.S. Small Cap Equity Fund		Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	none
Other Expenses	[1]	0.32%	0.57%	0.57%	0.24%	0.32%	0.12%
Total Annual Fund Operating Expenses	[1]	1.27%	2.02%	1.27%	0.94%	1.02%	0.82%
Less Fee Waivers and Expense Reimbursements	[1]	none	none	(0.04%)	none	none	none
Net Annual Fund Operating Expenses	[1]	1.27%	2.02%	1.23%	0.94%	1.02%	0.82%
[1]	Until February 28, 2013, RFSC has contractually agreed to waive 0.04% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. Certain funds of funds ("Russell Funds of Funds") also managed by RIMCo invest their assets in the Fund and the Fund is used as an investment in asset allocation programs sponsored by certain financial intermediaries. In August 2012, the allocation to the Fund by the Russell Funds of Funds and in the asset allocation programs decreased. As a result, "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect the impact of lower assets under management for the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell U.S. Small Cap Equity Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
1 Year	697	205	125	95	104	84
3 Years	954	632	398	298	324	262
5 Years	1,230	1,086	692	518	562	455
10 Years	2,018	2,343	1,528	1,150	1,244	1,013

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in small capitalization equity securities economically tied to the U.S. The Fund invests principally in common stocks of small capitalization U.S. companies, some of which are also considered micro capitalization U.S. companies. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and micro capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and micro capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Micro capitalization company stocks are also more likely to suffer from significant diminished market liquidity.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

[1]	Effective January 1, 2012, RIMCo changed the Fund's investment strategy from investing principally in small and medium capitalization securities to investing principally in small capitalization securities. As a result, the Fund's primary benchmark changed from the Russell 2500TM Index to the Russell 2000 Index. The returns shown above reflect the performance of the Fund's previous investment strategy. Had the Fund pursued its new strategy prior to January 1, 2012, the returns shown above would have been different.

Highest Quarterly Return: 23.14% (2Q/03) Lowest Quarterly Return: (28.83)% (4Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns Russell U.S. Small Cap Equity Fund		1 Year	5 Years	10 Years
Class A	[1]	(9.76%)	(2.53%)	3.87%
Class C	[1]	(4.98%)	(1.88%)	4.22%
Class E	[1]	(4.24%)	(1.33%)	4.50%
Class I	[1]	(3.97%)	(1.09%)	4.74%
Class Y	[1]	(3.88%)	(1.02%)	4.83%
Class S	[1]	(4.07%)	(1.17%)	4.70%
Class S Return After Taxes on Distributions	[1]	(4.12%)	(1.97%)	3.06%
Class S Return After Taxes on Distributions and Sale of Fund Shares	[1]	(2.58%)	(1.18%)	3.66%
Russell 2500TM Index (reflects no deduction for fees, expenses or taxes)	[1]	(2.51%)	1.24%	6.57%
Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	[1]	(4.18%)	0.15%	5.62%
[1]	Effective January 1, 2012, RIMCo changed the Fund's investment strategy from investing principally in small and medium capitalization securities to investing principally in small capitalization securities. As a result, the Fund's primary benchmark changed from the Russell 2500TM Index to the Russell 2000 Index. The returns shown above reflect the performance of the Fund's previous investment strategy. Had the Fund pursued its new strategy prior to January 1, 2012, the returns shown above would have been different.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
Russell U.S. Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL U.S. SMALL CAP EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 111% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	111.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in small capitalization equity securities economically tied to the U.S. The Fund invests principally in common stocks of small capitalization U.S. companies, some of which are also considered micro capitalization U.S. companies. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund may invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and micro capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and micro capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Micro capitalization company stocks are also more likely to suffer from significant diminished market liquidity.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 23.14% (2Q/03) Lowest Quarterly Return: (28.83)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell U.S. Small Cap Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.27%	[2]
1 Year	rr_ExpenseExampleYear01	697
3 Years	rr_ExpenseExampleYear03	954
5 Years	rr_ExpenseExampleYear05	1,230
10 Years	rr_ExpenseExampleYear10	2,018
1 Year	rr_AverageAnnualReturnYear01	(9.76%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(2.53%)	[3]
10 Years	rr_AverageAnnualReturnYear10	3.87%	[3]
Russell U.S. Small Cap Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.02%	[2]
1 Year	rr_ExpenseExampleYear01	205
3 Years	rr_ExpenseExampleYear03	632
5 Years	rr_ExpenseExampleYear05	1,086
10 Years	rr_ExpenseExampleYear10	2,343
1 Year	rr_AverageAnnualReturnYear01	(4.98%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(1.88%)	[3]
10 Years	rr_AverageAnnualReturnYear10	4.22%	[3]
Russell U.S. Small Cap Equity Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.27%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.23%	[2]
1 Year	rr_ExpenseExampleYear01	125
3 Years	rr_ExpenseExampleYear03	398
5 Years	rr_ExpenseExampleYear05	692
10 Years	rr_ExpenseExampleYear10	1,528
1 Year	rr_AverageAnnualReturnYear01	(4.24%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(1.33%)	[3]
10 Years	rr_AverageAnnualReturnYear10	4.50%	[3]
Russell U.S. Small Cap Equity Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.94%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.94%	[2]
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	298
5 Years	rr_ExpenseExampleYear05	518
10 Years	rr_ExpenseExampleYear10	1,150
1 Year	rr_AverageAnnualReturnYear01	(3.97%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(1.09%)	[3]
10 Years	rr_AverageAnnualReturnYear10	4.74%	[3]
Russell U.S. Small Cap Equity Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.82%	[2]
1 Year	rr_ExpenseExampleYear01	84
3 Years	rr_ExpenseExampleYear03	262
5 Years	rr_ExpenseExampleYear05	455
10 Years	rr_ExpenseExampleYear10	1,013
1 Year	rr_AverageAnnualReturnYear01	(3.88%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(1.02%)	[3]
10 Years	rr_AverageAnnualReturnYear10	4.83%	[3]
Russell U.S. Small Cap Equity Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.02%	[2]
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	324
5 Years	rr_ExpenseExampleYear05	562
10 Years	rr_ExpenseExampleYear10	1,244
2002	rr_AnnualReturn2002	(18.98%)	[3]
2003	rr_AnnualReturn2003	46.69%	[3]
2004	rr_AnnualReturn2004	14.51%	[3]
2005	rr_AnnualReturn2005	6.22%	[3]
2006	rr_AnnualReturn2006	16.12%	[3]
2007	rr_AnnualReturn2007	4.77%	[3]
2008	rr_AnnualReturn2008	(43.87%)	[3]
2009	rr_AnnualReturn2009	32.15%	[3]
2010	rr_AnnualReturn2010	26.47%	[3]
2011	rr_AnnualReturn2011	(4.07%)	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.14%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(28.83%)
1 Year	rr_AverageAnnualReturnYear01	(4.07%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(1.17%)	[3]
10 Years	rr_AverageAnnualReturnYear10	4.70%	[3]
Russell U.S. Small Cap Equity Fund | Return After Taxes on Distributions | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.12%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(1.97%)	[3]
10 Years	rr_AverageAnnualReturnYear10	3.06%	[3]
Russell U.S. Small Cap Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.58%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(1.18%)	[3]
10 Years	rr_AverageAnnualReturnYear10	3.66%	[3]
Russell U.S. Small Cap Equity Fund | Russell 2500TM Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.51%)	[3]
5 Years	rr_AverageAnnualReturnYear05	1.24%	[3]
10 Years	rr_AverageAnnualReturnYear10	6.57%	[3]
Russell U.S. Small Cap Equity Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.18%)	[3]
5 Years	rr_AverageAnnualReturnYear05	0.15%	[3]
10 Years	rr_AverageAnnualReturnYear10	5.62%	[3]

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	Until February 28, 2013, RFSC has contractually agreed to waive 0.04% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. Certain funds of funds ("Russell Funds of Funds") also managed by RIMCo invest their assets in the Fund and the Fund is used as an investment in asset allocation programs sponsored by certain financial intermediaries. In August 2012, the allocation to the Fund by the Russell Funds of Funds and in the asset allocation programs decreased. As a result, "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect the impact of lower assets under management for the Fund.
[3]	Effective January 1, 2012, RIMCo changed the Fund's investment strategy from investing principally in small and medium capitalization securities to investing principally in small capitalization securities. As a result, the Fund's primary benchmark changed from the Russell 2500TM Index to the Russell 2000 Index. The returns shown above reflect the performance of the Fund's previous investment strategy. Had the Fund pursued its new strategy prior to January 1, 2012, the returns shown above would have been different.

Russell International Developed Markets Fund
RUSSELL INTERNATIONAL DEVELOPED MARKETS FUND
Investment Objective (Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell International Developed Markets Fund		Class A	Class C	Class E	Class I	Class S	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell International Developed Markets Fund		Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	none
Other Expenses	[1]	0.31%	0.56%	0.56%	0.23%	0.31%	0.11%
Total Annual Fund Operating Expenses	[1]	1.26%	2.01%	1.26%	0.93%	1.01%	0.81%
Less Fee Waivers and Expense Reimbursements	[1]	none	none	(0.04%)	none	none	none
Net Annual Fund Operating Expenses	[1]	1.26%	2.01%	1.22%	0.93%	1.01%	0.81%
[1]	Until February 28, 2013, RFSC has contractually agreed to waive 0.04% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. Certain funds of funds ("Russell Funds of Funds") also managed by RIMCo invest their assets in the Fund and the Fund is used as an investment in asset allocation programs sponsored by certain financial intermediaries. In August 2012, the allocation to the Fund by the Russell Funds of Funds and in the asset allocation programs decreased. As a result, "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect the impact of lower assets under management for the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell International Developed Markets Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
1 Year	696	204	124	95	103	83
3 Years	952	630	396	296	322	259
5 Years	1,227	1,082	688	514	559	450
10 Years	2,011	2,336	1,519	1,142	1,238	1,003

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in companies that are located in countries (other than the U.S.) with developed markets or that are economically tied to such countries. The Fund invests principally in equity securities, including common stocks and preferred stocks, issued by companies incorporated in developed markets outside the U.S. and in depositary receipts. The Fund's securities are denominated principally in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are economically tied to emerging market countries. The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may also engage in currency transactions for speculative purposes. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective January 1, 2011, RIMCo changed the Fund's primary benchmark from the MSCI EAFE Index (net of tax on dividends from foreign holdings) to the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings). The International Developed Markets Linked Benchmark represents the returns of the MSCI EAFE Index (net) through December 31, 2010 and the returns of the Russell Developed ex-U.S. Large Cap Index (net) thereafter. The International Developed Markets Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 23.96% (2Q/09) Lowest Quarterly Return: (21.12)% (3Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns Russell International Developed Markets Fund	1 Year	5 Years	10 Years
Class A	(19.03%)	(6.81%)	3.26%
Class C	(14.64%)	(6.15%)	3.62%
Class E	(13.99%)	(5.63%)	3.91%
Class I	(13.79%)	(5.41%)	4.14%
Class Y	(13.81%)	(5.36%)	4.20%
Class S	(13.80%)	(5.46%)	4.11%
Class S Return After Taxes on Distributions	(13.94%)	(6.37%)	3.19%
Class S Return After Taxes on Distributions and Sale of Fund Shares	(8.58%)	(4.55%)	3.51%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)	(12.35%)	(3.82%)	5.23%
International Developed Markets Linked Benchmark (reflects no deduction for fees, expenses or taxes)	(12.35%)	(4.76%)	4.64%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
Russell International Developed Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL INTERNATIONAL DEVELOPED MARKETS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 74% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	74.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in companies that are located in countries (other than the U.S.) with developed markets or that are economically tied to such countries. The Fund invests principally in equity securities, including common stocks and preferred stocks, issued by companies incorporated in developed markets outside the U.S. and in depositary receipts. The Fund's securities are denominated principally in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are economically tied to emerging market countries. The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may also engage in currency transactions for speculative purposes. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 23.96% (2Q/09) Lowest Quarterly Return: (21.12)% (3Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective January 1, 2011, RIMCo changed the Fund's primary benchmark from the MSCI EAFE Index (net of tax on dividends from foreign holdings) to the Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings). The International Developed Markets Linked Benchmark represents the returns of the MSCI EAFE Index (net) through December 31, 2010 and the returns of the Russell Developed ex-U.S. Large Cap Index (net) thereafter. The International Developed Markets Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell International Developed Markets Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.26%	[2]
1 Year	rr_ExpenseExampleYear01	696
3 Years	rr_ExpenseExampleYear03	952
5 Years	rr_ExpenseExampleYear05	1,227
10 Years	rr_ExpenseExampleYear10	2,011
1 Year	rr_AverageAnnualReturnYear01	(19.03%)
5 Years	rr_AverageAnnualReturnYear05	(6.81%)
10 Years	rr_AverageAnnualReturnYear10	3.26%
Russell International Developed Markets Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.01%	[2]
1 Year	rr_ExpenseExampleYear01	204
3 Years	rr_ExpenseExampleYear03	630
5 Years	rr_ExpenseExampleYear05	1,082
10 Years	rr_ExpenseExampleYear10	2,336
1 Year	rr_AverageAnnualReturnYear01	(14.64%)
5 Years	rr_AverageAnnualReturnYear05	(6.15%)
10 Years	rr_AverageAnnualReturnYear10	3.62%
Russell International Developed Markets Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.22%	[2]
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	396
5 Years	rr_ExpenseExampleYear05	688
10 Years	rr_ExpenseExampleYear10	1,519
1 Year	rr_AverageAnnualReturnYear01	(13.99%)
5 Years	rr_AverageAnnualReturnYear05	(5.63%)
10 Years	rr_AverageAnnualReturnYear10	3.91%
Russell International Developed Markets Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.23%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.93%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.93%	[2]
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	296
5 Years	rr_ExpenseExampleYear05	514
10 Years	rr_ExpenseExampleYear10	1,142
1 Year	rr_AverageAnnualReturnYear01	(13.79%)
5 Years	rr_AverageAnnualReturnYear05	(5.41%)
10 Years	rr_AverageAnnualReturnYear10	4.14%
Russell International Developed Markets Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.81%	[2]
1 Year	rr_ExpenseExampleYear01	83
3 Years	rr_ExpenseExampleYear03	259
5 Years	rr_ExpenseExampleYear05	450
10 Years	rr_ExpenseExampleYear10	1,003
1 Year	rr_AverageAnnualReturnYear01	(13.81%)
5 Years	rr_AverageAnnualReturnYear05	(5.36%)
10 Years	rr_AverageAnnualReturnYear10	4.20%
Russell International Developed Markets Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.01%	[2]
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	559
10 Years	rr_ExpenseExampleYear10	1,238
2002	rr_AnnualReturn2002	(15.74%)
2003	rr_AnnualReturn2003	38.72%
2004	rr_AnnualReturn2004	17.40%
2005	rr_AnnualReturn2005	14.82%
2006	rr_AnnualReturn2006	25.72%
2007	rr_AnnualReturn2007	12.91%
2008	rr_AnnualReturn2008	(44.57%)
2009	rr_AnnualReturn2009	29.42%
2010	rr_AnnualReturn2010	8.17%
2011	rr_AnnualReturn2011	(13.80%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.96%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quartely Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.12%)
1 Year	rr_AverageAnnualReturnYear01	(13.80%)
5 Years	rr_AverageAnnualReturnYear05	(5.46%)
10 Years	rr_AverageAnnualReturnYear10	4.11%
Russell International Developed Markets Fund | Return After Taxes on Distributions | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.94%)
5 Years	rr_AverageAnnualReturnYear05	(6.37%)
10 Years	rr_AverageAnnualReturnYear10	3.19%
Russell International Developed Markets Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.58%)
5 Years	rr_AverageAnnualReturnYear05	(4.55%)
10 Years	rr_AverageAnnualReturnYear10	3.51%
Russell International Developed Markets Fund | Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.35%)
5 Years	rr_AverageAnnualReturnYear05	(3.82%)
10 Years	rr_AverageAnnualReturnYear10	5.23%
Russell International Developed Markets Fund | International Developed Markets Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.35%)
5 Years	rr_AverageAnnualReturnYear05	(4.76%)
10 Years	rr_AverageAnnualReturnYear10	4.64%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	Until February 28, 2013, RFSC has contractually agreed to waive 0.04% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. Certain funds of funds ("Russell Funds of Funds") also managed by RIMCo invest their assets in the Fund and the Fund is used as an investment in asset allocation programs sponsored by certain financial intermediaries. In August 2012, the allocation to the Fund by the Russell Funds of Funds and in the asset allocation programs decreased. As a result, "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect the impact of lower assets under management for the Fund.

Russell Global Equity Fund
RUSSELL GLOBAL EQUITY FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Global Equity Fund		Class A	Class C	Class E	Class S	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Global Equity Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	0.95%	0.95%	0.95%	0.95%	0.95%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none
Other Expenses	[1]	0.31%	0.56%	0.56%	0.31%	0.11%
Total Annual Fund Operating Expenses	[1]	1.51%	2.26%	1.51%	1.26%	1.06%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. Certain funds of funds ("Russell Funds of Funds") also managed by RIMCo invest their assets in the Fund and the Fund is used as an investment in asset allocation programs sponsored by certain financial intermediaries. In August 2012, the allocation to the Fund by the Russell Funds of Funds and in the asset allocation programs decreased. As a result, "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the impact of lower assets under management for the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell Global Equity Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	720	229	153	128	108
3 Years	1,024	705	477	399	337
5 Years	1,351	1,208	823	691	584
10 Years	2,271	2,590	1,800	1,521	1,292

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 83% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities. The Fund invests principally in equity securities, including common stocks and preferred stocks, of companies economically tied to a number of countries around the world, including the U.S., and in depositary receipts, in a globally diversified manner. A portion of the Fund's securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are economically tied to emerging market countries. The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may also engage in currency transactions for speculative purposes. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective January 1, 2011, RIMCo changed the Fund's primary benchmark from the MSCI World Index (net of tax on dividends from foreign holdings) to the Russell Developed Large Cap Index (net of tax on dividends from foreign holdings). The Global Equity Linked Benchmark represents the returns of the MSCI World Index (net) through December 31, 2010 and the returns of the Russell Developed Large Cap Index (net) thereafter. The Global Equity Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 21.73% (2Q/09) Lowest Quarterly Return: (23.73)% (4Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns Russell Global Equity Fund	1 Year	Since Inception		Inception Date
Class A	(14.57%)	(4.46%)	[1]	Feb 28, 2007
Class C	(10.07%)	(4.03%)	[1]	Feb 28, 2007
Class E	(9.31%)	(3.31%)	[1]	Feb 28, 2007
Class Y	(9.01%)	(2.95%)	[1]	Sep 26, 2008
Class S	(9.07%)	(3.06%)	[1]	Feb 28, 2007
Class S Return After Taxes on Distributions	(9.11%)	(3.22%)	[1]	Feb 28, 2007
Class S Return After Taxes on Distributions and Sale of Fund Shares	(5.64%)	(2.52%)	[1]	Feb 28, 2007
Russell Developed Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)	(5.69%)	(2.39%)	[1]
Global Equity Linked Benchmark (reflects no deduction for fees, expenses or taxes)	(5.69%)	(2.61%)	[1]
[1]	The Fund first issued Class A, C, E and S Shares on February 28, 2007 and Class Y Shares on September 26, 2008.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
Russell Global Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL GLOBAL EQUITY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 83% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in equity securities. The Fund invests principally in equity securities, including common stocks and preferred stocks, of companies economically tied to a number of countries around the world, including the U.S., and in depositary receipts, in a globally diversified manner. A portion of the Fund's securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are economically tied to emerging market countries. The Fund invests principally in large and medium capitalization companies, but may also invest in small capitalization companies. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may also engage in currency transactions for speculative purposes. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 21.73% (2Q/09) Lowest Quarterly Return: (23.73)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective January 1, 2011, RIMCo changed the Fund's primary benchmark from the MSCI World Index (net of tax on dividends from foreign holdings) to the Russell Developed Large Cap Index (net of tax on dividends from foreign holdings). The Global Equity Linked Benchmark represents the returns of the MSCI World Index (net) through December 31, 2010 and the returns of the Russell Developed Large Cap Index (net) thereafter. The Global Equity Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell Global Equity Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.95%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%	[2]
1 Year	rr_ExpenseExampleYear01	720
3 Years	rr_ExpenseExampleYear03	1,024
5 Years	rr_ExpenseExampleYear05	1,351
10 Years	rr_ExpenseExampleYear10	2,271
1 Year	rr_AverageAnnualReturnYear01	(14.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.46%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Russell Global Equity Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.95%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%	[2]
1 Year	rr_ExpenseExampleYear01	229
3 Years	rr_ExpenseExampleYear03	705
5 Years	rr_ExpenseExampleYear05	1,208
10 Years	rr_ExpenseExampleYear10	2,590
1 Year	rr_AverageAnnualReturnYear01	(10.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.03%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Russell Global Equity Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.95%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%	[2]
1 Year	rr_ExpenseExampleYear01	153
3 Years	rr_ExpenseExampleYear03	477
5 Years	rr_ExpenseExampleYear05	823
10 Years	rr_ExpenseExampleYear10	1,800
1 Year	rr_AverageAnnualReturnYear01	(9.31%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.31%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Russell Global Equity Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.95%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[2]
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	584
10 Years	rr_ExpenseExampleYear10	1,292
1 Year	rr_AverageAnnualReturnYear01	(9.01%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.95%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 26, 2008
Russell Global Equity Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.95%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[2]
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	399
5 Years	rr_ExpenseExampleYear05	691
10 Years	rr_ExpenseExampleYear10	1,521
2008	rr_AnnualReturn2008	(43.91%)
2009	rr_AnnualReturn2009	36.80%
2010	rr_AnnualReturn2010	14.70%
2011	rr_AnnualReturn2011	(9.07%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.73%)
1 Year	rr_AverageAnnualReturnYear01	(9.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.06%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Russell Global Equity Fund | Return After Taxes on Distributions | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.22%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Russell Global Equity Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.52%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 28, 2007
Russell Global Equity Fund | Russell Developed Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.39%)	[3]
Russell Global Equity Fund | Global Equity Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.69%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.61%)	[3]

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. Certain funds of funds ("Russell Funds of Funds") also managed by RIMCo invest their assets in the Fund and the Fund is used as an investment in asset allocation programs sponsored by certain financial intermediaries. In August 2012, the allocation to the Fund by the Russell Funds of Funds and in the asset allocation programs decreased. As a result, "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the impact of lower assets under management for the Fund.
[3]	The Fund first issued Class A, C, E and S Shares on February 28, 2007 and Class Y Shares on September 26, 2008.

Russell Emerging Markets Fund
RUSSELL EMERGING MARKETS FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Emerging Markets Fund		Class A	Class C	Class E	Class S	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Emerging Markets Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	1.15%	1.15%	1.15%	1.15%	1.15%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none
Other Expenses	[1]	0.39%	0.64%	0.64%	0.39%	0.19%
Total Annual Fund Operating Expenses	[1]	1.79%	2.54%	1.79%	1.54%	1.34%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests and to reflect expenses expected to be incurred by the Fund. Certain funds of funds ("Russell Funds of Funds") also managed by RIMCo invest their assets in the Fund and the Fund is used as an investment in asset allocation programs sponsored by certain financial intermediaries. In August 2012, the allocation to the Fund by the Russell Funds of Funds and in the asset allocation programs decreased. As a result, "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the impact of lower assets under management for the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell Emerging Markets Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	746	257	182	156	136
3 Years	1,105	789	563	486	424
5 Years	1,487	1,349	969	839	733
10 Years	2,554	2,872	2,103	1,833	1,611

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 73% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in emerging market companies. The Fund principally invests in equity securities, including common stock and preferred stock of companies that are economically tied to emerging market countries and in depositary receipts. The Fund invests in large, medium and small capitalization companies. The Fund's securities are denominated principally in foreign currencies and are typically held outside the U.S. A portion of the Fund's net assets may be "illiquid securities." The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may at times seek to protect its investments against adverse currency exchange rates by purchasing forward currency contracts. The Fund may also engage in currency transactions for speculative purposes. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Emerging Markets Equity Securities. Investing in emerging market equity securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets equity securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective January 1, 2011, RIMCo changed the Fund's primary benchmark from the MSCI Emerging Markets Index (net of tax on dividends from foreign holdings) to the Russell Emerging Markets Index (net of tax on dividends from foreign holdings). The Emerging Markets Linked Benchmark represents the returns of the MSCI Emerging Markets Index (net) through December 31, 2010 and the returns of the Russell Emerging Markets Index (net) thereafter. The Emerging Markets Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 39.59% (2Q/09) Lowest Quarterly Return: (29.79)% (4Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns Russell Emerging Markets Fund	1 Year	5 Years	10 Years
Class A	(22.91%)	1.35%	13.04%
Class C	(18.83%)	1.79%	12.90%
Class E	(18.22%)	2.55%	13.72%
Class Y	(17.88%)	2.93%	14.04%
Class S	(18.00%)	2.82%	13.98%
Class S Return After Taxes on Distributions	(18.46%)	1.72%	13.05%
Class S Return After Taxes on Distributions and Sale of Fund Shares	(10.53%)	2.48%	12.69%
Russell Emerging Markets Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)	(19.40%)	2.46%	13.38%
Emerging Markets Linked Benchmark (reflects no deduction for fees, expenses or taxes)	(19.40%)	2.16%	13.72%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
Russell Emerging Markets Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL EMERGING MARKETS FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 73% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in emerging market companies. The Fund principally invests in equity securities, including common stock and preferred stock of companies that are economically tied to emerging market countries and in depositary receipts. The Fund invests in large, medium and small capitalization companies. The Fund's securities are denominated principally in foreign currencies and are typically held outside the U.S. A portion of the Fund's net assets may be "illiquid securities." The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may at times seek to protect its investments against adverse currency exchange rates by purchasing forward currency contracts. The Fund may also engage in currency transactions for speculative purposes. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Emerging Markets Equity Securities. Investing in emerging market equity securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets equity securities. These risks include: a risk of loss due to political instability; exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 39.59% (2Q/09) Lowest Quarterly Return: (29.79)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. Effective January 1, 2011, RIMCo changed the Fund's primary benchmark from the MSCI Emerging Markets Index (net of tax on dividends from foreign holdings) to the Russell Emerging Markets Index (net of tax on dividends from foreign holdings). The Emerging Markets Linked Benchmark represents the returns of the MSCI Emerging Markets Index (net) through December 31, 2010 and the returns of the Russell Emerging Markets Index (net) thereafter. The Emerging Markets Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell Emerging Markets Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.15%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%	[2]
1 Year	rr_ExpenseExampleYear01	746
3 Years	rr_ExpenseExampleYear03	1,105
5 Years	rr_ExpenseExampleYear05	1,487
10 Years	rr_ExpenseExampleYear10	2,554
1 Year	rr_AverageAnnualReturnYear01	(22.91%)
5 Years	rr_AverageAnnualReturnYear05	1.35%
10 Years	rr_AverageAnnualReturnYear10	13.04%
Russell Emerging Markets Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.15%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.54%	[2]
1 Year	rr_ExpenseExampleYear01	257
3 Years	rr_ExpenseExampleYear03	789
5 Years	rr_ExpenseExampleYear05	1,349
10 Years	rr_ExpenseExampleYear10	2,872
1 Year	rr_AverageAnnualReturnYear01	(18.83%)
5 Years	rr_AverageAnnualReturnYear05	1.79%
10 Years	rr_AverageAnnualReturnYear10	12.90%
Russell Emerging Markets Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.15%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.64%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%	[2]
1 Year	rr_ExpenseExampleYear01	182
3 Years	rr_ExpenseExampleYear03	563
5 Years	rr_ExpenseExampleYear05	969
10 Years	rr_ExpenseExampleYear10	2,103
1 Year	rr_AverageAnnualReturnYear01	(18.22%)
5 Years	rr_AverageAnnualReturnYear05	2.55%
10 Years	rr_AverageAnnualReturnYear10	13.72%
Russell Emerging Markets Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.15%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[2]
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	424
5 Years	rr_ExpenseExampleYear05	733
10 Years	rr_ExpenseExampleYear10	1,611
1 Year	rr_AverageAnnualReturnYear01	(17.88%)
5 Years	rr_AverageAnnualReturnYear05	2.93%
10 Years	rr_AverageAnnualReturnYear10	14.04%
Russell Emerging Markets Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.15%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.39%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%	[2]
1 Year	rr_ExpenseExampleYear01	156
3 Years	rr_ExpenseExampleYear03	486
5 Years	rr_ExpenseExampleYear05	839
10 Years	rr_ExpenseExampleYear10	1,833
2002	rr_AnnualReturn2002	(7.50%)
2003	rr_AnnualReturn2003	58.19%
2004	rr_AnnualReturn2004	27.89%
2005	rr_AnnualReturn2005	31.15%
2006	rr_AnnualReturn2006	31.24%
2007	rr_AnnualReturn2007	38.10%
2008	rr_AnnualReturn2008	(54.09%)
2009	rr_AnnualReturn2009	84.05%
2010	rr_AnnualReturn2010	20.10%
2011	rr_AnnualReturn2011	(18.00%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	39.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.79%)
1 Year	rr_AverageAnnualReturnYear01	(18.00%)
5 Years	rr_AverageAnnualReturnYear05	2.82%
10 Years	rr_AverageAnnualReturnYear10	13.98%
Russell Emerging Markets Fund | Return After Taxes on Distributions | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.46%)
5 Years	rr_AverageAnnualReturnYear05	1.72%
10 Years	rr_AverageAnnualReturnYear10	13.05%
Russell Emerging Markets Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.53%)
5 Years	rr_AverageAnnualReturnYear05	2.48%
10 Years	rr_AverageAnnualReturnYear10	12.69%
Russell Emerging Markets Fund | Russell Emerging Markets Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.40%)
5 Years	rr_AverageAnnualReturnYear05	2.46%
10 Years	rr_AverageAnnualReturnYear10	13.38%
Russell Emerging Markets Fund | Emerging Markets Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.40%)
5 Years	rr_AverageAnnualReturnYear05	2.16%
10 Years	rr_AverageAnnualReturnYear10	13.72%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests and to reflect expenses expected to be incurred by the Fund. Certain funds of funds ("Russell Funds of Funds") also managed by RIMCo invest their assets in the Fund and the Fund is used as an investment in asset allocation programs sponsored by certain financial intermediaries. In August 2012, the allocation to the Fund by the Russell Funds of Funds and in the asset allocation programs decreased. As a result, "Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect the impact of lower assets under management for the Fund.

Russell Tax-Managed U.S. Large Cap Fund
RUSSELL TAX-MANAGED U.S. LARGE CAP FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth on an after-tax basis.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Tax-Managed U.S. Large Cap Fund		Class A	Class C	Class E	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Tax-Managed U.S. Large Cap Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	[1]	0.70%	0.70%	0.70%	0.70%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none
Other Expenses	[1]	0.31%	0.56%	0.56%	0.31%
Total Annual Fund Operating Expenses	[1]	1.26%	2.01%	1.26%	1.01%
Less Fee Waivers and Expense Reimbursements	[1]	none	(0.04%)	(0.04%)	(0.04%)
Net Annual Fund Operating Expenses	[1]	1.26%	1.97%	1.22%	0.97%
[1]	Until February 28, 2013, RFSC has contractually agreed to waive 0.04% of its transfer agency fees for Class C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell Tax-Managed U.S. Large Cap Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	696	200	124	98
3 Years	951	625	395	316
5 Years	1,226	1,077	686	551
10 Years	2,008	2,330	1,515	1,227

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in large capitalization companies economically tied to the U.S. The Fund invests principally in common stocks of large capitalization U.S. companies. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund's portfolio management activities. The Fund typically buys stocks with the intention of holding them long enough to qualify for long-term capital gains tax treatment. Stocks may, however, be sold at a point where short-term capital gains are realized if one of the Fund's money managers believes it is appropriate in that case to do so or as a result of redemption activity. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Tax-Sensitive Management. Tax-managed strategies may provide a lower return before consideration of federal income tax consequences than other mutual funds that are not tax-managed. Money managers with distinct and different investment approaches are selected in an attempt to reduce overlap in holdings across money managers and reduce the instance of wash sales. To the extent that wash sales occur from time to time, the ability of the Fund to achieve its investment objective may be impacted. Unexpected large redemptions could require the Fund to sell portfolio securities resulting in its realization of net capital gains.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 17.08% (2Q/09) Lowest Quarterly Return: (23.89)% (4Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns Russell Tax-Managed U.S. Large Cap Fund	1 Year	5 Years	10 Years
Class A	(6.87%)	(1.98%)	1.15%
Class C	(1.94%)	(1.55%)	0.98%
Class E	(1.13%)	(0.79%)	1.77%
Class S	(0.93%)	(0.55%)	2.01%
Class S Return After Taxes on Distributions	(0.97%)	(0.66%)	1.88%
Class S Return After Taxes on Distributions and Sale of Fund Shares	(0.54%)	(0.48%)	1.70%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.25%)	2.92%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
Russell Tax-Managed U.S. Large Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL TAX-MANAGED U.S. LARGE CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth on an after-tax basis.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 58% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	58.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in large capitalization companies economically tied to the U.S. The Fund invests principally in common stocks of large capitalization U.S. companies. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund's portfolio management activities. The Fund typically buys stocks with the intention of holding them long enough to qualify for long-term capital gains tax treatment. Stocks may, however, be sold at a point where short-term capital gains are realized if one of the Fund's money managers believes it is appropriate in that case to do so or as a result of redemption activity. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may also invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Tax-Sensitive Management. Tax-managed strategies may provide a lower return before consideration of federal income tax consequences than other mutual funds that are not tax-managed. Money managers with distinct and different investment approaches are selected in an attempt to reduce overlap in holdings across money managers and reduce the instance of wash sales. To the extent that wash sales occur from time to time, the ability of the Fund to achieve its investment objective may be impacted. Unexpected large redemptions could require the Fund to sell portfolio securities resulting in its realization of net capital gains.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 17.08% (2Q/09) Lowest Quarterly Return: (23.89)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell Tax-Managed U.S. Large Cap Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.26%	[2]
1 Year	rr_ExpenseExampleYear01	696
3 Years	rr_ExpenseExampleYear03	951
5 Years	rr_ExpenseExampleYear05	1,226
10 Years	rr_ExpenseExampleYear10	2,008
1 Year	rr_AverageAnnualReturnYear01	(6.87%)
5 Years	rr_AverageAnnualReturnYear05	(1.98%)
10 Years	rr_AverageAnnualReturnYear10	1.15%
Russell Tax-Managed U.S. Large Cap Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.01%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.97%	[2]
1 Year	rr_ExpenseExampleYear01	200
3 Years	rr_ExpenseExampleYear03	625
5 Years	rr_ExpenseExampleYear05	1,077
10 Years	rr_ExpenseExampleYear10	2,330
1 Year	rr_AverageAnnualReturnYear01	(1.94%)
5 Years	rr_AverageAnnualReturnYear05	(1.55%)
10 Years	rr_AverageAnnualReturnYear10	0.98%
Russell Tax-Managed U.S. Large Cap Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.22%	[2]
1 Year	rr_ExpenseExampleYear01	124
3 Years	rr_ExpenseExampleYear03	395
5 Years	rr_ExpenseExampleYear05	686
10 Years	rr_ExpenseExampleYear10	1,515
1 Year	rr_AverageAnnualReturnYear01	(1.13%)
5 Years	rr_AverageAnnualReturnYear05	(0.79%)
10 Years	rr_AverageAnnualReturnYear10	1.77%
Russell Tax-Managed U.S. Large Cap Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.70%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.97%	[2]
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	316
5 Years	rr_ExpenseExampleYear05	551
10 Years	rr_ExpenseExampleYear10	1,227
2002	rr_AnnualReturn2002	(25.26%)
2003	rr_AnnualReturn2003	28.46%
2004	rr_AnnualReturn2004	12.60%
2005	rr_AnnualReturn2005	4.48%
2006	rr_AnnualReturn2006	11.09%
2007	rr_AnnualReturn2007	7.56%
2008	rr_AnnualReturn2008	(41.64%)
2009	rr_AnnualReturn2009	33.48%
2010	rr_AnnualReturn2010	17.18%
2011	rr_AnnualReturn2011	(0.93%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.89%)
1 Year	rr_AverageAnnualReturnYear01	(0.93%)
5 Years	rr_AverageAnnualReturnYear05	(0.55%)
10 Years	rr_AverageAnnualReturnYear10	2.01%
Russell Tax-Managed U.S. Large Cap Fund | Return After Taxes on Distributions | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.97%)
5 Years	rr_AverageAnnualReturnYear05	(0.66%)
10 Years	rr_AverageAnnualReturnYear10	1.88%
Russell Tax-Managed U.S. Large Cap Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.54%)
5 Years	rr_AverageAnnualReturnYear05	(0.48%)
10 Years	rr_AverageAnnualReturnYear10	1.70%
Russell Tax-Managed U.S. Large Cap Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	Until February 28, 2013, RFSC has contractually agreed to waive 0.04% of its transfer agency fees for Class C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund.

Russell Tax-Managed U.S. Mid & Small Cap Fund
RUSSELL TAX-MANAGED U.S. MID & SMALL CAP FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term capital growth on an after-tax basis.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Tax-Managed U.S. Mid & Small Cap Fund		Class A	Class C	Class E	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Tax-Managed U.S. Mid & Small Cap Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	[1]	0.98%	0.98%	0.98%	0.98%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none
Other Expenses	[1]	0.40%	0.65%	0.65%	0.40%
Total Annual Fund Operating Expenses	[1]	1.63%	2.38%	1.63%	1.38%
Less Fee Waivers and Expense Reimbursements	[1]	(0.08%)	(0.11%)	(0.11%)	(0.11%)
Net Annual Fund Operating Expenses	[1]	1.55%	2.27%	1.52%	1.27%
[1]	Until February 28, 2013, RIMCo has contractually agreed to waive, up to the full amount of its 0.98% advisory fees and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.10% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Until February 28, 2013, RFSC has contractually agreed to waive 0.03% of its transfer agency fees for Class C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell Tax-Managed U.S. Mid & Small Cap Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	724	230	154	130
3 Years	1,053	732	503	427
5 Years	1,405	1,261	875	746
10 Years	2,393	2,709	1,921	1,650

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in medium and small capitalization companies economically tied to the U.S. The Fund invests principally in common stocks of medium and small capitalization U.S. companies. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund's portfolio management activities. The Fund typically buys stocks with the intention of holding them long enough to qualify for long-term capital gains tax treatment. Stocks may, however, be sold at a point where short-term capital gains are realized if one of the Funds' money managers believes it is most appropriate in that case to do so or as a result of redemption activity. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Tax-Sensitive Management. Tax-managed strategies may provide a lower return before consideration of federal income tax consequences than other mutual funds that are not tax-managed. Money managers with distinct and different investment approaches are selected in an attempt to reduce overlap in holdings across money managers and reduce the instance of wash sales. To the extent that wash sales occur from time to time, the ability of the Fund to achieve its investment objective may be impacted. Unexpected large redemptions could require the Fund to sell portfolio securities resulting in its realization of net capital gains.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 22.75% (2Q/09) Lowest Quarterly Return: (26.01)% (4Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns Russell Tax-Managed U.S. Mid & Small Cap Fund	1 Year	5 Years	10 Years
Class A	(6.33%)	1.21%	5.49%
Class C	(1.34%)	1.64%	5.31%
Class E	(0.62%)	2.41%	6.11%
Class S	(0.34%)	2.67%	6.38%
Class S Return After Taxes on Distributions	(0.34%)	2.35%	6.19%
Class S Return After Taxes on Distributions and Sale of Fund Shares	(0.22%)	2.22%	5.58%
Russell 2500TM Index (reflects no deduction for fees, expenses or taxes)	(2.51%)	1.24%	6.57%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
Russell Tax-Managed U.S. Mid & Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL TAX-MANAGED U.S. MID & SMALL CAP FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term capital growth on an after-tax basis.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 46% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in medium and small capitalization companies economically tied to the U.S. The Fund invests principally in common stocks of medium and small capitalization U.S. companies. The Fund employs a multi-style (growth, value and market-oriented) and multi-manager approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund seeks to realize capital growth while considering shareholder tax consequences arising from the Fund's portfolio management activities. The Fund typically buys stocks with the intention of holding them long enough to qualify for long-term capital gains tax treatment. Stocks may, however, be sold at a point where short-term capital gains are realized if one of the Funds' money managers believes it is most appropriate in that case to do so or as a result of redemption activity. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may invest in securities of non-U.S. issuers by purchasing American Depositary Receipts ("ADRs") or Global Depositary Receipts ("GDRs"). The Fund may also invest a portion of its assets in securities of companies, known as real estate investment trusts ("REITs"), that own and/or manage properties. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Tax-Sensitive Management. Tax-managed strategies may provide a lower return before consideration of federal income tax consequences than other mutual funds that are not tax-managed. Money managers with distinct and different investment approaches are selected in an attempt to reduce overlap in holdings across money managers and reduce the instance of wash sales. To the extent that wash sales occur from time to time, the ability of the Fund to achieve its investment objective may be impacted. Unexpected large redemptions could require the Fund to sell portfolio securities resulting in its realization of net capital gains.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 22.75% (2Q/09) Lowest Quarterly Return: (26.01)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell Tax-Managed U.S. Mid & Small Cap Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.98%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.55%	[2]
1 Year	rr_ExpenseExampleYear01	724
3 Years	rr_ExpenseExampleYear03	1,053
5 Years	rr_ExpenseExampleYear05	1,405
10 Years	rr_ExpenseExampleYear10	2,393
1 Year	rr_AverageAnnualReturnYear01	(6.33%)
5 Years	rr_AverageAnnualReturnYear05	1.21%
10 Years	rr_AverageAnnualReturnYear10	5.49%
Russell Tax-Managed U.S. Mid & Small Cap Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.98%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.38%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.27%	[2]
1 Year	rr_ExpenseExampleYear01	230
3 Years	rr_ExpenseExampleYear03	732
5 Years	rr_ExpenseExampleYear05	1,261
10 Years	rr_ExpenseExampleYear10	2,709
1 Year	rr_AverageAnnualReturnYear01	(1.34%)
5 Years	rr_AverageAnnualReturnYear05	1.64%
10 Years	rr_AverageAnnualReturnYear10	5.31%
Russell Tax-Managed U.S. Mid & Small Cap Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.98%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.65%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.63%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.52%	[2]
1 Year	rr_ExpenseExampleYear01	154
3 Years	rr_ExpenseExampleYear03	503
5 Years	rr_ExpenseExampleYear05	875
10 Years	rr_ExpenseExampleYear10	1,921
1 Year	rr_AverageAnnualReturnYear01	(0.62%)
5 Years	rr_AverageAnnualReturnYear05	2.41%
10 Years	rr_AverageAnnualReturnYear10	6.11%
Russell Tax-Managed U.S. Mid & Small Cap Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.98%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.40%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.38%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.27%	[2]
1 Year	rr_ExpenseExampleYear01	130
3 Years	rr_ExpenseExampleYear03	427
5 Years	rr_ExpenseExampleYear05	746
10 Years	rr_ExpenseExampleYear10	1,650
2002	rr_AnnualReturn2002	(17.45%)
2003	rr_AnnualReturn2003	37.26%
2004	rr_AnnualReturn2004	16.98%
2005	rr_AnnualReturn2005	7.93%
2006	rr_AnnualReturn2006	13.68%
2007	rr_AnnualReturn2007	5.70%
2008	rr_AnnualReturn2008	(35.73%)
2009	rr_AnnualReturn2009	33.64%
2010	rr_AnnualReturn2010	26.12%
2011	rr_AnnualReturn2011	(0.34%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.75%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.01%)
1 Year	rr_AverageAnnualReturnYear01	(0.34%)
5 Years	rr_AverageAnnualReturnYear05	2.67%
10 Years	rr_AverageAnnualReturnYear10	6.38%
Russell Tax-Managed U.S. Mid & Small Cap Fund | Return After Taxes on Distributions | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.34%)
5 Years	rr_AverageAnnualReturnYear05	2.35%
10 Years	rr_AverageAnnualReturnYear10	6.19%
Russell Tax-Managed U.S. Mid & Small Cap Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.22%)
5 Years	rr_AverageAnnualReturnYear05	2.22%
10 Years	rr_AverageAnnualReturnYear10	5.58%
Russell Tax-Managed U.S. Mid & Small Cap Fund | Russell 2500TM Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.51%)
5 Years	rr_AverageAnnualReturnYear05	1.24%
10 Years	rr_AverageAnnualReturnYear10	6.57%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	Until February 28, 2013, RIMCo has contractually agreed to waive, up to the full amount of its 0.98% advisory fees and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 1.10% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. Until February 28, 2013, RFSC has contractually agreed to waive 0.03% of its transfer agency fees for Class C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund.

Russell Global Opportunistic Credit Fund
Russell Global Opportunistic credit Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide total return.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Global Opportunistic Credit Fund		Class A	Class C	Class E	Class S	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Global Opportunistic Credit Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none
Other Expenses	[1]	0.32%	0.57%	0.57%	0.32%	0.12%
Total Annual Fund Operating Expenses	[1]	1.57%	2.32%	1.57%	1.32%	1.12%
Less Fee Waivers and Expense Reimbursements	[1]	(0.36%)	(0.36%)	(0.36%)	(0.36%)	(0.27%)
Net Annual Fund Operating Expenses	[1]	1.21%	1.96%	1.21%	0.96%	0.85%
[1]	Until February 28, 2013, RIMCo has contractually agreed to waive 0.27% of its 1.00% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.09% of its transfer agency fees for Class A, C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended April 30, 2012.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell Global Opportunistic Credit Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	493	199	123	98	87
3 Years	817	689	459	382	331
5 Years	1,164	1,206	819	687	593
10 Years	2,139	2,625	1,832	1,555	1,344

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 126% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in bonds. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund invests in various tactical global bond opportunities including high yield debt securities, emerging markets debt securities (including Brady Bonds), corporate debt securities, Yankee Bonds (dollar denominated obligations issued in the U.S. by non-U.S. banks and corporations), government securities (including non-U.S. and emerging markets sovereign debt) and investment grade securities. The Fund may invest, without limitation in debt securities that are rated below investment grade (commonly referred to as high yield or "junk bonds"). The Fund may invest without limitation in securities denominated in foreign currencies, in U.S. dollar-denominated securities of foreign issuers and in developed and emerging markets debt securities. The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect its investments against adverse currency exchange rate changes. The Fund invests in certain types of derivative instruments, including synthetic foreign fixed income securities. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include total return swaps and index credit default swaps. The Fund also purchases loans and other direct indebtedness. The Fund may enter into repurchase agreements. A portion of the Fund's net assets may be "illiquid" securities. The Fund is classified as a "non-diversified fund" under the Investment Company Act which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Synthetic Foreign Equity/Fixed Income Securities. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, foreign risk and currency risk. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarter 5.71% (4Q/11) Lowest Quarter (5.80)% (3Q/11)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns Russell Global Opportunistic Credit Fund		1 Year	Since Inception		Inception Date
Class A		(0.53%)	(0.15%)	[1]	Oct 1, 2010
Class C		2.63%	2.26%	[1]	Oct 1, 2010
Class E		3.30%	2.96%	[1]	Oct 1, 2010
Class Y		3.79%	3.41%	[1]	Oct 1, 2010
Class S		3.60%	3.25%	[1]	Oct 1, 2010
Class S Return After Taxes on Distributions		1.32%	1.16%	[1]	Oct 1, 2010
Class S Return After Taxes on Distributions and Sale of Fund Shares		2.34%	1.56%	[1]	Oct 1, 2010
Bank of America Merrill Lynch Global High Yield Index (USD hedged) (reflects no deduction for fees, expenses or taxes)	[2]	2.63%	4.51%	[1]
Bank of America Merrill Lynch Global High Yield Index (USD unhedged) (reflects no deduction for fees, expenses or taxes)	[2]	2.63%	3.81%	[1]
[1]	The Fund first issued Class A, C, E, S and Y Shares on October 1, 2010.
[2]	Effective January 1, 2012, RIMCo changed the Fund's primary benchmark from the Bank of America Merrill Lynch Global High Yield Index (USD unhedged) to the Bank of America Merrill Lynch Global High Yield Index (USD hedged). RIMCo believes that the USD hedged index is a more appropriate benchmark for the Fund.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
Russell Global Opportunistic Credit Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Global Opportunistic credit Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 126% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	126.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in bonds. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund invests in various tactical global bond opportunities including high yield debt securities, emerging markets debt securities (including Brady Bonds), corporate debt securities, Yankee Bonds (dollar denominated obligations issued in the U.S. by non-U.S. banks and corporations), government securities (including non-U.S. and emerging markets sovereign debt) and investment grade securities. The Fund may invest, without limitation in debt securities that are rated below investment grade (commonly referred to as high yield or "junk bonds"). The Fund may invest without limitation in securities denominated in foreign currencies, in U.S. dollar-denominated securities of foreign issuers and in developed and emerging markets debt securities. The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect its investments against adverse currency exchange rate changes. The Fund invests in certain types of derivative instruments, including synthetic foreign fixed income securities. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include total return swaps and index credit default swaps. The Fund also purchases loans and other direct indebtedness. The Fund may enter into repurchase agreements. A portion of the Fund's net assets may be "illiquid" securities. The Fund is classified as a "non-diversified fund" under the Investment Company Act which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Synthetic Foreign Equity/Fixed Income Securities. Investments in these instruments involve the risk that the issuer of the instrument may default on its obligation to deliver the underlying security or its value. These instruments may also be subject to liquidity risk, foreign risk and currency risk. In addition, the exercise or settlement date may be affected by certain market disruption events which could cause the local access products to become worthless if the events continue for a period of time.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter 5.71% (4Q/11) Lowest Quarter (5.80)% (3Q/11)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell Global Opportunistic Credit Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.00%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.21%	[2]
1 Year	rr_ExpenseExampleYear01	493
3 Years	rr_ExpenseExampleYear03	817
5 Years	rr_ExpenseExampleYear05	1,164
10 Years	rr_ExpenseExampleYear10	2,139
1 Year	rr_AverageAnnualReturnYear01	(0.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.15%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
Russell Global Opportunistic Credit Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.00%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.96%	[2]
1 Year	rr_ExpenseExampleYear01	199
3 Years	rr_ExpenseExampleYear03	689
5 Years	rr_ExpenseExampleYear05	1,206
10 Years	rr_ExpenseExampleYear10	2,625
1 Year	rr_AverageAnnualReturnYear01	2.63%
Since Inception	rr_AverageAnnualReturnSinceInception	2.26%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
Russell Global Opportunistic Credit Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.00%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.21%	[2]
1 Year	rr_ExpenseExampleYear01	123
3 Years	rr_ExpenseExampleYear03	459
5 Years	rr_ExpenseExampleYear05	819
10 Years	rr_ExpenseExampleYear10	1,832
1 Year	rr_AverageAnnualReturnYear01	3.30%
Since Inception	rr_AverageAnnualReturnSinceInception	2.96%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
Russell Global Opportunistic Credit Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.00%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.85%	[2]
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	331
5 Years	rr_ExpenseExampleYear05	593
10 Years	rr_ExpenseExampleYear10	1,344
1 Year	rr_AverageAnnualReturnYear01	3.79%
Since Inception	rr_AverageAnnualReturnSinceInception	3.41%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
Russell Global Opportunistic Credit Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.00%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.36%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.96%	[2]
1 Year	rr_ExpenseExampleYear01	98
3 Years	rr_ExpenseExampleYear03	382
5 Years	rr_ExpenseExampleYear05	687
10 Years	rr_ExpenseExampleYear10	1,555
2011	rr_AnnualReturn2011	3.60%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.71%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.80%)
1 Year	rr_AverageAnnualReturnYear01	3.60%
Since Inception	rr_AverageAnnualReturnSinceInception	3.25%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
Russell Global Opportunistic Credit Fund | Return After Taxes on Distributions | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.32%
Since Inception	rr_AverageAnnualReturnSinceInception	1.16%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
Russell Global Opportunistic Credit Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.34%
Since Inception	rr_AverageAnnualReturnSinceInception	1.56%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
Russell Global Opportunistic Credit Fund | Bank of America Merrill Lynch Global High Yield Index (USD hedged) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.63%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	4.51%	[3],[4]
Russell Global Opportunistic Credit Fund | Bank of America Merrill Lynch Global High Yield Index (USD unhedged) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.63%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%	[3],[4]

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	Until February 28, 2013, RIMCo has contractually agreed to waive 0.27% of its 1.00% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.09% of its transfer agency fees for Class A, C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended April 30, 2012.
[3]	The Fund first issued Class A, C, E, S and Y Shares on October 1, 2010.
[4]	Effective January 1, 2012, RIMCo changed the Fund's primary benchmark from the Bank of America Merrill Lynch Global High Yield Index (USD unhedged) to the Bank of America Merrill Lynch Global High Yield Index (USD hedged). RIMCo believes that the USD hedged index is a more appropriate benchmark for the Fund.

Russell Strategic Bond Fund
RUSSELL STRATEGIC BOND FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide current income,
and as a secondary objective, capital appreciation.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Strategic Bond Fund		Class A	Class C	Class E	Class I	Class S	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Strategic Bond Fund		Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	none
Other Expenses	[1]	0.29%	0.54%	0.54%	0.21%	0.29%	0.09%
Total Annual Fund Operating Expenses	[1]	1.04%	1.79%	1.04%	0.71%	0.79%	0.59%
Less Fee Waivers and Expense Reimbursements	[1]	(0.02%)	(0.02%)	(0.04%)	none	(0.02%)	none
Net Annual Fund Operating Expenses	[1]	1.02%	1.77%	1.00%	0.71%	0.77%	0.59%
[1]	Until February 28, 2013, RFSC has contractually agreed to waive 0.02% of its transfer agency fees for Class A, Class C and Class S Shares and 0.04% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests and to reflect expenses expected to be incurred by the Fund. The Fund is used as an investment in asset allocation programs sponsored by certain financial intermediaries. In August 2012, the allocation to the Fund increased in such programs. As a result, "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect the impact of higher assets under management for the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell Strategic Bond Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
1 Year	475	179	102	72	78	60
3 Years	691	560	326	226	249	188
5 Years	925	966	569	393	434	327
10 Years	1,595	2,100	1,265	878	970	733

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 233% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in bonds. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund invests in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade (commonly referred to as high-yield or "junk bonds"). The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect its investment against adverse currency exchange rate changes. The Fund may also invest in derivatives, including credit default swaps. The duration of the Fund's portfolio typically ranges within 20% of the duration of the Barclays U.S. Aggregate Bond Index, but may vary up to 35% from the Index's duration. A portion of the Fund's net assets may be illiquid. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. The Fund invests in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated. The Fund may enter into repurchase agreements. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets or to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts and swaps. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 8.46% (3Q/09) Lowest Quarterly Return: (4.16)% (3Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns Russell Strategic Bond Fund	1 Year	5 Years	10 Years
Class A	1.03%	5.03%	5.14%
Class C	4.08%	5.30%	5.28%
Class E	5.06%	5.91%	5.58%
Class I	5.34%	6.17%	5.83%
Class Y	5.44%	6.25%	5.88%
Class S	5.30%	6.17%	5.83%
Class S Return After Taxes on Distributions	3.82%	4.34%	4.11%
Class S Return After Taxes on Distributions and Sale of Fund Shares	3.43%	4.19%	3.98%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
Russell Strategic Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL STRATEGIC BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	and as a secondary objective, capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 233% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	233.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in bonds. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund invests in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade (commonly referred to as high-yield or "junk bonds"). The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect its investment against adverse currency exchange rate changes. The Fund may also invest in derivatives, including credit default swaps. The duration of the Fund's portfolio typically ranges within 20% of the duration of the Barclays U.S. Aggregate Bond Index, but may vary up to 35% from the Index's duration. A portion of the Fund's net assets may be illiquid. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. The Fund invests in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated. The Fund may enter into repurchase agreements. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets or to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts and swaps. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 8.46% (3Q/09) Lowest Quarterly Return: (4.16)% (3Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell Strategic Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.02%	[2]
1 Year	rr_ExpenseExampleYear01	475
3 Years	rr_ExpenseExampleYear03	691
5 Years	rr_ExpenseExampleYear05	925
10 Years	rr_ExpenseExampleYear10	1,595
1 Year	rr_AverageAnnualReturnYear01	1.03%
5 Years	rr_AverageAnnualReturnYear05	5.03%
10 Years	rr_AverageAnnualReturnYear10	5.14%
Russell Strategic Bond Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.77%	[2]
1 Year	rr_ExpenseExampleYear01	179
3 Years	rr_ExpenseExampleYear03	560
5 Years	rr_ExpenseExampleYear05	966
10 Years	rr_ExpenseExampleYear10	2,100
1 Year	rr_AverageAnnualReturnYear01	4.08%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	5.28%
Russell Strategic Bond Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.04%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.00%	[2]
1 Year	rr_ExpenseExampleYear01	102
3 Years	rr_ExpenseExampleYear03	326
5 Years	rr_ExpenseExampleYear05	569
10 Years	rr_ExpenseExampleYear10	1,265
1 Year	rr_AverageAnnualReturnYear01	5.06%
5 Years	rr_AverageAnnualReturnYear05	5.91%
10 Years	rr_AverageAnnualReturnYear10	5.58%
Russell Strategic Bond Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.21%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.71%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.71%	[2]
1 Year	rr_ExpenseExampleYear01	72
3 Years	rr_ExpenseExampleYear03	226
5 Years	rr_ExpenseExampleYear05	393
10 Years	rr_ExpenseExampleYear10	878
1 Year	rr_AverageAnnualReturnYear01	5.34%
5 Years	rr_AverageAnnualReturnYear05	6.17%
10 Years	rr_AverageAnnualReturnYear10	5.83%
Russell Strategic Bond Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.09%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.59%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.59%	[2]
1 Year	rr_ExpenseExampleYear01	60
3 Years	rr_ExpenseExampleYear03	188
5 Years	rr_ExpenseExampleYear05	327
10 Years	rr_ExpenseExampleYear10	733
1 Year	rr_AverageAnnualReturnYear01	5.44%
5 Years	rr_AverageAnnualReturnYear05	6.25%
10 Years	rr_AverageAnnualReturnYear10	5.88%
Russell Strategic Bond Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.02%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.77%	[2]
1 Year	rr_ExpenseExampleYear01	78
3 Years	rr_ExpenseExampleYear03	249
5 Years	rr_ExpenseExampleYear05	434
10 Years	rr_ExpenseExampleYear10	970
2002	rr_AnnualReturn2002	8.67%
2003	rr_AnnualReturn2003	7.40%
2004	rr_AnnualReturn2004	4.83%
2005	rr_AnnualReturn2005	2.55%
2006	rr_AnnualReturn2006	4.13%
2007	rr_AnnualReturn2007	6.40%
2008	rr_AnnualReturn2008	(8.40%)
2009	rr_AnnualReturn2009	18.64%
2010	rr_AnnualReturn2010	10.78%
2011	rr_AnnualReturn2011	5.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.46%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.16%)
1 Year	rr_AverageAnnualReturnYear01	5.30%
5 Years	rr_AverageAnnualReturnYear05	6.17%
10 Years	rr_AverageAnnualReturnYear10	5.83%
Russell Strategic Bond Fund | Return After Taxes on Distributions | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.82%
5 Years	rr_AverageAnnualReturnYear05	4.34%
10 Years	rr_AverageAnnualReturnYear10	4.11%
Russell Strategic Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.43%
5 Years	rr_AverageAnnualReturnYear05	4.19%
10 Years	rr_AverageAnnualReturnYear10	3.98%
Russell Strategic Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	Until February 28, 2013, RFSC has contractually agreed to waive 0.02% of its transfer agency fees for Class A, Class C and Class S Shares and 0.04% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests and to reflect expenses expected to be incurred by the Fund. The Fund is used as an investment in asset allocation programs sponsored by certain financial intermediaries. In August 2012, the allocation to the Fund increased in such programs. As a result, "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect the impact of higher assets under management for the Fund.

Russell Investment Grade Bond Fund
RUSSELL INVESTMENT GRADE BOND FUND
Investment Objective (Fundamental)
The Fund seeks to provide current income and the preservation of capital.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Investment Grade Bond Fund		Class A	Class C	Class E	Class I	Class S	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Investment Grade Bond Fund		Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	none
Other Expenses	[1]	0.32%	0.57%	0.57%	0.24%	0.32%	0.12%
Total Annual Fund Operating Expenses	[1]	0.82%	1.57%	0.82%	0.49%	0.57%	0.37%
Less Waivers and Expense Reimbursements	[1]	none	none	(0.04%)	none	none	none
Net Annual Fund Operating Expenses	[1]	0.82%	1.57%	0.78%	0.49%	0.57%	0.37%
[1]	Until February 28, 2013, RFSC has contractually agreed to waive 0.04% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses" "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests and to reflect expenses expected to be incurred by the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell Investment Grade Bond Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class I Shares	Class S Shares	Class Y Shares
1 Year	456	160	80	50	58	38
3 Years	627	496	258	157	183	119
5 Years	813	855	451	274	318	208
10 Years	1,350	1,868	1,010	616	713	469

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 187% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in investment grade bonds. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund invests in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund will invest principally in securities of "investment grade" quality at the time of purchase. The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect its investment against adverse currency exchange rate changes. The Fund may also invest in derivatives, including credit default swaps. The duration of the Fund's portfolio typically ranges within 20% of the duration of the Barclays U.S. Aggregate Bond Index, but may vary up to 25% from the Index's duration. A portion of the Fund's net assets may be illiquid. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. The Fund invests in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated. The Fund may enter into repurchase agreements. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets or to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts and swaps. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 6.87% (3Q/09) Lowest Quarterly Return: (2.82)% (3Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns Russell Investment Grade Bond Fund	1 Year	5 Years	10 Years
Class A	1.78%	5.38%	4.98%
Class C	4.93%	5.42%	5.00%
Class E	5.82%	6.21%	5.39%
Class I	6.09%	6.47%	5.66%
Class Y	6.19%	6.53%	5.72%
Class S	5.97%	6.36%	5.61%
Class S Return After Taxes on Distributions	4.71%	4.65%	3.82%
Class S Return After Taxes on Distributions and Sale of Fund Shares	3.94%	4.44%	3.76%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
Russell Investment Grade Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL INVESTMENT GRADE BOND FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 187% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	187.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in investment grade bonds. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund invests in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund will invest principally in securities of "investment grade" quality at the time of purchase. The Fund may invest in currency futures and options on futures, forward currency contracts, currency swaps and currency options for speculative purposes or to seek to protect its investment against adverse currency exchange rate changes. The Fund may also invest in derivatives, including credit default swaps. The duration of the Fund's portfolio typically ranges within 20% of the duration of the Barclays U.S. Aggregate Bond Index, but may vary up to 25% from the Index's duration. A portion of the Fund's net assets may be illiquid. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. The Fund invests in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated. The Fund may enter into repurchase agreements. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets or to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts and swaps. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 6.87% (3Q/09) Lowest Quarterly Return: (2.82)% (3Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell Investment Grade Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[2]
Less Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.82%	[2]
1 Year	rr_ExpenseExampleYear01	456
3 Years	rr_ExpenseExampleYear03	627
5 Years	rr_ExpenseExampleYear05	813
10 Years	rr_ExpenseExampleYear10	1,350
1 Year	rr_AverageAnnualReturnYear01	1.78%
5 Years	rr_AverageAnnualReturnYear05	5.38%
10 Years	rr_AverageAnnualReturnYear10	4.98%
Russell Investment Grade Bond Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%	[2]
Less Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.57%	[2]
1 Year	rr_ExpenseExampleYear01	160
3 Years	rr_ExpenseExampleYear03	496
5 Years	rr_ExpenseExampleYear05	855
10 Years	rr_ExpenseExampleYear10	1,868
1 Year	rr_AverageAnnualReturnYear01	4.93%
5 Years	rr_AverageAnnualReturnYear05	5.42%
10 Years	rr_AverageAnnualReturnYear10	5.00%
Russell Investment Grade Bond Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.82%	[2]
Less Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.78%	[2]
1 Year	rr_ExpenseExampleYear01	80
3 Years	rr_ExpenseExampleYear03	258
5 Years	rr_ExpenseExampleYear05	451
10 Years	rr_ExpenseExampleYear10	1,010
1 Year	rr_AverageAnnualReturnYear01	5.82%
5 Years	rr_AverageAnnualReturnYear05	6.21%
10 Years	rr_AverageAnnualReturnYear10	5.39%
Russell Investment Grade Bond Fund | Class I Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.49%	[2]
Less Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.49%	[2]
1 Year	rr_ExpenseExampleYear01	50
3 Years	rr_ExpenseExampleYear03	157
5 Years	rr_ExpenseExampleYear05	274
10 Years	rr_ExpenseExampleYear10	616
1 Year	rr_AverageAnnualReturnYear01	6.09%
5 Years	rr_AverageAnnualReturnYear05	6.47%
10 Years	rr_AverageAnnualReturnYear10	5.66%
Russell Investment Grade Bond Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.37%	[2]
Less Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.37%	[2]
1 Year	rr_ExpenseExampleYear01	38
3 Years	rr_ExpenseExampleYear03	119
5 Years	rr_ExpenseExampleYear05	208
10 Years	rr_ExpenseExampleYear10	469
1 Year	rr_AverageAnnualReturnYear01	6.19%
5 Years	rr_AverageAnnualReturnYear05	6.53%
10 Years	rr_AverageAnnualReturnYear10	5.72%
Russell Investment Grade Bond Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%	[2]
Less Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.57%	[2]
1 Year	rr_ExpenseExampleYear01	58
3 Years	rr_ExpenseExampleYear03	183
5 Years	rr_ExpenseExampleYear05	318
10 Years	rr_ExpenseExampleYear10	713
2002	rr_AnnualReturn2002	9.57%
2003	rr_AnnualReturn2003	4.27%
2004	rr_AnnualReturn2004	4.36%
2005	rr_AnnualReturn2005	2.09%
2006	rr_AnnualReturn2006	4.18%
2007	rr_AnnualReturn2007	6.17%
2008	rr_AnnualReturn2008	(2.92%)
2009	rr_AnnualReturn2009	14.78%
2010	rr_AnnualReturn2010	8.57%
2011	rr_AnnualReturn2011	5.97%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.82%)
1 Year	rr_AverageAnnualReturnYear01	5.97%
5 Years	rr_AverageAnnualReturnYear05	6.36%
10 Years	rr_AverageAnnualReturnYear10	5.61%
Russell Investment Grade Bond Fund | Return After Taxes on Distributions | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.71%
5 Years	rr_AverageAnnualReturnYear05	4.65%
10 Years	rr_AverageAnnualReturnYear10	3.82%
Russell Investment Grade Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.94%
5 Years	rr_AverageAnnualReturnYear05	4.44%
10 Years	rr_AverageAnnualReturnYear10	3.76%
Russell Investment Grade Bond Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	Until February 28, 2013, RFSC has contractually agreed to waive 0.04% of its transfer agency fees for Class E Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses" "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Russell U.S. Cash Management Fund, in which the Fund invests and to reflect expenses expected to be incurred by the Fund.

Russell Short Duration Bond Fund
Russell Short Duration Bond Fund
Investment Objective (Non-Fundamental)
The Fund seeks to provide current income and preservation of capital with a focus on short duration securities.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Short Duration Bond Fund		Class A	Class C	Class E	Class S	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Short Duration Bond Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none
Other Expenses	[1]	0.32%	0.57%	0.57%	0.32%	0.12%
Total Annual Fund Operating Expenses	[1]	1.02%	1.77%	1.02%	0.77%	0.57%
Less Fee Waivers and Expense Reimbursements	[1]	(0.13%)	(0.13%)	(0.13%)	(0.13%)	(0.05%)
Net Annual Fund Operating Expenses	[1]	0.89%	1.64%	0.89%	0.64%	0.52%
[1]	Until February 28, 2013, RIMCo has contractually agreed to waive 0.05% of its 0.45% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.08% of its transfer agency fees for Class A, C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. The Fund is used as an investment in asset allocation programs sponsored by certain financial intermediaries. In August 2012, the allocation to the Fund decreased in such programs. As a result, "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect the impact of lower assets under management for the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell Short Duration Bond Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	462	167	91	65	54
3 Years	674	544	312	233	179
5 Years	904	947	550	414	316
10 Years	1,563	2,072	1,236	941	715

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 339% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in bonds. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund defines short duration as a duration ranging from 0.5 to 3.0 years. The Fund has no restrictions on individual security duration. The Fund invests in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund may invest up to 15% of its assets in debt securities that are rated below investment grade (commonly referred to as high-yield or "junk bonds"). The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may also invest in derivatives, including credit default swaps. A portion of the Fund's net assets may be illiquid. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. The Fund invests in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated. The Fund may enter into repurchase agreements. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets or to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts and swaps. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 5.84% (2Q/09) Lowest Quarterly Return: (3.76)% (3Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns Russell Short Duration Bond Fund	1 Year	5 Years	10 Years
Class A	(2.71%)	2.96%	2.86%
Class C	0.29%	3.00%	2.49%
Class E	1.02%	3.77%	3.26%
Class Y	1.39%	4.10%	3.56%
Class S	1.30%	4.03%	3.52%
Class S Return After Taxes on Distributions	0.59%	2.80%	2.35%
Class S Return After Taxes on Distributions and Sale of Fund Shares	0.85%	2.72%	2.31%
BofA Merrill Lynch 1-3 Yr US Treasuries Index (reflects no deduction for fees, expenses or taxes)	1.55%	3.69%	3.25%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
Russell Short Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Short Duration Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and preservation of capital with a focus on short duration securities.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 339% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	339.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in bonds. The Fund employs multiple money managers, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund defines short duration as a duration ranging from 0.5 to 3.0 years. The Fund has no restrictions on individual security duration. The Fund invests in mortgage related securities, including mortgage-backed securities. The Fund also invests in (1) U.S. and non-U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government, non-U.S. governments, or by any U.S. government or non-U.S. government agency or instrumentality and (4) asset-backed securities. The Fund may invest up to 15% of its assets in debt securities that are rated below investment grade (commonly referred to as high-yield or "junk bonds"). The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. The Fund may also invest in derivatives, including credit default swaps. A portion of the Fund's net assets may be illiquid. The Fund may invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. The Fund invests in non-U.S. debt securities, including developed and emerging market debt securities, some of which may be non-U.S. dollar denominated. The Fund may enter into repurchase agreements. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of appropriate markets or to changes in interest rates or market/sector returns by purchasing fixed income securities and/or derivatives, which typically include exchange traded fixed income futures contracts and swaps. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Yankee Bonds and Yankee CDs. Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 5.84% (2Q/09) Lowest Quarterly Return: (3.76)% (3Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell Short Duration Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.89%	[2]
1 Year	rr_ExpenseExampleYear01	462
3 Years	rr_ExpenseExampleYear03	674
5 Years	rr_ExpenseExampleYear05	904
10 Years	rr_ExpenseExampleYear10	1,563
1 Year	rr_AverageAnnualReturnYear01	(2.71%)
5 Years	rr_AverageAnnualReturnYear05	2.96%
10 Years	rr_AverageAnnualReturnYear10	2.86%
Russell Short Duration Bond Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.77%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.64%	[2]
1 Year	rr_ExpenseExampleYear01	167
3 Years	rr_ExpenseExampleYear03	544
5 Years	rr_ExpenseExampleYear05	947
10 Years	rr_ExpenseExampleYear10	2,072
1 Year	rr_AverageAnnualReturnYear01	0.29%
5 Years	rr_AverageAnnualReturnYear05	3.00%
10 Years	rr_AverageAnnualReturnYear10	2.49%
Russell Short Duration Bond Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.02%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.89%	[2]
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	312
5 Years	rr_ExpenseExampleYear05	550
10 Years	rr_ExpenseExampleYear10	1,236
1 Year	rr_AverageAnnualReturnYear01	1.02%
5 Years	rr_AverageAnnualReturnYear05	3.77%
10 Years	rr_AverageAnnualReturnYear10	3.26%
Russell Short Duration Bond Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.57%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.52%	[2]
1 Year	rr_ExpenseExampleYear01	54
3 Years	rr_ExpenseExampleYear03	179
5 Years	rr_ExpenseExampleYear05	316
10 Years	rr_ExpenseExampleYear10	715
1 Year	rr_AverageAnnualReturnYear01	1.39%
5 Years	rr_AverageAnnualReturnYear05	4.10%
10 Years	rr_AverageAnnualReturnYear10	3.56%
Russell Short Duration Bond Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.45%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.64%	[2]
1 Year	rr_ExpenseExampleYear01	65
3 Years	rr_ExpenseExampleYear03	233
5 Years	rr_ExpenseExampleYear05	414
10 Years	rr_ExpenseExampleYear10	941
2002	rr_AnnualReturn2002	6.31%
2003	rr_AnnualReturn2003	2.45%
2004	rr_AnnualReturn2004	1.22%
2005	rr_AnnualReturn2005	1.45%
2006	rr_AnnualReturn2006	3.76%
2007	rr_AnnualReturn2007	6.06%
2008	rr_AnnualReturn2008	(4.62%)
2009	rr_AnnualReturn2009	13.16%
2010	rr_AnnualReturn2010	5.04%
2011	rr_AnnualReturn2011	1.30%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(3.76%)
1 Year	rr_AverageAnnualReturnYear01	1.30%
5 Years	rr_AverageAnnualReturnYear05	4.03%
10 Years	rr_AverageAnnualReturnYear10	3.52%
Russell Short Duration Bond Fund | Return After Taxes on Distributions | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.59%
5 Years	rr_AverageAnnualReturnYear05	2.80%
10 Years	rr_AverageAnnualReturnYear10	2.35%
Russell Short Duration Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.85%
5 Years	rr_AverageAnnualReturnYear05	2.72%
10 Years	rr_AverageAnnualReturnYear10	2.31%
Russell Short Duration Bond Fund | BofA Merrill Lynch 1-3 Yr US Treasuries Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.55%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	3.25%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	Until February 28, 2013, RIMCo has contractually agreed to waive 0.05% of its 0.45% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.08% of its transfer agency fees for Class A, C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. The Fund is used as an investment in asset allocation programs sponsored by certain financial intermediaries. In August 2012, the allocation to the Fund decreased in such programs. As a result, "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect the impact of lower assets under management for the Fund.

Russell Tax Exempt Bond Fund
Russell Tax Exempt Bond Fund
Investment Objective (Fundamental)
The Fund seeks to provide federal tax-exempt current income consistent with the preservation of capital. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments the income from which is exempt from federal income tax.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Tax Exempt Bond Fund		Class A	Class C	Class E	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		3.75%	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Tax Exempt Bond Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	[1]	0.30%	0.30%	0.30%	0.30%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none
Other Expenses	[1]	0.30%	0.55%	0.55%	0.30%
Total Annual Fund Operating Expenses	[1]	0.85%	1.60%	0.85%	0.60%
Less Fee Waivers and Expense Reimbursements	[1]	none	(0.04%)	(0.04%)	(0.04%)
Net Annual Fund Operating Expenses	[1]	0.85%	1.56%	0.81%	0.56%
[1]	Until February 28, 2013, RFSC has contractually agreed to waive 0.04% of its transfer agency fees for Class C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell Tax Exempt Bond Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	458	158	82	57
3 Years	635	500	266	187
5 Years	827	866	466	329
10 Years	1,380	1,893	1,042	743

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in investments the income from which is exempt from federal income tax. The Fund invests principally in investment-grade municipal debt obligations providing federal tax-exempt interest income. The Fund employs multiple money managers, each with its own expertise in the municipal bond market. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund may invest up to 10% of its assets in municipal debt securities that are rated below investment grade (commonly referred to as high-yield or "junk bonds"). The Fund may also invest in Eurodollar futures. A portion of the Fund's net assets may be "illiquid" securities. The Fund may enter into repurchase agreements. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Municipal Obligations. Municipal obligations are subject to interest rate, credit and illiquidity risk and are affected by economic, business or political developments and may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 5.38% (3Q/09) Lowest Quarterly Return: (2.71)% (4Q/10)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns Russell Tax Exempt Bond Fund	1 Year	5 Years	10 Years
Class A	3.13%	3.52%	3.57%
Class C	6.35%	3.56%	3.22%
Class E	7.13%	4.33%	3.98%
Class S	7.41%	4.60%	4.24%
Class S Return After Taxes on Distributions	7.41%	4.33%	3.60%
Class S Return After Taxes on Distributions and Sale of Fund Shares	5.92%	4.16%	3.51%
Barclays Municipal 1-10 Yr Blend (1-12) Index (reflects no deduction for fees, expenses or taxes)	7.62%	5.37%	4.81%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
Russell Tax Exempt Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Russell Tax Exempt Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide federal tax-exempt current income consistent with the preservation of capital. The Fund will invest, under normal circumstances, at least 80% of the value of its assets in investments the income from which is exempt from federal income tax.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013.
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 29% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	29.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in investments the income from which is exempt from federal income tax. The Fund invests principally in investment-grade municipal debt obligations providing federal tax-exempt interest income. The Fund employs multiple money managers, each with its own expertise in the municipal bond market. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund may invest up to 10% of its assets in municipal debt securities that are rated below investment grade (commonly referred to as high-yield or "junk bonds"). The Fund may also invest in Eurodollar futures. A portion of the Fund's net assets may be "illiquid" securities. The Fund may enter into repurchase agreements. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Municipal Obligations. Municipal obligations are subject to interest rate, credit and illiquidity risk and are affected by economic, business or political developments and may be subject to provisions of litigation, bankruptcy and other laws affecting the rights and remedies of creditors.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 5.38% (3Q/09) Lowest Quarterly Return: (2.71)% (4Q/10)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell Tax Exempt Bond Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.30%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.85%	[2]
1 Year	rr_ExpenseExampleYear01	458
3 Years	rr_ExpenseExampleYear03	635
5 Years	rr_ExpenseExampleYear05	827
10 Years	rr_ExpenseExampleYear10	1,380
1 Year	rr_AverageAnnualReturnYear01	3.13%
5 Years	rr_AverageAnnualReturnYear05	3.52%
10 Years	rr_AverageAnnualReturnYear10	3.57%
Russell Tax Exempt Bond Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.30%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.56%	[2]
1 Year	rr_ExpenseExampleYear01	158
3 Years	rr_ExpenseExampleYear03	500
5 Years	rr_ExpenseExampleYear05	866
10 Years	rr_ExpenseExampleYear10	1,893
1 Year	rr_AverageAnnualReturnYear01	6.35%
5 Years	rr_AverageAnnualReturnYear05	3.56%
10 Years	rr_AverageAnnualReturnYear10	3.22%
Russell Tax Exempt Bond Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.30%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.55%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.81%	[2]
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	266
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,042
1 Year	rr_AverageAnnualReturnYear01	7.13%
5 Years	rr_AverageAnnualReturnYear05	4.33%
10 Years	rr_AverageAnnualReturnYear10	3.98%
Russell Tax Exempt Bond Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.30%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.60%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.56%	[2]
1 Year	rr_ExpenseExampleYear01	57
3 Years	rr_ExpenseExampleYear03	187
5 Years	rr_ExpenseExampleYear05	329
10 Years	rr_ExpenseExampleYear10	743
2002	rr_AnnualReturn2002	8.04%
2003	rr_AnnualReturn2003	3.61%
2004	rr_AnnualReturn2004	2.55%
2005	rr_AnnualReturn2005	1.41%
2006	rr_AnnualReturn2006	3.91%
2007	rr_AnnualReturn2007	2.72%
2008	rr_AnnualReturn2008	1.14%
2009	rr_AnnualReturn2009	9.34%
2010	rr_AnnualReturn2010	2.64%
2011	rr_AnnualReturn2011	7.41%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.38%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.71%)
1 Year	rr_AverageAnnualReturnYear01	7.41%
5 Years	rr_AverageAnnualReturnYear05	4.60%
10 Years	rr_AverageAnnualReturnYear10	4.24%
Russell Tax Exempt Bond Fund | Return After Taxes on Distributions | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.41%
5 Years	rr_AverageAnnualReturnYear05	4.33%
10 Years	rr_AverageAnnualReturnYear10	3.60%
Russell Tax Exempt Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.92%
5 Years	rr_AverageAnnualReturnYear05	4.16%
10 Years	rr_AverageAnnualReturnYear10	3.51%
Russell Tax Exempt Bond Fund | Barclays Municipal 1-10 Yr Blend (1-12) Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.62%
5 Years	rr_AverageAnnualReturnYear05	5.37%
10 Years	rr_AverageAnnualReturnYear10	4.81%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	Until February 28, 2013, RFSC has contractually agreed to waive 0.04% of its transfer agency fees for Class C, E and S Shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund.

Russell Commodity Strategies Fund
RUSSELL COMMODITY STRATEGIES FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term total return.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Commodity Strategies Fund		Class A	Class C	Class E	Class S	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Commodity Strategies Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none
Other Expenses	[1]	0.31%	0.56%	0.56%	0.31%	0.11%
Acquired Fund Fees and Expenses	[1]	0.28%	0.28%	0.28%	0.28%	0.28%
Total Annual Fund Operating Expenses	[1]	2.09%	2.84%	2.09%	1.84%	1.64%
Less Fee Waivers and Expense Reimbursements	[1]	(0.51%)	(0.51%)	(0.51%)	(0.51%)	(0.51%)
Net Annual Fund Operating Expenses	[1]	1.58%	2.33%	1.58%	1.33%	1.13%
[1]	RIMCo has contractually agreed to waive, until February 28, 2013, 0.25% of its 1.25% advisory fee for the Fund. This waiver may not be termintated during the relevant period except with Board approval. A wholly-owned subsidiary of the Fund (the "Subsidiary"), organized as a company under the laws of the Cayman Islands, pays RIMCo an advisory fee and pays RFSC an administrative fee at the annual rates of 1.25% and 0.05%, respectively, of the Subsidiary's net assets (collectively, the "Subsidiary Fees"). Pursuant to a contractual agreement with the Fund, RIMCo and RFSC have agreed to permanently waive all or a portion of the advisory fees and the administrative fees paid by the Fund to RIMCo and RFSC, respectively, in the amount equal to the amount of the Subsidiary Fees received by RIMCo and RFSC, if any. This waiver may not be terminated by RIMCo or RFSC. "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Subsidiary and the Russell U.S. Cash Management Fund, in which the Fund invests. The Fund's proportionate share of these operating expenses for the Subsidiary are reflected under "Acquired Fund Fees and Expenses." "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove to remove the effect of non-contractual waivers that were in effect for the fiscal period ended April 30, 2012.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements and permanent fee waivers. The calculation of costs for the remaining periods takes such contractual fee waivers and/or reimbursements into account only for the first year of the periods and such permanent fee waivers for all periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell Commodity Strategies Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	726	236	160	135	115
3 Years	1,093	778	550	473	412
5 Years	1,484	1,346	965	834	732
10 Years	2,575	2,893	2,124	1,852	1,636

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 123% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund pursues its investment objective by investing directly, and/or indirectly through a wholly-owned subsidiary, in commodity index-linked securities, other commodity-linked securities, derivative instruments (including swap agreements, and commodity-linked structured notes, futures and options contracts with respect to indexes or individual commodities and options on futures contracts), cash and fixed income securities that together are intended to provide exposure to the performance of the collateralized commodity futures market. The Fund seeks to provide exposure to the commodities markets. It is designed to generally achieve positive performance relative to that of the Dow Jones – UBS Commodity Index Total Return ("DJ-UBS Index"), although there can be no guarantee that this positive performance will be achieved. The DJ-UBS Index is a broadly diversified futures index composed of futures contracts on 20 physical commodities. The Fund gains exposure to the commodities markets by investing up to 25% of its total assets in a wholly-owned subsidiary of the Fund (the "Subsidiary") organized as a company under the laws of the Cayman Islands.

The Fund may invest in corporate securities, U.S. Government securities, mortgage-backed securities, asset-backed securities and municipal debt obligations. The fixed income portion of the portfolio includes debt securities that are considered to be of "investment grade" quality at the time of purchase, but the Fund may also invest up to 10% of its assets in debt securities that are rated below investment grade (commonly referred to as high-yield or "junk bonds") The average duration of the fixed income portion of the portfolio (excluding structured notes) is one year or less. The Fund may also invest in bank obligations.

The Fund may invest up to 35% of its assets in securities of issuers economically tied to non-U.S. countries, including issuers economically tied to emerging market countries. The Fund may hedge its exposure to foreign currency through the use of currency futures and options on futures, forward currency contracts and currency options.

The Fund is classified as a "non-diversified fund" under the Investment Company Act of 1940 which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers.

The Fund employs multiple money managers unaffiliated with RIMCo, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Correlation Risk. Changes in the value of a hedging instrument may not match those of the investment being hedged.
  Subsidiary Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary's investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, and is generally not subject to all of the provisions of the 1940 Act.
  Tax Risk. The tax treatment of the Fund's investments may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service ("IRS") that could affect whether income derived from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise alter the character, timing and/or amount of the Fund's taxable income or any gains and distributions made by the Fund.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Non-U.S. and Emerging Markets Debt. The value of an investment in non-U.S. and emerging markets debt may be affected by political or economic conditions or foreign currency exchange rates. Prices of emerging markets debt can be severely affected not only by rising interest rates and adverse currency fluctuations, but also by the deterioration of credit quality or default by the issuer.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Leveraging Risk. As a result of the Fund's use of derivatives, the Fund may be subject to leveraging risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Non-Diversification Risk. Investing a relatively high percentage of assets in the securities of a single issuer or group of issuers, may cause performance to be more vulnerable to changes in the market value of the single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarter 5.77% (1Q/11) Lowest Quarter (11.08)% (3Q/11)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns Russell Commodity Strategies Fund	1 Year	Since Inception		Inception Date
Class A	(17.00%)	4.07%	[1]	Jul 1, 2010
Class C	(12.55%)	7.42%	[1]	Jul 1, 2010
Class E	(11.87%)	8.19%	[1]	Jul 1, 2010
Class Y	(11.51%)	8.69%	[1]	Jul 1, 2010
Class S	(11.67%)	8.51%	[1]	Jul 1, 2010
Class S After Taxes on Distributions	(12.96%)	4.45%	[1]	Jul 1, 2010
Class S After Taxes on Distributions and Sales	(7.58%)	5.01%	[1]	Jul 1, 2010
Dow Jones - UBS Commodity Index Total Return (reflects no deduction for fees, expenses or taxes)	(13.32%)	7.84%	[1]
[1]	The Fund first issued Class A, C, E, S and Y Shares on July 1, 2010.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
Russell Commodity Strategies Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL COMMODITY STRATEGIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 123% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	123.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements and permanent fee waivers. The calculation of costs for the remaining periods takes such contractual fee waivers and/or reimbursements into account only for the first year of the periods and such permanent fee waivers for all periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund pursues its investment objective by investing directly, and/or indirectly through a wholly-owned subsidiary, in commodity index-linked securities, other commodity-linked securities, derivative instruments (including swap agreements, and commodity-linked structured notes, futures and options contracts with respect to indexes or individual commodities and options on futures contracts), cash and fixed income securities that together are intended to provide exposure to the performance of the collateralized commodity futures market. The Fund seeks to provide exposure to the commodities markets. It is designed to generally achieve positive performance relative to that of the Dow Jones – UBS Commodity Index Total Return ("DJ-UBS Index"), although there can be no guarantee that this positive performance will be achieved. The DJ-UBS Index is a broadly diversified futures index composed of futures contracts on 20 physical commodities. The Fund gains exposure to the commodities markets by investing up to 25% of its total assets in a wholly-owned subsidiary of the Fund (the "Subsidiary") organized as a company under the laws of the Cayman Islands.

The Fund may invest in corporate securities, U.S. Government securities, mortgage-backed securities, asset-backed securities and municipal debt obligations. The fixed income portion of the portfolio includes debt securities that are considered to be of "investment grade" quality at the time of purchase, but the Fund may also invest up to 10% of its assets in debt securities that are rated below investment grade (commonly referred to as high-yield or "junk bonds") The average duration of the fixed income portion of the portfolio (excluding structured notes) is one year or less. The Fund may also invest in bank obligations.

The Fund may invest up to 35% of its assets in securities of issuers economically tied to non-U.S. countries, including issuers economically tied to emerging market countries. The Fund may hedge its exposure to foreign currency through the use of currency futures and options on futures, forward currency contracts and currency options.

The Fund is classified as a "non-diversified fund" under the Investment Company Act of 1940 which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers.

		The Fund employs multiple money managers unaffiliated with RIMCo, each with its own investment style. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Correlation Risk. Changes in the value of a hedging instrument may not match those of the investment being hedged.
  Subsidiary Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary's investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, and is generally not subject to all of the provisions of the 1940 Act.
  Tax Risk. The tax treatment of the Fund's investments may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service ("IRS") that could affect whether income derived from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise alter the character, timing and/or amount of the Fund's taxable income or any gains and distributions made by the Fund.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Non-U.S. and Emerging Markets Debt. The value of an investment in non-U.S. and emerging markets debt may be affected by political or economic conditions or foreign currency exchange rates. Prices of emerging markets debt can be severely affected not only by rising interest rates and adverse currency fluctuations, but also by the deterioration of credit quality or default by the issuer.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Leveraging Risk. As a result of the Fund's use of derivatives, the Fund may be subject to leveraging risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Non-Diversification Risk. Investing a relatively high percentage of assets in the securities of a single issuer or group of issuers, may cause performance to be more vulnerable to changes in the market value of the single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
		Please refer to the "Risks" section in the Fund's Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk. Investing a relatively high percentage of assets in the securities of a single issuer or group of issuers, may cause performance to be more vulnerable to changes in the market value of the single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter 5.77% (1Q/11) Lowest Quarter (11.08)% (3Q/11)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell Commodity Strategies Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.58%	[2]
1 Year	rr_ExpenseExampleYear01	726
3 Years	rr_ExpenseExampleYear03	1,093
5 Years	rr_ExpenseExampleYear05	1,484
10 Years	rr_ExpenseExampleYear10	2,575
1 Year	rr_AverageAnnualReturnYear01	(17.00%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.07%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2010
Russell Commodity Strategies Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.84%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.33%	[2]
1 Year	rr_ExpenseExampleYear01	236
3 Years	rr_ExpenseExampleYear03	778
5 Years	rr_ExpenseExampleYear05	1,346
10 Years	rr_ExpenseExampleYear10	2,893
1 Year	rr_AverageAnnualReturnYear01	(12.55%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.42%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2010
Russell Commodity Strategies Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.56%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.09%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.58%	[2]
1 Year	rr_ExpenseExampleYear01	160
3 Years	rr_ExpenseExampleYear03	550
5 Years	rr_ExpenseExampleYear05	965
10 Years	rr_ExpenseExampleYear10	2,124
1 Year	rr_AverageAnnualReturnYear01	(11.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.19%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2010
Russell Commodity Strategies Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.11%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.64%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.13%	[2]
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	412
5 Years	rr_ExpenseExampleYear05	732
10 Years	rr_ExpenseExampleYear10	1,636
1 Year	rr_AverageAnnualReturnYear01	(11.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.69%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2010
Russell Commodity Strategies Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.31%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.28%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.51%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.33%	[2]
1 Year	rr_ExpenseExampleYear01	135
3 Years	rr_ExpenseExampleYear03	473
5 Years	rr_ExpenseExampleYear05	834
10 Years	rr_ExpenseExampleYear10	1,852
2011	rr_AnnualReturn2011	(11.67%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.08%)
1 Year	rr_AverageAnnualReturnYear01	(11.67%)
Since Inception	rr_AverageAnnualReturnSinceInception	8.51%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2010
Russell Commodity Strategies Fund | Return After Taxes on Distributions | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	4.45%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2010
Russell Commodity Strategies Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.58%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.01%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2010
Russell Commodity Strategies Fund | Dow Jones - UBS Commodity Index Total Return (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(13.32%)
Since Inception	rr_AverageAnnualReturnSinceInception	7.84%	[3]

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	RIMCo has contractually agreed to waive, until February 28, 2013, 0.25% of its 1.25% advisory fee for the Fund. This waiver may not be termintated during the relevant period except with Board approval. A wholly-owned subsidiary of the Fund (the "Subsidiary"), organized as a company under the laws of the Cayman Islands, pays RIMCo an advisory fee and pays RFSC an administrative fee at the annual rates of 1.25% and 0.05%, respectively, of the Subsidiary's net assets (collectively, the "Subsidiary Fees"). Pursuant to a contractual agreement with the Fund, RIMCo and RFSC have agreed to permanently waive all or a portion of the advisory fees and the administrative fees paid by the Fund to RIMCo and RFSC, respectively, in the amount equal to the amount of the Subsidiary Fees received by RIMCo and RFSC, if any. This waiver may not be terminated by RIMCo or RFSC. "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the Fund's proportionate share of the operating expenses of any other fund, including the Subsidiary and the Russell U.S. Cash Management Fund, in which the Fund invests. The Fund's proportionate share of these operating expenses for the Subsidiary are reflected under "Acquired Fund Fees and Expenses." "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove to remove the effect of non-contractual waivers that were in effect for the fiscal period ended April 30, 2012.
[3]	The Fund first issued Class A, C, E, S and Y Shares on July 1, 2010.

Russell Global Infrastructure Fund
RUSSELL GLOBAL INFRASTRUCTURE FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide long term growth of capital and current income.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Global Infrastructure Fund		Class A	Class C	Class E	Class S	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Global Infrastructure Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	1.25%	1.25%	1.25%	1.25%	1.25%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none
Other Expenses	[1]	0.35%	0.60%	0.60%	0.35%	0.15%
Total Annual Fund Operating Expenses	[1]	1.85%	2.60%	1.85%	1.60%	1.40%
Less Fee Waivers and Expense Reimbursements	[1]	(0.27%)	(0.27%)	(0.27%)	(0.27%)	(0.25%)
Net Annual Fund Operating Expenses	[1]	1.58%	2.33%	1.58%	1.33%	1.15%
[1]	Until February 28, 2013, RIMCo has contractually agreed to waive 0.25% of its 1.25% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.02% of its transfer agency fees for Class A, C, E and S shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended April 30, 2012.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell Global Infrastructure Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	727	236	161	135	117
3 Years	1,099	783	556	478	419
5 Years	1,495	1,357	976	845	743
10 Years	2,600	2,915	2,148	1,877	1,660

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 145% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets in securities issued by companies that are engaged in the infrastructure business. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Infrastructure companies also include energy-related companies organized as master limited partnerships (MLPs) and their affiliates. The Fund principally invests in equity securities, including common stocks, of infrastructure companies economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. The Fund may invest a significant portion of its assets in non-U.S. securities, including emerging markets securities. The Fund may invest in large, medium or small capitalization companies. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may enter into spot and forward currency contracts to facilitate settlement of securities transactions. The Fund is classified as a "non-diversified fund" under the Investment Company Act which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarter 7.81% (4Q/11) Lowest Quarter (14.21)% (3Q/11)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns Russell Global Infrastructure Fund	1 Year	Since Inception		Inception Date
Class A	(5.96%)	(1.15%)	[1]	Oct 1, 2010
Class C	(1.08%)	2.84%	[1]	Oct 1, 2010
Class E	(0.29%)	3.63%	[1]	Oct 1, 2010
Class Y	0.13%	4.05%	[1]	Oct 1, 2010
Class S	(0.02%)	3.90%	[1]	Oct 1, 2010
Class S Return After Taxes on Distributions	(0.12%)	3.39%	[1]	Oct 1, 2010
Class S Return After Taxes on Distributions and Sale of Fund Shares	0.81%	3.32%	[1]	Oct 1, 2010
S&P Global Infrastructure Index Net (USD) (reflects no deduction for fees, expenses or taxes)	(1.30%)	2.66%	[1]
[1]	The Fund first issued Class A, C, E, S and Y Shares on October 1, 2010.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
Russell Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL GLOBAL INFRASTRUCTURE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide long term growth of capital and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 145% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	145.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of its net assets in securities issued by companies that are engaged in the infrastructure business. Infrastructure refers to the systems and networks of energy, transportation, communication and other services required for the normal function of society. Infrastructure companies also include energy-related companies organized as master limited partnerships (MLPs) and their affiliates. The Fund principally invests in equity securities, including common stocks, of infrastructure companies economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. The Fund may invest a significant portion of its assets in non-U.S. securities, including emerging markets securities. The Fund may invest in large, medium or small capitalization companies. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives, which typically include index futures contracts. The Fund may enter into spot and forward currency contracts to facilitate settlement of securities transactions. The Fund is classified as a "non-diversified fund" under the Investment Company Act which means that a relatively high percentage of the Fund's assets may be invested in a limited number of issuers. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus
  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund's performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.

Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter 7.81% (4Q/11) Lowest Quarter (14.21)% (3Q/11)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns reflect foreign tax credits passed by the Fund to its shareholders thereby increasing total returns after taxes on distributions and total returns after taxes on distributions and sale of Fund Shares. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell Global Infrastructure Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.58%	[2]
1 Year	rr_ExpenseExampleYear01	727
3 Years	rr_ExpenseExampleYear03	1,099
5 Years	rr_ExpenseExampleYear05	1,495
10 Years	rr_ExpenseExampleYear10	2,600
1 Year	rr_AverageAnnualReturnYear01	(5.96%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.15%)	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
Russell Global Infrastructure Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.60%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.33%	[2]
1 Year	rr_ExpenseExampleYear01	236
3 Years	rr_ExpenseExampleYear03	783
5 Years	rr_ExpenseExampleYear05	1,357
10 Years	rr_ExpenseExampleYear10	2,915
1 Year	rr_AverageAnnualReturnYear01	(1.08%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.84%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
Russell Global Infrastructure Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.85%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.58%	[2]
1 Year	rr_ExpenseExampleYear01	161
3 Years	rr_ExpenseExampleYear03	556
5 Years	rr_ExpenseExampleYear05	976
10 Years	rr_ExpenseExampleYear10	2,148
1 Year	rr_AverageAnnualReturnYear01	(0.29%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.63%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
Russell Global Infrastructure Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.15%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.15%	[2]
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	419
5 Years	rr_ExpenseExampleYear05	743
10 Years	rr_ExpenseExampleYear10	1,660
1 Year	rr_AverageAnnualReturnYear01	0.13%
Since Inception	rr_AverageAnnualReturnSinceInception	4.05%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
Russell Global Infrastructure Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.25%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.35%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.60%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.33%	[2]
1 Year	rr_ExpenseExampleYear01	135
3 Years	rr_ExpenseExampleYear03	478
5 Years	rr_ExpenseExampleYear05	845
10 Years	rr_ExpenseExampleYear10	1,877
2011	rr_AnnualReturn2011	(0.02%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.81%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.21%)
1 Year	rr_AverageAnnualReturnYear01	(0.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.90%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
Russell Global Infrastructure Fund | Return After Taxes on Distributions | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	3.39%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
Russell Global Infrastructure Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.81%
Since Inception	rr_AverageAnnualReturnSinceInception	3.32%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Oct 1, 2010
Russell Global Infrastructure Fund | S&P Global Infrastructure Index Net (USD) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.66%	[3]

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	Until February 28, 2013, RIMCo has contractually agreed to waive 0.25% of its 1.25% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.02% of its transfer agency fees for Class A, C, E and S shares. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended April 30, 2012.
[3]	The Fund first issued Class A, C, E, S and Y Shares on October 1, 2010.

Russell Global Real Estate Securities Fund
RUSSELL GLOBAL REAL ESTATE SECURITIES FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide current income and long term capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Global Real Estate Securities Fund		Class A	Class C	Class E	Class S	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Global Real Estate Securities Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	0.80%	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none
Other Expenses	[1]	0.32%	0.57%	0.57%	0.32%	0.12%
Total Annual Fund Operating Expenses	[1]	1.37%	2.12%	1.37%	1.12%	0.92%
[1]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell Global Real Estate Securities Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	706	215	139	114	94
3 Years	983	663	432	355	293
5 Years	1,279	1,137	747	616	509
10 Years	2,122	2,447	1,641	1,361	1,130

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in real estate securities. The Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. The Fund invests principally in securities of companies, known as real estate investment trusts (REITs) and other REIT-like entities that own interests in real estate or real estate-related loans. The Fund may also invest in equity securities of other types of real estate-related companies. A portion of the Fund's securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are located in emerging markets. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of certain real estate securities or, in certain circumstances, broad global equity markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and swaps. The Fund may enter into spot or forward currency contracts to facilitate settlement of securities transactions. The Fund may invest in large, medium or small capitalization companies. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
  Industry Concentration Risk. By concentrating in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Class S Calendar Year Total Returns

Highest Quarterly Return: 29.86% (3Q/09) Lowest Quarterly Return: (37.26)% (4Q/08)
Average annual total returns for the periods ended December 31, 2011
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. In October 2010, RIMCo changed the Fund's primary benchmark from the FSTE NAREIT Equity REIT Index to the FTSE EPRA/NAREIT Developed Real Estate Index (net). The Global Real Estate Linked Benchmark represents the returns of the FSTE NAREIT Equity REIT Index through September 30, 2010 and the returns of the FTSE EPRA/NAREIT Developed Real Estate Index (net) thereafter. The Global Real Estate Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. The Russell Developed Index (Net) measures the performance of the investable securities in developed countries globally. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Average Annual Total Returns Russell Global Real Estate Securities Fund	1 Year	5 Years	10 Years
Class A	(12.97%)	(6.16%)	7.73%
Class C	(8.36%)	(5.77%)	7.55%
Class E	(7.68%)	(5.07%)	8.35%
Class Y	(7.29%)	(4.72%)	8.69%
Class S	(7.46%)	(4.82%)	8.63%
Class S Return After Taxes on Distributions	(8.11%)	(6.09%)	6.74%
Class S Return After Taxes on Distributions and Sale of Fund Shares	(4.80%)	(4.54%)	6.79%
FTSE EPRA/NAREIT Developed Real Estate Index (Net) (reflects no deduction for fees, expenses or taxes)	(6.46%)	(5.93%)
Global Real Estate Linked Benchmark (reflects no deduction for fees, expenses or taxes)	(6.46%)	(4.52%)	8.46%
Russell Developed Index (Net) (reflects no deduction for fees, expenses or taxes)	(6.16%)	(2.16%)	4.11%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
Russell Global Real Estate Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL GLOBAL REAL ESTATE SECURITIES FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide current income and long term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	69.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in real estate securities. The Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies economically tied to a number of countries around the world, including the U.S., in a globally diversified manner. The Fund invests principally in securities of companies, known as real estate investment trusts (REITs) and other REIT-like entities that own interests in real estate or real estate-related loans. The Fund may also invest in equity securities of other types of real estate-related companies. A portion of the Fund's securities are denominated in foreign currencies and are typically held outside the U.S. The Fund may invest a portion of its assets in equity securities of companies that are located in emerging markets. The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another. Fund assets not allocated to money managers are managed by Russell Investment Management Company ("RIMCo"). Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures. The Fund usually, but not always, pursues a strategy to be fully invested by exposing all or a portion of its cash reserves to the performance of certain real estate securities or, in certain circumstances, broad global equity markets by purchasing equity securities and/or derivatives, which typically include index futures contracts and swaps. The Fund may enter into spot or forward currency contracts to facilitate settlement of securities transactions. The Fund may invest in large, medium or small capitalization companies. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Fund is used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
  Industry Concentration Risk. By concentrating in a single industry, the Fund carries much greater risk of adverse developments in that industry than a fund that invests in a wide variety of industries.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of those Classes. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 29.86% (3Q/09) Lowest Quarterly Return: (37.26)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for one class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. In October 2010, RIMCo changed the Fund's primary benchmark from the FSTE NAREIT Equity REIT Index to the FTSE EPRA/NAREIT Developed Real Estate Index (net). The Global Real Estate Linked Benchmark represents the returns of the FSTE NAREIT Equity REIT Index through September 30, 2010 and the returns of the FTSE EPRA/NAREIT Developed Real Estate Index (net) thereafter. The Global Real Estate Linked Benchmark provides a means to compare the Fund's average annual returns to a secondary benchmark that takes into account historical changes in the Fund's primary benchmark. The Russell Developed Index (Net) measures the performance of the investable securities in developed countries globally. After-tax returns are shown only for one class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Russell Global Real Estate Securities Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[2]
1 Year	rr_ExpenseExampleYear01	706
3 Years	rr_ExpenseExampleYear03	983
5 Years	rr_ExpenseExampleYear05	1,279
10 Years	rr_ExpenseExampleYear10	2,122
1 Year	rr_AverageAnnualReturnYear01	(12.97%)
5 Years	rr_AverageAnnualReturnYear05	(6.16%)
10 Years	rr_AverageAnnualReturnYear10	7.73%
Russell Global Real Estate Securities Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.12%	[2]
1 Year	rr_ExpenseExampleYear01	215
3 Years	rr_ExpenseExampleYear03	663
5 Years	rr_ExpenseExampleYear05	1,137
10 Years	rr_ExpenseExampleYear10	2,447
1 Year	rr_AverageAnnualReturnYear01	(8.36%)
5 Years	rr_AverageAnnualReturnYear05	(5.77%)
10 Years	rr_AverageAnnualReturnYear10	7.55%
Russell Global Real Estate Securities Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.57%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%	[2]
1 Year	rr_ExpenseExampleYear01	139
3 Years	rr_ExpenseExampleYear03	432
5 Years	rr_ExpenseExampleYear05	747
10 Years	rr_ExpenseExampleYear10	1,641
1 Year	rr_AverageAnnualReturnYear01	(7.68%)
5 Years	rr_AverageAnnualReturnYear05	(5.07%)
10 Years	rr_AverageAnnualReturnYear10	8.35%
Russell Global Real Estate Securities Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.92%	[2]
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	1,130
1 Year	rr_AverageAnnualReturnYear01	(7.29%)
5 Years	rr_AverageAnnualReturnYear05	(4.72%)
10 Years	rr_AverageAnnualReturnYear10	8.69%
Russell Global Real Estate Securities Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.32%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.12%	[2]
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	355
5 Years	rr_ExpenseExampleYear05	616
10 Years	rr_ExpenseExampleYear10	1,361
2002	rr_AnnualReturn2002	3.30%
2003	rr_AnnualReturn2003	37.28%
2004	rr_AnnualReturn2004	35.13%
2005	rr_AnnualReturn2005	12.62%
2006	rr_AnnualReturn2006	35.70%
2007	rr_AnnualReturn2007	(15.76%)
2008	rr_AnnualReturn2008	(37.29%)
2009	rr_AnnualReturn2009	29.72%
2010	rr_AnnualReturn2010	23.15%
2011	rr_AnnualReturn2011	(7.46%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.86%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(37.26%)
1 Year	rr_AverageAnnualReturnYear01	(7.46%)
5 Years	rr_AverageAnnualReturnYear05	(4.82%)
10 Years	rr_AverageAnnualReturnYear10	8.63%
Russell Global Real Estate Securities Fund | Return After Taxes on Distributions | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.11%)
5 Years	rr_AverageAnnualReturnYear05	(6.09%)
10 Years	rr_AverageAnnualReturnYear10	6.74%
Russell Global Real Estate Securities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.80%)
5 Years	rr_AverageAnnualReturnYear05	(4.54%)
10 Years	rr_AverageAnnualReturnYear10	6.79%
Russell Global Real Estate Securities Fund | FTSE EPRA/NAREIT Developed Real Estate Index (Net) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.46%)
5 Years	rr_AverageAnnualReturnYear05	(5.93%)
10 Years	rr_AverageAnnualReturnYear10
Russell Global Real Estate Securities Fund | Global Real Estate Linked Benchmark (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.46%)
5 Years	rr_AverageAnnualReturnYear05	(4.52%)
10 Years	rr_AverageAnnualReturnYear10	8.46%
Russell Global Real Estate Securities Fund | Russell Developed Index (Net) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.16%)
5 Years	rr_AverageAnnualReturnYear05	(2.16%)
10 Years	rr_AverageAnnualReturnYear10	4.11%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Other Expenses" and "Total Annual Fund Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund.

Russell Multi-Strategy Alternative Fund
RUSSELL MULTI-STRATEGY ALTERNATIVE FUND
Investment Objective (Non-Fundamental)
The Fund seeks to achieve long term capital growth with low correlation to, and lower volatility than, global equity markets.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Multi-Strategy Alternative Fund		Class A	Class C	Class E	Class S	Class Y
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Multi-Strategy Alternative Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
Advisory Fee	[1]	1.50%	1.50%	1.50%	1.50%	1.50%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none
Other Expenses (including dividend and interest expenses on short sales of 0.19%)	[1]	0.58%	0.83%	0.83%	0.58%	0.38%
Acquired Fund Fees and Expenses	[1]	0.18%	0.18%	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	[1]	2.51%	3.26%	2.51%	2.26%	2.06%
Less Fee Waivers and Expense Reimbursements	[1]	(0.17%)	(0.17%)	(0.17%)	(0.17%)	(0.17%)
Net Annual Fund Operating Expenses	[1]	2.34%	3.09%	2.34%	2.09%	1.89%
[1]	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year. A wholly-owned subsidiary of the Fund (the "Subsidiary"), organized as a company under the laws of the Cayman Islands, pays Russell Investment Management Company ("RIMCo") an advisory fee and pays Russell Fund Services Company ("RFSC") an administrative fee at the annual rates of 1.50% and 0.05%, respectively, of the Subsidiary's net assets (collectively, the "Subsidiary Fees"). Pursuant to a contractual agreement with the Fund, RIMCo and RFSC have agreed to permanently waive all or a portion of the advisory fees and the administrative fees paid by the Fund to RIMCo and RFSC, respectively, in the amount equal to the amount of the Subsidiary Fees received by RIMCo and RFSC, if any. This waiver may not be terminated by RIMCo or RFSC.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs takes into account the effect of any permanent fee waivers and/or reimbursements for all periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell Multi-Strategy Alternative Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares	Class Y Shares
1 Year	798	312	237	212	192
3 Years	1,263	953	730	654	594

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is new, it does not have a portfolio turnover rate at this time.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund seeks to achieve its investment objective by employing a multi-manager approach whereby portions of the Fund's assets are allocated to different money managers unaffiliated with RIMCo that employ a diverse range of alternative investment strategies. The money managers will utilize Relative Value, Event Driven, Equity Hedge and Tactical Trading strategies, as described below. Pursuant to the money managers' various investment strategies, the Fund may invest in a broad range of instruments, markets and asset classes economically tied to U.S., foreign and emerging markets. Investments may include equity securities, fixed income securities and derivatives. The Fund may take both long and short positions in all of its investments. A long position is one with the expectation that the underlying asset will rise in value. A short position is one with the expectation that the underlying asset will decline in value. The Fund may also make investments for hedging purposes in order to address perceived misalignment between the Fund's investment exposures and current or anticipated market conditions. The Fund may or may not, at any one time, invest in all of the instruments or utilize all of the investment strategies discussed below.

In selecting money managers, RIMCo seeks to identify money managers that, based on their investment strategies and historical performance, have the potential, in the opinion of RIMCo, to perform independently of each other and achieve low correlation to, and lower volatility than, global equity markets. When determining how to allocate the Fund's assets among money managers, RIMCo considers a variety of factors. These factors include a money manager's investment strategy, investment approach, investment sub-strategy and expected return potential, as well as various characteristics of the money manager's typical investment portfolio. RIMCo also considers the manner in which money managers' historical and expected investment returns correlate with one another.

Fund assets not allocated to money managers are managed by RIMCo. Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures.

The Fund's money managers use the following alternative investment strategies: (1) Relative Value strategy, (2) Event Driven strategy, (3) Equity Hedge strategy and (4) Tactical Trading strategy. Each of these strategies (with the exception of the Relative Value strategy) may employ both relative value and directional trading strategies. Directional trading emphasizes market movements and movements in security prices (rather than seeking to identify price discrepancies or liquidity mismatches).

Relative Value Strategy: An investment strategy that seeks to identify price discrepancies or liquidity mismatches among securities that share a common financial factor such as interest rates, an index or issuer to seek gains and mitigate risk. The strategy is not reliant upon market direction. A money manager may employ a variety of quantitative and qualitative techniques to identify securities it believes are mispriced or display liquidity discrepancies based upon historical, fundamental or technical factors.

Event Driven Strategy: An investment strategy that seeks gains from market movements in the prices of financial instruments caused by specific events. Such events may include balance sheet restructurings, mergers and acquisitions, litigation, regulatory action or a change in perception of the riskiness of investments. Investments in an Event Driven strategy may include corporate fixed income securities, equity-related instruments, non-agency asset-backed and mortgage-backed securities. Certain of these investments may be illiquid.

Equity Hedge Strategy: An investment strategy that utilizes long and short positions primarily in equity and equity-related instruments. On the long side, money managers will seek gains from securities that they believe are undervalued, provide short term trading opportunities or offer growth opportunities. On the short side, money managers will (1) seek gains from securities that they believe are overvalued or provide short term trading opportunities, (2) seek to reduce overall market risk or (3) seek gains from an anticipated decline in the price of a company or index by using short sales or options on common stocks or indexes to hedge risk. This strategy may also use derivatives, including options, futures and options on futures.

Tactical Trading Strategy: An investment strategy across global markets that seeks gains based on themes or trends in equity markets, interest rates, commodity markets, government securities, currencies or futures markets. These themes or trends can be price-based (i.e., asset price momentum or an asset price relative to another asset or set of assets) or based on economic theory (i.e., forecasts based on the analysis of interest rate trends, political changes, government policy, flow of funds, or other broad systemic factors). While Tactical Trading strategies often utilize directional long or short positions across global markets, they may also express views on the relative value of assets. Tactical Trading may use multi-durational investments, including short-term investments, to seek gains.

The Fund invests in equity securities of issuers of any market capitalization which are economically tied to U.S., foreign and emerging markets. These securities may include preferred stocks, rights, warrants, convertible securities, initial public offerings and depositary receipts. The Fund may invest in securities of companies, known as real estate investment trusts ("REITs") that own and/or manage properties.

The Fund also invests in fixed income securities of any credit quality and maturity, including fixed income securities that are rated below investment grade (commonly referred to as high yield or "junk bonds"). The Fund also invests in (1) U.S. and non-U.S. corporate fixed income securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities) and by non-U.S. governments, or by their respective agencies and instrumentalities, (4) emerging markets debt securities, (5) municipal debt obligations, (6) mortgage-backed securities and (7) asset-backed securities. The Fund may also invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing currency futures and options on futures, forward currency contracts and currency options. The Fund may also engage in currency transactions for speculative purposes. The Fund invests in derivative instruments, including swaps, futures, options and credit default swaps. The Fund may invest in credit linked notes and credit options.

The Fund invests in derivative instruments to take either long or short positions relative to the underlying asset, including futures, options, swaps, swaptions and credit derivatives.

The Fund may invest directly, or indirectly through the Subsidiary, in commodity-linked derivative instruments (including futures and options contracts with respect to indexes or individual commodities, options on futures contracts, swap agreements and swaptions), exchange traded funds, exchange traded notes and commodity-linked securities that together are intended to provide exposure to the performance of the collateralized commodity futures market. The Fund may invest up to 25% of its total assets in the Subsidiary.

A portion of the Fund's net assets may be illiquid securities.

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses).

From time to time, RIMCo may equitize cash received from large subscriptions on a short-term basis by purchasing equity securities and/or derivatives, which typically include index futures contracts.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment strategies employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Securities selected using a quantitative analysis can perform differently from the market as a whole. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Tax Risk. The tax treatment of the Fund's investments may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service ("IRS") that could affect whether income derived from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise alter the character, timing and/or amount of the Fund's taxable income or any gains and distributions made by the Fund.
  Subsidiary Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary's investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, and is generally not subject to all of the provisions of the 1940 Act.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading, which may result in higher portfolio turnover rates, higher transaction costs and realization of short-term capital gains that will generally be taxable to shareholders as ordinary income.
  Large Redemptions. The Fund is expected to be used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
  New Fund Risk. The Fund is a new fund. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
Russell Multi-Strategy Alternative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ric7_SupplementTextBlock
RUSSELL INVESTMENT COMPANY
Supplement dated August 15, 2012 to
PROSPECTUS Dated FEBRUARY 29, 2012

For All Funds Except Russell U.S. Large Cap Equity And Russell U.S. Mid Cap Equity Funds, Which Are Dated JANUARY 17, 2012; Russell Multi-Strategy Alternative Fund, Which Is Dated JUNE 7, 2012; Russell U.S. Strategic Equity Fund, Which Is Dated JUNE 29, 2012; Russell Strategic Call Overwriting Fund, Which Is Dated JULY 27, 2012; And Class A And Class Y Shares Of The Russell U.S. Dynamic Equity Fund, Which Is Dated AUGUST 13, 2012, All As Supplemented Through AUGUST 15, 2012.

RUSSELL MULTI-STRATEGY ALTERNATIVE FUND RISK/RETURN SUMMARY:

(i) PRINCIPAL INVESTMENT STRATEGIES: The following information is added to the sub-section entitled “Principal Investment Strategies of the Fund” in the Risk/Return Summary section for the Russell Multi-Strategy Alternative Fund in the Prospectus listed above:

The Fund is classified as a “non-diversified fund” under the Investment Company Act of 1940 which means that a relatively high percentage of the Fund’s assets may be invested in a limited number of issuers.

(ii) PRINCIPAL RISKS: The following risk factor is added to the sub-section entitled “Principal Risks of Investing in the Fund” in the Risk/Return Summary section for the Russell Multi-Strategy Alternative Fund in the Prospectus listed above:

  Non-Diversification Risk. To the extent the Fund invests a relatively high percentage of its assets in the securities of a single issuer or group of issuers, the Fund’s performance will be more vulnerable to changes in the market value of that single issuer or group of issuers, and more susceptible to risks associated with a single economic, political or regulatory occurrence.

Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL MULTI-STRATEGY ALTERNATIVE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to achieve long term capital growth with low correlation to, and lower volatility than, global equity markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is new, it does not have a portfolio turnover rate at this time.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs takes into account the effect of any permanent fee waivers and/or reimbursements for all periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by employing a multi-manager approach whereby portions of the Fund's assets are allocated to different money managers unaffiliated with RIMCo that employ a diverse range of alternative investment strategies. The money managers will utilize Relative Value, Event Driven, Equity Hedge and Tactical Trading strategies, as described below. Pursuant to the money managers' various investment strategies, the Fund may invest in a broad range of instruments, markets and asset classes economically tied to U.S., foreign and emerging markets. Investments may include equity securities, fixed income securities and derivatives. The Fund may take both long and short positions in all of its investments. A long position is one with the expectation that the underlying asset will rise in value. A short position is one with the expectation that the underlying asset will decline in value. The Fund may also make investments for hedging purposes in order to address perceived misalignment between the Fund's investment exposures and current or anticipated market conditions. The Fund may or may not, at any one time, invest in all of the instruments or utilize all of the investment strategies discussed below.

In selecting money managers, RIMCo seeks to identify money managers that, based on their investment strategies and historical performance, have the potential, in the opinion of RIMCo, to perform independently of each other and achieve low correlation to, and lower volatility than, global equity markets. When determining how to allocate the Fund's assets among money managers, RIMCo considers a variety of factors. These factors include a money manager's investment strategy, investment approach, investment sub-strategy and expected return potential, as well as various characteristics of the money manager's typical investment portfolio. RIMCo also considers the manner in which money managers' historical and expected investment returns correlate with one another.

Fund assets not allocated to money managers are managed by RIMCo. Assets not allocated to money managers include the Fund's liquidity reserves and assets which may be managed directly by RIMCo to modify the Fund's portfolio characteristics as a means to manage the Fund's risk factor exposures.

The Fund's money managers use the following alternative investment strategies: (1) Relative Value strategy, (2) Event Driven strategy, (3) Equity Hedge strategy and (4) Tactical Trading strategy. Each of these strategies (with the exception of the Relative Value strategy) may employ both relative value and directional trading strategies. Directional trading emphasizes market movements and movements in security prices (rather than seeking to identify price discrepancies or liquidity mismatches).

Relative Value Strategy: An investment strategy that seeks to identify price discrepancies or liquidity mismatches among securities that share a common financial factor such as interest rates, an index or issuer to seek gains and mitigate risk. The strategy is not reliant upon market direction. A money manager may employ a variety of quantitative and qualitative techniques to identify securities it believes are mispriced or display liquidity discrepancies based upon historical, fundamental or technical factors.

Event Driven Strategy: An investment strategy that seeks gains from market movements in the prices of financial instruments caused by specific events. Such events may include balance sheet restructurings, mergers and acquisitions, litigation, regulatory action or a change in perception of the riskiness of investments. Investments in an Event Driven strategy may include corporate fixed income securities, equity-related instruments, non-agency asset-backed and mortgage-backed securities. Certain of these investments may be illiquid.

Equity Hedge Strategy: An investment strategy that utilizes long and short positions primarily in equity and equity-related instruments. On the long side, money managers will seek gains from securities that they believe are undervalued, provide short term trading opportunities or offer growth opportunities. On the short side, money managers will (1) seek gains from securities that they believe are overvalued or provide short term trading opportunities, (2) seek to reduce overall market risk or (3) seek gains from an anticipated decline in the price of a company or index by using short sales or options on common stocks or indexes to hedge risk. This strategy may also use derivatives, including options, futures and options on futures.

Tactical Trading Strategy: An investment strategy across global markets that seeks gains based on themes or trends in equity markets, interest rates, commodity markets, government securities, currencies or futures markets. These themes or trends can be price-based (i.e., asset price momentum or an asset price relative to another asset or set of assets) or based on economic theory (i.e., forecasts based on the analysis of interest rate trends, political changes, government policy, flow of funds, or other broad systemic factors). While Tactical Trading strategies often utilize directional long or short positions across global markets, they may also express views on the relative value of assets. Tactical Trading may use multi-durational investments, including short-term investments, to seek gains.

The Fund invests in equity securities of issuers of any market capitalization which are economically tied to U.S., foreign and emerging markets. These securities may include preferred stocks, rights, warrants, convertible securities, initial public offerings and depositary receipts. The Fund may invest in securities of companies, known as real estate investment trusts ("REITs") that own and/or manage properties.

The Fund also invests in fixed income securities of any credit quality and maturity, including fixed income securities that are rated below investment grade (commonly referred to as high yield or "junk bonds"). The Fund also invests in (1) U.S. and non-U.S. corporate fixed income securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations), (3) fixed income securities issued or guaranteed by the U.S. government (including Treasury Inflation Protected Securities) and by non-U.S. governments, or by their respective agencies and instrumentalities, (4) emerging markets debt securities, (5) municipal debt obligations, (6) mortgage-backed securities and (7) asset-backed securities. The Fund may also invest in variable and floating rate securities. The Fund purchases loans and other direct indebtedness. The Fund may at times seek to protect its investments against adverse currency exchange rate changes by purchasing currency futures and options on futures, forward currency contracts and currency options. The Fund may also engage in currency transactions for speculative purposes. The Fund invests in derivative instruments, including swaps, futures, options and credit default swaps. The Fund may invest in credit linked notes and credit options.

The Fund invests in derivative instruments to take either long or short positions relative to the underlying asset, including futures, options, swaps, swaptions and credit derivatives.

The Fund may invest directly, or indirectly through the Subsidiary, in commodity-linked derivative instruments (including futures and options contracts with respect to indexes or individual commodities, options on futures contracts, swap agreements and swaptions), exchange traded funds, exchange traded notes and commodity-linked securities that together are intended to provide exposure to the performance of the collateralized commodity futures market. The Fund may invest up to 25% of its total assets in the Subsidiary.

A portion of the Fund's net assets may be illiquid securities.

The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses).

From time to time, RIMCo may equitize cash received from large subscriptions on a short-term basis by purchasing equity securities and/or derivatives, which typically include index futures contracts.

		Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Multi-Manager Approach. While the investment strategies employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Securities selected using a quantitative analysis can perform differently from the market as a whole. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Tax Risk. The tax treatment of the Fund's investments may be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the Internal Revenue Service ("IRS") that could affect whether income derived from such investments is "qualifying income" under Subchapter M of the Internal Revenue Code, or otherwise alter the character, timing and/or amount of the Fund's taxable income or any gains and distributions made by the Fund.
  Subsidiary Risk. By investing in the Subsidiary, the Fund will be indirectly exposed to the risks associated with the Subsidiary's investments, which are generally similar to those that are permitted to be held by the Fund. The Subsidiary is not registered under the Investment Company Act of 1940, and is generally not subject to all of the provisions of the 1940 Act.
  REITs. REITs may be affected by changes in the value of the underlying properties owned by the REITs and by the quality of tenants' credit.
  Depositary Receipts. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with the underlying international securities.
  Illiquid Securities. An illiquid security may be difficult to sell quickly and at a fair price, which could cause the Fund to realize a loss on the security if it was sold at a lower price than that at which it had been valued.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  High Portfolio Turnover Risk. The Fund will likely engage in active and frequent trading, which may result in higher portfolio turnover rates, higher transaction costs and realization of short-term capital gains that will generally be taxable to shareholders as ordinary income.
  Large Redemptions. The Fund is expected to be used as an investment by certain funds of funds and in asset allocation programs and may have a large percentage of its Shares owned by such funds or held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
  New Fund Risk. The Fund is a new fund. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.
Russell Multi-Strategy Alternative Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses (including dividend and interest expenses on short sales of 0.19%)	rr_Component1OtherExpensesOverAssets	0.58%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.34%	[2]
1 Year	rr_ExpenseExampleYear01	798
3 Years	rr_ExpenseExampleYear03	1,263
Russell Multi-Strategy Alternative Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses (including dividend and interest expenses on short sales of 0.19%)	rr_Component1OtherExpensesOverAssets	0.83%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.26%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	3.09%	[2]
1 Year	rr_ExpenseExampleYear01	312
3 Years	rr_ExpenseExampleYear03	953
Russell Multi-Strategy Alternative Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses (including dividend and interest expenses on short sales of 0.19%)	rr_Component1OtherExpensesOverAssets	0.83%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.51%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.34%	[2]
1 Year	rr_ExpenseExampleYear01	237
3 Years	rr_ExpenseExampleYear03	730
Russell Multi-Strategy Alternative Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses (including dividend and interest expenses on short sales of 0.19%)	rr_Component1OtherExpensesOverAssets	0.58%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.26%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.09%	[2]
1 Year	rr_ExpenseExampleYear01	212
3 Years	rr_ExpenseExampleYear03	654
Russell Multi-Strategy Alternative Fund | Class Y Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	1.50%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses (including dividend and interest expenses on short sales of 0.19%)	rr_Component1OtherExpensesOverAssets	0.38%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.06%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.89%	[2]
1 Year	rr_ExpenseExampleYear01	192
3 Years	rr_ExpenseExampleYear03	594

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Other Expenses" and "Acquired Fund Fees and Expenses" are based on estimated amounts for the current fiscal year. A wholly-owned subsidiary of the Fund (the "Subsidiary"), organized as a company under the laws of the Cayman Islands, pays Russell Investment Management Company ("RIMCo") an advisory fee and pays Russell Fund Services Company ("RFSC") an administrative fee at the annual rates of 1.50% and 0.05%, respectively, of the Subsidiary's net assets (collectively, the "Subsidiary Fees"). Pursuant to a contractual agreement with the Fund, RIMCo and RFSC have agreed to permanently waive all or a portion of the advisory fees and the administrative fees paid by the Fund to RIMCo and RFSC, respectively, in the amount equal to the amount of the Subsidiary Fees received by RIMCo and RFSC, if any. This waiver may not be terminated by RIMCo or RFSC.

Russell Strategic Call Overwriting Fund
RUSSELL STRATEGIC CALL OVERWRITING FUND
Investment Objective (Non-Fundamental)
The Fund seeks to provide total return with lower volatility than U.S. equity markets.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Strategic Call Overwriting Fund		Class A	Class C	Class E	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Strategic Call Overwriting Fund		Class A Shares	Class C Shares	Class E Shares	Class S Shares
Advisory Fee	[1]	0.80%	0.80%	0.80%	0.80%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none
Other Expenses	[1]	0.61%	0.86%	0.86%	0.61%
Total Annual Fund Operating Expenses	[1]	1.66%	2.41%	1.66%	1.41%
Less Fee Waivers and Expense Reimbursements	[1]	(0.44%)	(0.44%)	(0.44%)	(0.44%)
Net Annual Fund Operating Expenses	[1]	1.22%	1.97%	1.22%	0.97%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year. Until February 28, 2014, RIMCo has contractually agreed to waive up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding extraordinary expenses, to the extent such direct Fund-level expenses exceed 0.77% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell Strategic Call Overwriting Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class S Shares
1 Year	694	202	126	101
3 Years	1,029	711	482	404

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is new, it does not have a portfolio turnover rate at this time.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund invests principally in equity securities economically tied to the U.S., which primarily include common stocks of large and medium capitalization companies. The Fund also writes (sells) index call options and call options on exchange-traded funds ("ETFs") that track an equity market index. The combination of buying common stocks and selling call options is known as "call overwriting." The Fund seeks investment results that exceed the total return of and closely correspond to the volatility of the CBOE S&P 500 BuyWrite Index through a combination of returns on equity investments and premiums (cash received) from the sale of index call options. The Fund seeks gains from writing call options and from its equity portfolio and seeks income from dividends on stocks held. The Fund uses multi-factor quantitative models to select stocks (designed to seek to meet or exceed the performance of the S&P 500® Index) and guide its sale of index call options. The Fund may invest in derivatives, including purchasing or selling forwards, futures, options and swaps. The Fund may invest in other investment companies and pooled investment vehicles. The Fund may enter into repurchase agreements. The Fund may also invest in (1) U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations) and (3) fixed income securities issued or guaranteed by the U.S. government or by any U.S. government agency or instrumentality. The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash to the performance of certain markets by purchasing derivatives, which typically include index futures contracts, options and/or swaps. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, or through the use of various instruments, including futures, options, swaps and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo expects. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Securities selected using a quantitative analysis can perform differently from the market as a whole. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Tracking Error Risk. While the Fund's equity portfolio seeks to meet or exceed the performance of the S&P 500® Index, its returns may not match or achieve a high degree of correlation with the returns of the S&P 500® Index due to differences in security holdings, operating expenses, transaction costs, cash flows, operational inefficiencies and tax considerations.
  Equity Portfolio Correlation Risk.The effectiveness of the Fund's index option writing strategy to reduce volatility associated with U.S. equity securities may be reduced if the Fund's equity portfolio does not perform as expected.
  Option Writing Risk. The Fund's call option writing (selling) strategy may limit its opportunity to gain from an increase in the market value of its equity portfolio and, conversely, may not reduce the extent of Fund losses during market declines. When the Fund has written a call option on an ETF that tracks an index and is trading at a premium to its net asset value, the Fund may lose money on its written call option.
  Quantitative Model Risk. The Fund uses multi-factor quantitative models to select stocks and guide its sale of index call options. Quantitative models may be flawed and may cause the Fund to underperform other funds with similar investment objectives and strategies.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  U.S. Corporate Debt Securities. Investments in U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Yankee Bonds and Yankee CDs. Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  New Fund Risk. The Fund is a new fund. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
Russell Strategic Call Overwriting Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL STRATEGIC CALL OVERWRITING FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide total return with lower volatility than U.S. equity markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section beginning on pages 220 and 223, respectively, of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 27 of the Fund's Statement of Additional Information. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because the Fund is new, it does not have a portfolio turnover rate at this time.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests principally in equity securities economically tied to the U.S., which primarily include common stocks of large and medium capitalization companies. The Fund also writes (sells) index call options and call options on exchange-traded funds ("ETFs") that track an equity market index. The combination of buying common stocks and selling call options is known as "call overwriting." The Fund seeks investment results that exceed the total return of and closely correspond to the volatility of the CBOE S&P 500 BuyWrite Index through a combination of returns on equity investments and premiums (cash received) from the sale of index call options. The Fund seeks gains from writing call options and from its equity portfolio and seeks income from dividends on stocks held. The Fund uses multi-factor quantitative models to select stocks (designed to seek to meet or exceed the performance of the S&P 500® Index) and guide its sale of index call options. The Fund may invest in derivatives, including purchasing or selling forwards, futures, options and swaps. The Fund may invest in other investment companies and pooled investment vehicles. The Fund may enter into repurchase agreements. The Fund may also invest in (1) U.S. corporate debt securities, (2) Yankee Bonds (dollar-denominated obligations issued in the U.S. by non-U.S. banks and corporations) and (3) fixed income securities issued or guaranteed by the U.S. government or by any U.S. government agency or instrumentality. The Fund usually, but not always, pursues a strategy to be fully invested by exposing its cash to the performance of certain markets by purchasing derivatives, which typically include index futures contracts, options and/or swaps. RIMCo may seek to manage risk in the Fund's investment portfolio by increasing cash reserves, not being fully invested, buying and selling portfolio securities, or through the use of various instruments, including futures, options, swaps and short-term investments. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo expects. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies. There is no guarantee that RIMCo will effectively assess a Fund's portfolio risk and it is possible that its judgments regarding a Fund's risk profile may prove incorrect which could lead to underperformance or which could result in ineffective adjustments to the Fund's portfolio characteristics.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Securities selected using a quantitative analysis can perform differently from the market as a whole. Investments in medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Tracking Error Risk. While the Fund's equity portfolio seeks to meet or exceed the performance of the S&P 500® Index, its returns may not match or achieve a high degree of correlation with the returns of the S&P 500® Index due to differences in security holdings, operating expenses, transaction costs, cash flows, operational inefficiencies and tax considerations.
  Equity Portfolio Correlation Risk.The effectiveness of the Fund's index option writing strategy to reduce volatility associated with U.S. equity securities may be reduced if the Fund's equity portfolio does not perform as expected.
  Option Writing Risk. The Fund's call option writing (selling) strategy may limit its opportunity to gain from an increase in the market value of its equity portfolio and, conversely, may not reduce the extent of Fund losses during market declines. When the Fund has written a call option on an ETF that tracks an index and is trading at a premium to its net asset value, the Fund may lose money on its written call option.
  Quantitative Model Risk. The Fund uses multi-factor quantitative models to select stocks and guide its sale of index call options. Quantitative models may be flawed and may cause the Fund to underperform other funds with similar investment objectives and strategies.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
  Leveraging Risk. Leverage tends to exaggerate the effect of any increase or decrease in the value of a security.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  U.S. Corporate Debt Securities. Investments in U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Yankee Bonds and Yankee CDs. Issuers are not necessarily subject to the same regulatory requirements that apply to U.S. corporations and banks.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Large Redemptions. The Fund is used as an investment in asset allocation programs and may have a large percentage of its Shares held in such programs. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  New Fund Risk. The Fund is a new fund. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Because the Fund is new, performance history and average annual returns for the Fund are not included in this Prospectus. Performance history and average annual returns for the Fund will be included in the Prospectus after the Fund has been in operation for one calendar year.
Russell Strategic Call Overwriting Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.22%	[2]
1 Year	rr_ExpenseExampleYear01	694
3 Years	rr_ExpenseExampleYear03	1,029
Russell Strategic Call Overwriting Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.86%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.97%	[2]
1 Year	rr_ExpenseExampleYear01	202
3 Years	rr_ExpenseExampleYear03	711
Russell Strategic Call Overwriting Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.86%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.66%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.22%	[2]
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	482
Russell Strategic Call Overwriting Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.80%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.61%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.41%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.44%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.97%	[2]
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	404

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Other Expenses" are based on estimated amounts for the current fiscal year. Until February 28, 2014, RIMCo has contractually agreed to waive up to the full amount of its 0.80% advisory fee and then to reimburse the Fund for other direct Fund-level expenses, excluding extraordinary expenses, to the extent such direct Fund-level expenses exceed 0.77% of the average daily net assets of the Fund on an annual basis. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Direct Fund-level expenses do not include 12b-1 fees, shareholder services fees, transfer agency fees or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Russell Money Market Fund
RUSSELL MONEY MARKET FUND
Investment Objective (Non-Fundamental)
The Fund seeks to preserve principal and provide liquidity and current income.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Russell Money Market Fund (USD $)	Class A	Class S
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Russell Money Market Fund		Class A Shares	Class S Shares
Advisory Fee	[1]	0.20%	0.20%
Distribution (12b-1) Fees	[1]	0.10%	none
Other Expenses	[1]	0.36%	0.36%
Total Annual Fund Operating Expenses	[1]	0.66%	0.56%
Less Fee Waivers and Expense Reimbursements	[1]	(0.16%)	(0.27%)
Net Annual Fund Operating Expenses	[1]	0.50%	0.29%
[1]	Until February 28, 2013, RIMCo has contractually agreed to waive 0.15% of its 0.20% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.01% and 0.12% of its transfer agency fees for Class A Shares and Class S Shares, respectively. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended April 30, 2012.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Russell Money Market Fund (USD $)	Class A Shares	Class S Shares
1 Year	51	30
3 Years	195	152
5 Years	352	285
10 Years	808	675

Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund concentrates its investments in a portfolio of high quality money market securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities maturing within 397 days or less; however variable rate securities may have longer maturities. The dollar-weighted average maturity of the Fund's portfolio is 60 days or less.

The Fund may enter into repurchase agreements collateralized by U.S. government or agency obligations and invests in variable rate demand notes, generally municipal debt obligations, that are supported by credit and liquidity enhancements from U.S. government agencies or instrumentalities. The Fund may also invest in (i) asset backed commercial paper issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and (ii) debt securities that are guaranteed under current or future U.S. government programs. The Fund seeks to maintain a net asset value of $1.00 per share, although it is possible to lose money by investing in the Fund. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo expects. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Stable $1.00 Net Asset Value Risk. There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis and it is possible to lose money by investing in the Fund.
  Money Market Securities. Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Large Redemptions and Subscriptions. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions may result in a lower yield. Likewise, if interest rates are decreasing, large subscription activity may result in the Fund having a lower yield.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
  Industry Concentration Risk. By concentrating its investments in U.S. government securities, the Fund carries a much greater sensitivity to adverse developments affecting such securities than a fund that invests in a wide variety of securities and industries. The value of U.S. government securities can be affected by, among other factors, adverse economic developments, legislative measures and changes to tax and regulatory requirements.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns for the other Class of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing the Fund's average annual returns for the periods shown. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 1.34% (3Q/07) Lowest Quarterly Return: (0.00)% (4Q/11)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns Russell Money Market Fund	1 Year	5 Years	10 Years
Class A	none	1.66%	2.03%
Class S	none	1.71%	2.09%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
Russell Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RUSSELL MONEY MARKET FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective (Non-Fundamental)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to preserve principal and provide liquidity and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund concentrates its investments in a portfolio of high quality money market securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities maturing within 397 days or less; however variable rate securities may have longer maturities. The dollar-weighted average maturity of the Fund's portfolio is 60 days or less.

		The Fund may enter into repurchase agreements collateralized by U.S. government or agency obligations and invests in variable rate demand notes, generally municipal debt obligations, that are supported by credit and liquidity enhancements from U.S. government agencies or instrumentalities. The Fund may also invest in (i) asset backed commercial paper issued or guaranteed by the U.S. government or any of its agencies or instrumentalities and (ii) debt securities that are guaranteed under current or future U.S. government programs. The Fund seeks to maintain a net asset value of $1.00 per share, although it is possible to lose money by investing in the Fund. Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as RIMCo expects. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Stable $1.00 Net Asset Value Risk. There is no assurance that the Fund will maintain a net asset value of $1.00 per share on a continuous basis and it is possible to lose money by investing in the Fund.
  Money Market Securities. Prices of money market securities generally rise and fall in response to interest rate changes.
  Asset Backed Commercial Paper. Investment in asset-backed commercial paper is subject to the risk that insufficient proceeds from the projected cash flows of the contributed receivables are available to repay the commercial paper.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Large Redemptions and Subscriptions. Large redemption activity could result in the Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions. Additionally, in a rising interest rate environment, large redemptions may result in a lower yield. Likewise, if interest rates are decreasing, large subscription activity may result in the Fund having a lower yield.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Fund's portfolio instruments or achieving the Fund's objective.
  Industry Concentration Risk. By concentrating its investments in U.S. government securities, the Fund carries a much greater sensitivity to adverse developments affecting such securities than a fund that invests in a wide variety of securities and industries. The value of U.S. government securities can be affected by, among other factors, adverse economic developments, legislative measures and changes to tax and regulatory requirements.
Please refer to the "Risks" section in the Fund's Prospectus for further information.

		An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies from year to year over a 10-year period. The returns for the other Class of Shares offered by this Prospectus may be lower than the returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 1.34% (3Q/07) Lowest Quarterly Return: (0.00)% (4Q/11)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing the Fund's average annual returns for the periods shown. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance is no indication of future results. More current performance information is available at www.russell.com.
Russell Money Market Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.10%	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.66%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.50%	[1]
1 Year	rr_ExpenseExampleYear01	51
3 Years	rr_ExpenseExampleYear03	195
5 Years	rr_ExpenseExampleYear05	352
10 Years	rr_ExpenseExampleYear10	808
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	2.03%
Russell Money Market Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	0.36%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.56%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.27%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.29%	[1]
1 Year	rr_ExpenseExampleYear01	30
3 Years	rr_ExpenseExampleYear03	152
5 Years	rr_ExpenseExampleYear05	285
10 Years	rr_ExpenseExampleYear10	675
2002	rr_AnnualReturn2002	1.77%
2003	rr_AnnualReturn2003	1.12%
2004	rr_AnnualReturn2004	1.32%
2005	rr_AnnualReturn2005	3.21%
2006	rr_AnnualReturn2006	5.05%
2007	rr_AnnualReturn2007	5.37%
2008	rr_AnnualReturn2008	2.93%
2009	rr_AnnualReturn2009	0.25%
2010	rr_AnnualReturn2010	0.09%
2011	rr_AnnualReturn2011	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	1.71%
10 Years	rr_AverageAnnualReturnYear10	2.09%

[1]	Until February 28, 2013, RIMCo has contractually agreed to waive 0.15% of its 0.20% advisory fee. This waiver may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.01% and 0.12% of its transfer agency fees for Class A Shares and Class S Shares, respectively. This waiver may not be terminated during the relevant period except with Board approval. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. "Less Fee Waivers and Expense Reimbursements" and "Net Annual Fund Operating Expenses" have been restated to remove the effect of non-contractual waivers that were in effect for the fiscal period ended April 30, 2012.

Conservative Strategy Fund
Conservative Strategy Fund
Investment Objective
The Fund seeks to provide high current income and low long term capital appreciation.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 121 and 124, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Conservative Strategy Fund		Class A	Class C	Class E	Class R1	Class R2	Class R3	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Conservative Strategy Fund		Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Advisory Fee	[1]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	0.25%	none
Other Expenses	[1]	0.29%	0.54%	0.54%	0.29%	0.54%	0.54%	0.29%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%	0.62%
Total Annual Fund Operating Expenses	[1]	1.36%	2.11%	1.36%	1.11%	1.36%	1.61%	1.11%
Less Fee Waivers and Expense Reimbursements	[1]	(0.17%)	(0.17%)	(0.17%)	(0.32%)	(0.32%)	(0.32%)	(0.17%)
Net Annual Fund Operating Expenses	[1]	1.19%	1.94%	1.19%	0.79%	1.04%	1.29%	0.94%
[1]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Other Expenses," "Total Annual Fund Operating Expenses," "Less Fee Waivers and Expense Reimbursements" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. Until February 28, 2013, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Conservative Strategy Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
1 Year	689	197	121	81	106	131	96
3 Years	965	644	414	321	399	476	336
5 Years	1,261	1,118	728	580	714	845	595
10 Years	2,101	2,427	1,619	1,322	1,607	1,883	1,335

Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds"). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which the Fund invests. The Fund's approximate target strategic allocation as of August 15, 2012 is 14% to equity Underlying Funds, 78% to fixed income Underlying Funds and 8% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek low correlation to equity and/or fixed income investments. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers. Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, considers this Fund to be a "conservative" fund due to its investment objective and asset allocation to fixed income Underlying Funds.

RIMCo may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or alternative category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class E Calendar Year Total Returns

Highest Quarterly Return: 9.83% (2Q/09) Lowest Quarterly Return: (7.78)% (4Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns Conservative Strategy Fund	1 Year	5 Years	10 Years
Class A	(4.14%)	2.50%	3.57%
Class C	0.99%	2.94%	3.41%
Class R1	2.25%	4.02%	4.46%
Class R2	1.93%	3.74%	4.19%
Class R3	1.73%	3.49%	3.95%
Class S	1.98%	3.95%	4.44%
Class E	1.76%	3.71%	4.18%
Class E Return After Taxes on Distributions	1.00%	2.28%	2.91%
Class E Return After Taxes on Distributions and Sale of Fund Shares	1.17%	2.34%	2.87%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%
BofA Merrill Lynch 1-3 Yr US Treasuries Index (reflects no deduction for fees, expenses or taxes)	1.55%	3.69%	3.25%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
Conservative Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Conservative Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide high current income and low long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 121 and 124, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds"). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which the Fund invests. The Fund's approximate target strategic allocation as of August 15, 2012 is 14% to equity Underlying Funds, 78% to fixed income Underlying Funds and 8% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek low correlation to equity and/or fixed income investments. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers. Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, considers this Fund to be a "conservative" fund due to its investment objective and asset allocation to fixed income Underlying Funds.

RIMCo may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or alternative category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

		Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

		Please refer to the "Risks" section in the Fund's Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class E Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 9.83% (2Q/09) Lowest Quarterly Return: (7.78)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Conservative Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.19%	[2]
1 Year	rr_ExpenseExampleYear01	689
3 Years	rr_ExpenseExampleYear03	965
5 Years	rr_ExpenseExampleYear05	1,261
10 Years	rr_ExpenseExampleYear10	2,101
1 Year	rr_AverageAnnualReturnYear01	(4.14%)
5 Years	rr_AverageAnnualReturnYear05	2.50%
10 Years	rr_AverageAnnualReturnYear10	3.57%
Conservative Strategy Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.11%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.94%	[2]
1 Year	rr_ExpenseExampleYear01	197
3 Years	rr_ExpenseExampleYear03	644
5 Years	rr_ExpenseExampleYear05	1,118
10 Years	rr_ExpenseExampleYear10	2,427
1 Year	rr_AverageAnnualReturnYear01	0.99%
5 Years	rr_AverageAnnualReturnYear05	2.94%
10 Years	rr_AverageAnnualReturnYear10	3.41%
Conservative Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.79%	[2]
1 Year	rr_ExpenseExampleYear01	81
3 Years	rr_ExpenseExampleYear03	321
5 Years	rr_ExpenseExampleYear05	580
10 Years	rr_ExpenseExampleYear10	1,322
1 Year	rr_AverageAnnualReturnYear01	2.25%
5 Years	rr_AverageAnnualReturnYear05	4.02%
10 Years	rr_AverageAnnualReturnYear10	4.46%
Conservative Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.04%	[2]
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	399
5 Years	rr_ExpenseExampleYear05	714
10 Years	rr_ExpenseExampleYear10	1,607
1 Year	rr_AverageAnnualReturnYear01	1.93%
5 Years	rr_AverageAnnualReturnYear05	3.74%
10 Years	rr_AverageAnnualReturnYear10	4.19%
Conservative Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.29%	[2]
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	476
5 Years	rr_ExpenseExampleYear05	845
10 Years	rr_ExpenseExampleYear10	1,883
1 Year	rr_AverageAnnualReturnYear01	1.73%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	3.95%
Conservative Strategy Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.11%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.94%	[2]
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	336
5 Years	rr_ExpenseExampleYear05	595
10 Years	rr_ExpenseExampleYear10	1,335
1 Year	rr_AverageAnnualReturnYear01	1.98%
5 Years	rr_AverageAnnualReturnYear05	3.95%
10 Years	rr_AverageAnnualReturnYear10	4.44%
Conservative Strategy Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.62%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.19%	[2]
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	414
5 Years	rr_ExpenseExampleYear05	728
10 Years	rr_ExpenseExampleYear10	1,619
2002	rr_AnnualReturn2002	1.83%
2003	rr_AnnualReturn2003	7.98%
2004	rr_AnnualReturn2004	4.42%
2005	rr_AnnualReturn2005	2.73%
2006	rr_AnnualReturn2006	6.39%
2007	rr_AnnualReturn2007	5.48%
2008	rr_AnnualReturn2008	(15.41%)
2009	rr_AnnualReturn2009	20.05%
2010	rr_AnnualReturn2010	10.06%
2011	rr_AnnualReturn2011	1.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.78%)
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	3.71%
10 Years	rr_AverageAnnualReturnYear10	4.18%
Conservative Strategy Fund | Return After Taxes on Distributions | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.00%
5 Years	rr_AverageAnnualReturnYear05	2.28%
10 Years	rr_AverageAnnualReturnYear10	2.91%
Conservative Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.17%
5 Years	rr_AverageAnnualReturnYear05	2.34%
10 Years	rr_AverageAnnualReturnYear10	2.87%
Conservative Strategy Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Conservative Strategy Fund | BofA Merrill Lynch 1-3 Yr US Treasuries Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.55%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	3.25%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Other Expenses," "Total Annual Fund Operating Expenses," "Less Fee Waivers and Expense Reimbursements" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. Until February 28, 2013, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Moderate Strategy Fund
Moderate Strategy Fund
Investment Objective
The Fund seeks to provide high current income and moderate long term capital appreciation.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 121 and 124, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Moderate Strategy Fund		Class A	Class C	Class E	Class R1	Class R2	Class R3	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Moderate Strategy Fund		Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Advisory Fee	[1]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	0.25%	none
Other Expenses	[1]	0.29%	0.54%	0.54%	0.29%	0.54%	0.54%	0.29%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%	0.72%
Total Annual Fund Operating Expenses	[1]	1.46%	2.21%	1.46%	1.21%	1.46%	1.71%	1.21%
Less Fee Waivers and Expense Reimbursements	[1]	(0.17%)	(0.17%)	(0.17%)	(0.32%)	(0.32%)	(0.32%)	(0.17%)
Net Annual Fund Operating Expenses	[1]	1.29%	2.04%	1.29%	0.89%	1.14%	1.39%	1.04%
[1]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Other Expenses," "Total Annual Fund Operating Expenses," "Less Fee Waivers and Expense Reimbursements" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. Until February 28, 2013, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Moderate Strategy Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
1 Year	699	207	131	91	116	141	106
3 Years	994	675	444	352	430	508	366
5 Years	1,311	1,169	780	634	766	898	646
10 Years	2,208	2,531	1,729	1,437	1,718	1,992	1,446

Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds"). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which the Fund invests. The Fund's approximate target strategic allocation as of August 15, 2012 is 30% to equity Underlying Funds, 58% to fixed income Underlying Funds and 12% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek low correlation to equity and/or fixed income investments. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers. Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, considers this Fund to be a "moderate" fund due to its investment objective and asset allocation to fixed income and equity Underlying Funds.

RIMCo may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or alternative category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class E Calendar Year Total Returns

Highest Quarterly Return: 12.59% (2Q/09) Lowest Quarterly Return: (12.21)% (4Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns Moderate Strategy Fund	1 Year	5 Years	10 Years
Class A	(5.95%)	1.25%	3.85%
Class C	(0.98%)	1.70%	3.67%
Class R1	0.20%	2.76%	4.67%
Class R2	(0.04%)	2.52%	4.48%
Class R3	(0.32%)	2.24%	4.22%
Class S	0.01%	2.72%	4.72%
Class E	(0.09%)	2.47%	4.46%
Class E Return After Taxes on Distributions	(0.80%)	1.10%	3.28%
Class E Return After Taxes on Distributions and Sale of Fund Shares	none	1.37%	3.21%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	(0.02%)	3.34%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
Moderate Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Moderate Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide high current income and moderate long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 121 and 124, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds"). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which the Fund invests. The Fund's approximate target strategic allocation as of August 15, 2012 is 30% to equity Underlying Funds, 58% to fixed income Underlying Funds and 12% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek low correlation to equity and/or fixed income investments. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers. Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, considers this Fund to be a "moderate" fund due to its investment objective and asset allocation to fixed income and equity Underlying Funds.

RIMCo may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or alternative category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

		Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

		Please refer to the "Risks" section in the Fund's Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class E Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 12.59% (2Q/09) Lowest Quarterly Return: (12.21)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Moderate Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.29%	[2]
1 Year	rr_ExpenseExampleYear01	699
3 Years	rr_ExpenseExampleYear03	994
5 Years	rr_ExpenseExampleYear05	1,311
10 Years	rr_ExpenseExampleYear10	2,208
1 Year	rr_AverageAnnualReturnYear01	(5.95%)
5 Years	rr_AverageAnnualReturnYear05	1.25%
10 Years	rr_AverageAnnualReturnYear10	3.85%
Moderate Strategy Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.21%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.04%	[2]
1 Year	rr_ExpenseExampleYear01	207
3 Years	rr_ExpenseExampleYear03	675
5 Years	rr_ExpenseExampleYear05	1,169
10 Years	rr_ExpenseExampleYear10	2,531
1 Year	rr_AverageAnnualReturnYear01	(0.98%)
5 Years	rr_AverageAnnualReturnYear05	1.70%
10 Years	rr_AverageAnnualReturnYear10	3.67%
Moderate Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.89%	[2]
1 Year	rr_ExpenseExampleYear01	91
3 Years	rr_ExpenseExampleYear03	352
5 Years	rr_ExpenseExampleYear05	634
10 Years	rr_ExpenseExampleYear10	1,437
1 Year	rr_AverageAnnualReturnYear01	0.20%
5 Years	rr_AverageAnnualReturnYear05	2.76%
10 Years	rr_AverageAnnualReturnYear10	4.67%
Moderate Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.14%	[2]
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	430
5 Years	rr_ExpenseExampleYear05	766
10 Years	rr_ExpenseExampleYear10	1,718
1 Year	rr_AverageAnnualReturnYear01	(0.04%)
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	4.48%
Moderate Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.71%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.32%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.39%	[2]
1 Year	rr_ExpenseExampleYear01	141
3 Years	rr_ExpenseExampleYear03	508
5 Years	rr_ExpenseExampleYear05	898
10 Years	rr_ExpenseExampleYear10	1,992
1 Year	rr_AverageAnnualReturnYear01	(0.32%)
5 Years	rr_AverageAnnualReturnYear05	2.24%
10 Years	rr_AverageAnnualReturnYear10	4.22%
Moderate Strategy Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.29%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.21%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.04%	[2]
1 Year	rr_ExpenseExampleYear01	106
3 Years	rr_ExpenseExampleYear03	366
5 Years	rr_ExpenseExampleYear05	646
10 Years	rr_ExpenseExampleYear10	1,446
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.72%
10 Years	rr_AverageAnnualReturnYear10	4.72%
Moderate Strategy Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.54%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.72%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.46%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.17%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.29%	[2]
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	444
5 Years	rr_ExpenseExampleYear05	780
10 Years	rr_ExpenseExampleYear10	1,729
2002	rr_AnnualReturn2002	(2.70%)
2003	rr_AnnualReturn2003	14.43%
2004	rr_AnnualReturn2004	7.35%
2005	rr_AnnualReturn2005	4.54%
2006	rr_AnnualReturn2006	9.58%
2007	rr_AnnualReturn2007	6.44%
2008	rr_AnnualReturn2008	(23.61%)
2009	rr_AnnualReturn2009	24.01%
2010	rr_AnnualReturn2010	12.17%
2011	rr_AnnualReturn2011	(0.09%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(12.21%)
1 Year	rr_AverageAnnualReturnYear01	(0.09%)
5 Years	rr_AverageAnnualReturnYear05	2.47%
10 Years	rr_AverageAnnualReturnYear10	4.46%
Moderate Strategy Fund | Return After Taxes on Distributions | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.80%)
5 Years	rr_AverageAnnualReturnYear05	1.10%
10 Years	rr_AverageAnnualReturnYear10	3.28%
Moderate Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	1.37%
10 Years	rr_AverageAnnualReturnYear10	3.21%
Moderate Strategy Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Moderate Strategy Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
10 Years	rr_AverageAnnualReturnYear10	3.34%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Other Expenses," "Total Annual Fund Operating Expenses," "Less Fee Waivers and Expense Reimbursements" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. Until February 28, 2013, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Balanced Strategy Fund
BALANCED STRATEGY FUND
Investment Objective
The Fund seeks to provide above average capital appreciation and a moderate level of current income.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 121 and 124, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Balanced Strategy Fund		Class A	Class C	Class E	Class R1	Class R2	Class R3	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Balanced Strategy Fund		Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Advisory Fee	[1]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	0.25%	none
Other Expenses	[1]	0.27%	0.52%	0.52%	0.27%	0.52%	0.52%	0.27%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%	0.82%
Total Annual Fund Operating Expenses	[1]	1.54%	2.29%	1.54%	1.29%	1.54%	1.79%	1.29%
Less Fee Waivers and Expense Reimbursements	[1]	(0.15%)	(0.15%)	(0.15%)	(0.30%)	(0.30%)	(0.30%)	(0.15%)
Net Annual Fund Operating Expenses	[1]	1.39%	2.14%	1.39%	0.99%	1.24%	1.49%	1.14%
[1]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Other Expenses," "Total Annual Fund Operating Expenses," "Less Fee Waivers and Expense Reimbursements" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. Until February 28, 2013, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Balanced Strategy Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
1 Year	708	217	141	101	126	152	116
3 Years	1,018	701	471	378	456	534	393
5 Years	1,350	1,212	824	677	809	942	691
10 Years	2,287	2,615	1,819	1,525	1,805	2,081	1,538

Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds"). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which the Fund invests. The Fund's approximate target strategic allocation as of August 15, 2012 is 49% to equity Underlying Funds, 38% to fixed income Underlying Funds and 13% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek low correlation to equity and/or fixed income investments. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or alternative category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class E Calendar Year Total Returns

Highest Quarterly Return: 15.28% (2Q/09) Lowest Quarterly Return: (16.28)% (4Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns Balanced Strategy Fund	1 Year	5 Years	10 Years
Class A	(8.49%)	(0.35%)	4.01%
Class C	(3.61%)	0.08%	3.85%
Class R1	(2.50%)	1.12%	4.91%
Class R2	(2.74%)	0.87%	4.65%
Class R3	(3.02%)	0.61%	4.39%
Class S	(2.77%)	1.07%	4.88%
Class E	(3.01%)	0.83%	4.62%
Class E Return After Taxes on Distributions	(3.54%)	(0.39%)	3.55%
Class E Return After Taxes on Distributions and Sale of Fund Shares	(1.86%)	0.14%	3.48%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	(0.02%)	3.34%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)	(12.35%)	(3.82%)	5.23%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
Balanced Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BALANCED STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide above average capital appreciation and a moderate level of current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 121 and 124, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds"). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which the Fund invests. The Fund's approximate target strategic allocation as of August 15, 2012 is 49% to equity Underlying Funds, 38% to fixed income Underlying Funds and 13% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek low correlation to equity and/or fixed income investments. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or alternative category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

		Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

		Please refer to the "Risks" section in the Fund's Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class E Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 15.28% (2Q/09) Lowest Quarterly Return: (16.28)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Balanced Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.39%	[2]
1 Year	rr_ExpenseExampleYear01	708
3 Years	rr_ExpenseExampleYear03	1,018
5 Years	rr_ExpenseExampleYear05	1,350
10 Years	rr_ExpenseExampleYear10	2,287
1 Year	rr_AverageAnnualReturnYear01	(8.49%)
5 Years	rr_AverageAnnualReturnYear05	(0.35%)
10 Years	rr_AverageAnnualReturnYear10	4.01%
Balanced Strategy Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.29%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.14%	[2]
1 Year	rr_ExpenseExampleYear01	217
3 Years	rr_ExpenseExampleYear03	701
5 Years	rr_ExpenseExampleYear05	1,212
10 Years	rr_ExpenseExampleYear10	2,615
1 Year	rr_AverageAnnualReturnYear01	(3.61%)
5 Years	rr_AverageAnnualReturnYear05	0.08%
10 Years	rr_AverageAnnualReturnYear10	3.85%
Balanced Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.99%	[2]
1 Year	rr_ExpenseExampleYear01	101
3 Years	rr_ExpenseExampleYear03	378
5 Years	rr_ExpenseExampleYear05	677
10 Years	rr_ExpenseExampleYear10	1,525
1 Year	rr_AverageAnnualReturnYear01	(2.50%)
5 Years	rr_AverageAnnualReturnYear05	1.12%
10 Years	rr_AverageAnnualReturnYear10	4.91%
Balanced Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.24%	[2]
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	456
5 Years	rr_ExpenseExampleYear05	809
10 Years	rr_ExpenseExampleYear10	1,805
1 Year	rr_AverageAnnualReturnYear01	(2.74%)
5 Years	rr_AverageAnnualReturnYear05	0.87%
10 Years	rr_AverageAnnualReturnYear10	4.65%
Balanced Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.79%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.49%	[2]
1 Year	rr_ExpenseExampleYear01	152
3 Years	rr_ExpenseExampleYear03	534
5 Years	rr_ExpenseExampleYear05	942
10 Years	rr_ExpenseExampleYear10	2,081
1 Year	rr_AverageAnnualReturnYear01	(3.02%)
5 Years	rr_AverageAnnualReturnYear05	0.61%
10 Years	rr_AverageAnnualReturnYear10	4.39%
Balanced Strategy Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.14%	[2]
1 Year	rr_ExpenseExampleYear01	116
3 Years	rr_ExpenseExampleYear03	393
5 Years	rr_ExpenseExampleYear05	691
10 Years	rr_ExpenseExampleYear10	1,538
1 Year	rr_AverageAnnualReturnYear01	(2.77%)
5 Years	rr_AverageAnnualReturnYear05	1.07%
10 Years	rr_AverageAnnualReturnYear10	4.88%
Balanced Strategy Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.82%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.39%	[2]
1 Year	rr_ExpenseExampleYear01	141
3 Years	rr_ExpenseExampleYear03	471
5 Years	rr_ExpenseExampleYear05	824
10 Years	rr_ExpenseExampleYear10	1,819
2002	rr_AnnualReturn2002	(7.44%)
2003	rr_AnnualReturn2003	21.82%
2004	rr_AnnualReturn2004	10.92%
2005	rr_AnnualReturn2005	6.82%
2006	rr_AnnualReturn2006	12.84%
2007	rr_AnnualReturn2007	6.78%
2008	rr_AnnualReturn2008	(29.92%)
2009	rr_AnnualReturn2009	26.58%
2010	rr_AnnualReturn2010	13.41%
2011	rr_AnnualReturn2011	(3.01%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.28%)
1 Year	rr_AverageAnnualReturnYear01	(3.01%)
5 Years	rr_AverageAnnualReturnYear05	0.83%
10 Years	rr_AverageAnnualReturnYear10	4.62%
Balanced Strategy Fund | Return After Taxes on Distributions | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.54%)
5 Years	rr_AverageAnnualReturnYear05	(0.39%)
10 Years	rr_AverageAnnualReturnYear10	3.55%
Balanced Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.86%)
5 Years	rr_AverageAnnualReturnYear05	0.14%
10 Years	rr_AverageAnnualReturnYear10	3.48%
Balanced Strategy Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Balanced Strategy Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
10 Years	rr_AverageAnnualReturnYear10	3.34%
Balanced Strategy Fund | Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.35%)
5 Years	rr_AverageAnnualReturnYear05	(3.82%)
10 Years	rr_AverageAnnualReturnYear10	5.23%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Other Expenses," "Total Annual Fund Operating Expenses," "Less Fee Waivers and Expense Reimbursements" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. Until February 28, 2013, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Growth Strategy Fund
GROWTH STRATEGY FUND
Investment Objective
The Fund seeks to provide high long term capital appreciation with low current income.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 121 and 124, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Growth Strategy Fund		Class A	Class C	Class E	Class R1	Class R2	Class R3	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Growth Strategy Fund		Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Advisory Fee	[1]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	0.25%	none
Other Expenses	[1]	0.27%	0.52%	0.52%	0.27%	0.52%	0.52%	0.27%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%	0.89%
Total Annual Fund Operating Expenses	[1]	1.61%	2.36%	1.61%	1.36%	1.61%	1.86%	1.36%
Less Fee Waivers and Expense Reimbursements	[1]	(0.15%)	(0.15%)	(0.15%)	(0.30%)	(0.30%)	(0.30%)	(0.15%)
Net Annual Fund Operating Expenses	[1]	1.46%	2.21%	1.46%	1.06%	1.31%	1.56%	1.21%
[1]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Other Expenses," "Total Annual Fund Operating Expenses," "Less Fee Waivers and Expense Reimbursements" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. Until February 28, 2013, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Growth Strategy Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
1 Year	715	224	149	108	134	159	123
3 Years	1,040	722	494	401	480	555	416
5 Years	1,387	1,247	862	716	850	977	730
10 Years	2,364	2,684	1,899	1,609	1,890	2,154	1,621

Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds"). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which the Fund invests. The Fund's approximate target strategic allocation as of August 15, 2012 is 63% to equity Underlying Funds, 19% to fixed income Underlying Funds and 18% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek low correlation to equity and/or fixed income investments. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or alternative category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class E Calendar Year Total Returns

Highest Quarterly Return: 17.77% (2Q/09) Lowest Quarterly Return: (20.43)% (4Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns Growth Strategy Fund	1 Year	5 Years	10 Years
Class A	(10.97%)	(2.19%)	3.44%
Class C	(6.22%)	(1.77%)	3.27%
Class R1	(5.16%)	(0.75%)	4.33%
Class R2	(5.33%)	(0.99%)	4.08%
Class R3	(5.61%)	(1.24%)	3.82%
Class S	(5.28%)	(0.78%)	4.31%
Class E	(5.53%)	(1.02%)	4.06%
Class E Return After Taxes on Distributions	(5.88%)	(2.04%)	3.22%
Class E Return After Taxes on Distributions and Sale of Fund Shares	(3.48%)	(1.24%)	3.19%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	(0.02%)	3.34%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.78%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)	(12.35%)	(3.82%)	5.23%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	GROWTH STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide high long term capital appreciation with low current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 121 and 124, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds"). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which the Fund invests. The Fund's approximate target strategic allocation as of August 15, 2012 is 63% to equity Underlying Funds, 19% to fixed income Underlying Funds and 18% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek low correlation to equity and/or fixed income investments. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or alternative category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

		Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

		Please refer to the "Risks" section in the Fund's Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class E Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 17.77% (2Q/09) Lowest Quarterly Return: (20.43)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Growth Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.89%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.46%	[2]
1 Year	rr_ExpenseExampleYear01	715
3 Years	rr_ExpenseExampleYear03	1,040
5 Years	rr_ExpenseExampleYear05	1,387
10 Years	rr_ExpenseExampleYear10	2,364
1 Year	rr_AverageAnnualReturnYear01	(10.97%)
5 Years	rr_AverageAnnualReturnYear05	(2.19%)
10 Years	rr_AverageAnnualReturnYear10	3.44%
Growth Strategy Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.89%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.36%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.21%	[2]
1 Year	rr_ExpenseExampleYear01	224
3 Years	rr_ExpenseExampleYear03	722
5 Years	rr_ExpenseExampleYear05	1,247
10 Years	rr_ExpenseExampleYear10	2,684
1 Year	rr_AverageAnnualReturnYear01	(6.22%)
5 Years	rr_AverageAnnualReturnYear05	(1.77%)
10 Years	rr_AverageAnnualReturnYear10	3.27%
Growth Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.89%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.06%	[2]
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	401
5 Years	rr_ExpenseExampleYear05	716
10 Years	rr_ExpenseExampleYear10	1,609
1 Year	rr_AverageAnnualReturnYear01	(5.16%)
5 Years	rr_AverageAnnualReturnYear05	(0.75%)
10 Years	rr_AverageAnnualReturnYear10	4.33%
Growth Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.89%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.31%	[2]
1 Year	rr_ExpenseExampleYear01	134
3 Years	rr_ExpenseExampleYear03	480
5 Years	rr_ExpenseExampleYear05	850
10 Years	rr_ExpenseExampleYear10	1,890
1 Year	rr_AverageAnnualReturnYear01	(5.33%)
5 Years	rr_AverageAnnualReturnYear05	(0.99%)
10 Years	rr_AverageAnnualReturnYear10	4.08%
Growth Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.89%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.86%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.30%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.56%	[2]
1 Year	rr_ExpenseExampleYear01	159
3 Years	rr_ExpenseExampleYear03	555
5 Years	rr_ExpenseExampleYear05	977
10 Years	rr_ExpenseExampleYear10	2,154
1 Year	rr_AverageAnnualReturnYear01	(5.61%)
5 Years	rr_AverageAnnualReturnYear05	(1.24%)
10 Years	rr_AverageAnnualReturnYear10	3.82%
Growth Strategy Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.27%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.89%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.21%	[2]
1 Year	rr_ExpenseExampleYear01	123
3 Years	rr_ExpenseExampleYear03	416
5 Years	rr_ExpenseExampleYear05	730
10 Years	rr_ExpenseExampleYear10	1,621
1 Year	rr_AverageAnnualReturnYear01	(5.28%)
5 Years	rr_AverageAnnualReturnYear05	(0.78%)
10 Years	rr_AverageAnnualReturnYear10	4.31%
Growth Strategy Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.52%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.89%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.46%	[2]
1 Year	rr_ExpenseExampleYear01	149
3 Years	rr_ExpenseExampleYear03	494
5 Years	rr_ExpenseExampleYear05	862
10 Years	rr_ExpenseExampleYear10	1,899
2002	rr_AnnualReturn2002	(13.84%)
2003	rr_AnnualReturn2003	28.55%
2004	rr_AnnualReturn2004	12.94%
2005	rr_AnnualReturn2005	8.37%
2006	rr_AnnualReturn2006	15.59%
2007	rr_AnnualReturn2007	7.04%
2008	rr_AnnualReturn2008	(36.14%)
2009	rr_AnnualReturn2009	28.84%
2010	rr_AnnualReturn2010	14.17%
2011	rr_AnnualReturn2011	(5.53%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.77%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.43%)
1 Year	rr_AverageAnnualReturnYear01	(5.53%)
5 Years	rr_AverageAnnualReturnYear05	(1.02%)
10 Years	rr_AverageAnnualReturnYear10	4.06%
Growth Strategy Fund | Return After Taxes on Distributions | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.88%)
5 Years	rr_AverageAnnualReturnYear05	(2.04%)
10 Years	rr_AverageAnnualReturnYear10	3.22%
Growth Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.48%)
5 Years	rr_AverageAnnualReturnYear05	(1.24%)
10 Years	rr_AverageAnnualReturnYear10	3.19%
Growth Strategy Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
10 Years	rr_AverageAnnualReturnYear10	3.34%
Growth Strategy Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Growth Strategy Fund | Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.35%)
5 Years	rr_AverageAnnualReturnYear05	(3.82%)
10 Years	rr_AverageAnnualReturnYear10	5.23%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Other Expenses," "Total Annual Fund Operating Expenses," "Less Fee Waivers and Expense Reimbursements" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. Until February 28, 2013, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Equity Growth Strategy Fund
Equity Growth Strategy Fund
Investment Objective
The Fund seeks to provide high long term capital appreciation.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 121 and 124, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Equity Growth Strategy Fund		Class A	Class C	Class E	Class R1	Class R2	Class R3	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[1]	1.00%	none	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none	none	none	none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Equity Growth Strategy Fund		Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Advisory Fee	[1]	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Distribution (12b-1) Fees	[1]	0.25%	0.75%	none	none	none	0.25%	none
Other Expenses	[1]	0.28%	0.53%	0.53%	0.28%	0.53%	0.53%	0.28%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%	0.95%
Total Annual Fund Operating Expenses	[1]	1.68%	2.43%	1.68%	1.43%	1.68%	1.93%	1.43%
Less Fee Waivers and Expense Reimbursements	[1]	(0.16%)	(0.16%)	(0.16%)	(0.31%)	(0.31%)	(0.31%)	(0.16%)
Net Annual Fund Operating Expenses	[1]	1.52%	2.27%	1.52%	1.12%	1.37%	1.62%	1.27%
[1]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Other Expenses," "Total Annual Fund Operating Expenses," "Less Fee Waivers and Expense Reimbursements" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. Until February 28, 2013, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example Equity Growth Strategy Fund (USD $)	Class A Shares	Class C Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
1 Year	720	230	154	114	140	164	129
3 Years	1,059	741	513	421	499	575	436
5 Years	1,419	1,279	895	751	884	1,011	765
10 Years	2,432	2,749	1,969	1,684	1,961	2,225	1,695

Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds"). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which the Fund invests. The Fund's approximate target strategic allocation as of August 15, 2012 is 75% to equity Underlying Funds, 5% to fixed income Underlying Funds and 20% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek low correlation to equity and/or fixed income investments. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or alternative category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in shares of equity Underlying Funds. The Fund considers certain alternative Underlying Funds that invest predominantly in equity securities to be equity Underlying Funds for purposes of assessing compliance with this policy.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class E Calendar Year Total Returns

Highest Quarterly Return: 20.31% (2Q/09) Lowest Quarterly Return: (24.60)% (4Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns Equity Growth Strategy Fund	1 Year	5 Years	10 Years
Class A	(12.53%)	(4.13%)	2.96%
Class C	(7.90%)	(3.72%)	2.62%
Class R1	(6.82%)	(2.72%)	3.68%
Class R2	(6.99%)	(2.95%)	3.43%
Class R3	(7.20%)	(3.19%)	3.17%
Class S	(6.85%)	(2.74%)	3.67%
Class E	(7.14%)	(2.99%)	3.40%
Class E Return After Taxes on Distributions	(7.34%)	(3.78%)	2.78%
Class E Return After Taxes on Distributions and Sale of Fund Shares	(4.47%)	(2.71%)	2.79%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	(0.02%)	3.34%
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)	(12.35%)	(3.82%)	5.23%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
Equity Growth Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Equity Growth Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide high long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 121 and 124, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds," which seeks to achieve its objective by investing in a combination of several other Russell Investment Company ("RIC") funds (the "Underlying Funds"). The Fund intends its strategy of investing in a combination of Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments. You may invest directly in the Underlying Funds in which the Fund invests. The Fund's approximate target strategic allocation as of August 15, 2012 is 75% to equity Underlying Funds, 5% to fixed income Underlying Funds and 20% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek low correlation to equity and/or fixed income investments. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target allocation for any Fund and/or the Underlying Funds in which a Fund invests from time to time based on capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. Modifications in the allocations to the Underlying Funds are typically based on strategic, long-term allocation decisions. A Fund's actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2) by up to +/- 3% at the equities, fixed income or alternative category level based on RIMCo's assessment of relative market valuation of the asset classes represented by each Underlying Fund, (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its net assets in shares of equity Underlying Funds. The Fund considers certain alternative Underlying Funds that invest predominantly in equity securities to be equity Underlying Funds for purposes of assessing compliance with this policy.

		Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor. The value of your investment may decrease if RIMCo's judgment about the attractiveness, value or market trends affecting a particular asset class, investment style or Underlying Fund is incorrect. Asset allocation decisions might also result in the Fund having more exposure, indirectly through its investments in the Underlying Funds, to asset classes, countries or regions, or industries or groups of industries that underperform.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Counterparty Risk. Counterparty risk is the risk that the other party or parties to an agreement or a participant to a transaction, such as a broker, might default on a contract or fail to perform by failing to pay amounts due or failing to fulfill the obligations of the contract or transaction.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

		Please refer to the "Risks" section in the Fund's Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class E Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class E Shares varies over a ten year period. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class E returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 20.31% (2Q/09) Lowest Quarterly Return: (24.60)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Equity Growth Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.95%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.52%	[2]
1 Year	rr_ExpenseExampleYear01	720
3 Years	rr_ExpenseExampleYear03	1,059
5 Years	rr_ExpenseExampleYear05	1,419
10 Years	rr_ExpenseExampleYear10	2,432
1 Year	rr_AverageAnnualReturnYear01	(12.53%)
5 Years	rr_AverageAnnualReturnYear05	(4.13%)
10 Years	rr_AverageAnnualReturnYear10	2.96%
Equity Growth Strategy Fund | Class C Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.95%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.43%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.27%	[2]
1 Year	rr_ExpenseExampleYear01	230
3 Years	rr_ExpenseExampleYear03	741
5 Years	rr_ExpenseExampleYear05	1,279
10 Years	rr_ExpenseExampleYear10	2,749
1 Year	rr_AverageAnnualReturnYear01	(7.90%)
5 Years	rr_AverageAnnualReturnYear05	(3.72%)
10 Years	rr_AverageAnnualReturnYear10	2.62%
Equity Growth Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.95%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.12%	[2]
1 Year	rr_ExpenseExampleYear01	114
3 Years	rr_ExpenseExampleYear03	421
5 Years	rr_ExpenseExampleYear05	751
10 Years	rr_ExpenseExampleYear10	1,684
1 Year	rr_AverageAnnualReturnYear01	(6.82%)
5 Years	rr_AverageAnnualReturnYear05	(2.72%)
10 Years	rr_AverageAnnualReturnYear10	3.68%
Equity Growth Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.95%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.37%	[2]
1 Year	rr_ExpenseExampleYear01	140
3 Years	rr_ExpenseExampleYear03	499
5 Years	rr_ExpenseExampleYear05	884
10 Years	rr_ExpenseExampleYear10	1,961
1 Year	rr_AverageAnnualReturnYear01	(6.99%)
5 Years	rr_AverageAnnualReturnYear05	(2.95%)
10 Years	rr_AverageAnnualReturnYear10	3.43%
Equity Growth Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.95%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.93%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.62%	[2]
1 Year	rr_ExpenseExampleYear01	164
3 Years	rr_ExpenseExampleYear03	575
5 Years	rr_ExpenseExampleYear05	1,011
10 Years	rr_ExpenseExampleYear10	2,225
1 Year	rr_AverageAnnualReturnYear01	(7.20%)
5 Years	rr_AverageAnnualReturnYear05	(3.19%)
10 Years	rr_AverageAnnualReturnYear10	3.17%
Equity Growth Strategy Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.95%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.43%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.27%	[2]
1 Year	rr_ExpenseExampleYear01	129
3 Years	rr_ExpenseExampleYear03	436
5 Years	rr_ExpenseExampleYear05	765
10 Years	rr_ExpenseExampleYear10	1,695
1 Year	rr_AverageAnnualReturnYear01	(6.85%)
5 Years	rr_AverageAnnualReturnYear05	(2.74%)
10 Years	rr_AverageAnnualReturnYear10	3.67%
Equity Growth Strategy Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.53%	[2]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.95%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.68%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.52%	[2]
1 Year	rr_ExpenseExampleYear01	154
3 Years	rr_ExpenseExampleYear03	513
5 Years	rr_ExpenseExampleYear05	895
10 Years	rr_ExpenseExampleYear10	1,969
2002	rr_AnnualReturn2002	(19.01%)
2003	rr_AnnualReturn2003	34.05%
2004	rr_AnnualReturn2004	14.88%
2005	rr_AnnualReturn2005	9.97%
2006	rr_AnnualReturn2006	18.59%
2007	rr_AnnualReturn2007	7.38%
2008	rr_AnnualReturn2008	(42.07%)
2009	rr_AnnualReturn2009	30.78%
2010	rr_AnnualReturn2010	13.73%
2011	rr_AnnualReturn2011	(7.14%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.31%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.60%)
1 Year	rr_AverageAnnualReturnYear01	(7.14%)
5 Years	rr_AverageAnnualReturnYear05	(2.99%)
10 Years	rr_AverageAnnualReturnYear10	3.40%
Equity Growth Strategy Fund | Return After Taxes on Distributions | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(7.34%)
5 Years	rr_AverageAnnualReturnYear05	(3.78%)
10 Years	rr_AverageAnnualReturnYear10	2.78%
Equity Growth Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.47%)
5 Years	rr_AverageAnnualReturnYear05	(2.71%)
10 Years	rr_AverageAnnualReturnYear10	2.79%
Equity Growth Strategy Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
10 Years	rr_AverageAnnualReturnYear10	3.34%
Equity Growth Strategy Fund | Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.35%)
5 Years	rr_AverageAnnualReturnYear05	(3.82%)
10 Years	rr_AverageAnnualReturnYear10	5.23%

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Other Expenses," "Total Annual Fund Operating Expenses," "Less Fee Waivers and Expense Reimbursements" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. Until February 28, 2013, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct Fund-level expenses to the extent that direct Fund-level expenses exceed 0.12% of the average daily net assets of the Fund on an annual basis. Direct fund-level operating expenses do not include transfer agency fees, Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund. This waiver and reimbursement may not be terminated during the relevant period except with Board approval. Until February 28, 2013, RFSC has contractually agreed to waive 0.15% of its transfer agency fees for Class R1, R2 and R3 Shares. This waiver may not be terminated during the relevant period except with Board approval.

2015 Strategy Fund
2015 STRATEGY FUND
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees 2015 Strategy Fund (USD $)	Class R1	Class R2	Class R3
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 2015 Strategy Fund		Class R1 Shares	Class R2 Shares	Class R3 Shares
Advisory Fee	[1]	none	none	none
Distribution (12b-1) Fees	[1]	none	none	0.25%
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	0.25%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.65%	0.65%	0.65%
Total Annual Fund Operating Expenses	[1]	0.65%	0.90%	1.15%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example 2015 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
1 Year	66	92	117
3 Years	208	286	365
5 Years	361	498	632
10 Years	809	1,106	1,396

Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2015. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2015, at which time the allocation will remain fixed. The Fund's approximate target allocation as of August 15, 2012 is 32% to equity Underlying Funds, 62% to fixed income Underlying Funds and 6% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek a low correlation to equity and/or fixed income investments. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2015, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.
Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00
Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class R1 Calendar Year Total Returns

Highest Quarterly Return: 13.25% (2Q/09) Lowest Quarterly Return: (6.68)% (3Q/11)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns 2015 Strategy Fund	1 Year	Since Inception		Inception Date
Class R2	0.66%	2.75%	[1]	Mar 31, 2008
Class R3	0.43%	2.51%	[1]	Mar 31, 2008
Class R1	0.93%	3.01%	[1]	Mar 31, 2008
Class R1 Return After Taxes on Distributions	(0.06%)	1.78%	[1]	Mar 31, 2008
Class R1 Return After Taxes on Distributions and Sale of Fund Shares	0.68%	1.87%	[1]	Mar 31, 2008
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.21%	[1]
[1]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
2015 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2015 STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2015. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2015, at which time the allocation will remain fixed. The Fund's approximate target allocation as of August 15, 2012 is 32% to equity Underlying Funds, 62% to fixed income Underlying Funds and 6% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek a low correlation to equity and/or fixed income investments. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2015, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.
Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00
Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

		Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

		Please refer to the "Risks" section in the Fund's Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class R1 Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 13.25% (2Q/09) Lowest Quarterly Return: (6.68)% (3Q/11)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
2015 Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.90%	[1]
1 Year	rr_ExpenseExampleYear01	92
3 Years	rr_ExpenseExampleYear03	286
5 Years	rr_ExpenseExampleYear05	498
10 Years	rr_ExpenseExampleYear10	1,106
1 Year	rr_AverageAnnualReturnYear01	0.66%
Since Inception	rr_AverageAnnualReturnSinceInception	2.75%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2015 Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%	[1]
1 Year	rr_ExpenseExampleYear01	117
3 Years	rr_ExpenseExampleYear03	365
5 Years	rr_ExpenseExampleYear05	632
10 Years	rr_ExpenseExampleYear10	1,396
1 Year	rr_AverageAnnualReturnYear01	0.43%
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2015 Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.65%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.65%	[1]
1 Year	rr_ExpenseExampleYear01	66
3 Years	rr_ExpenseExampleYear03	208
5 Years	rr_ExpenseExampleYear05	361
10 Years	rr_ExpenseExampleYear10	809
2009	rr_AnnualReturn2009	25.36%
2010	rr_AnnualReturn2010	12.99%
2011	rr_AnnualReturn2011	0.93%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.68%)
1 Year	rr_AverageAnnualReturnYear01	0.93%
Since Inception	rr_AverageAnnualReturnSinceInception	3.01%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Return After Taxes on Distributions | 2015 Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.06%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.78%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Return After Taxes on Distributions and Sale of Fund Shares | 2015 Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.68%
Since Inception	rr_AverageAnnualReturnSinceInception	1.87%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) | 2015 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%	[2]

[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
[2]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

2020 Strategy Fund
2020 Strategy Fund
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 145 and 148, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees 2020 Strategy Fund		Class A		Class E	Class R1	Class R2	Class R3	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	[1]	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[2]	1.00%	[1]	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	[1]	none	none	none	none	none
[1]	Class A Shares are not currently offered to new shareholders.
[2]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 2020 Strategy Fund		Class A Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Advisory Fee	[1]	none	none	none	none	none	none
Distribution (12b-1) Fees	[1]	0.25%	none	none	none	0.25%	none
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	none	0.25%	0.25%	none
Acquired (Underlying) Fund Fees and Expenses	[1]	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Total Annual Fund Operating Expenses	[1]	0.95%	0.95%	0.70%	0.95%	1.20%	0.70%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example 2020 Strategy Fund (USD $)	Class A Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
1 Year	666	96	71	96	122	71
3 Years	859	301	222	301	380	222
5 Years	1,068	523	387	523	657	387
10 Years	1,669	1,161	865	1,161	1,449	865

Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2020. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2020, at which time the allocation will remain fixed. The Fund's approximate target allocation as of August 15, 2012 is 42% to equity Underlying Funds, 52% to fixed income Underlying Funds and 6% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek a low correlation to equity and/or fixed income investments. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2020, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 14.74% (2Q/09) Lowest Quarterly Return: (15.79)% (4Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns 2020 Strategy Fund	1 Year	5 Years	Since Inception
Class A	(6.29%)	0.35%	2.87%
Class E	(0.38%)	1.58%	3.77%
Class R1	(0.28%)	1.81%	4.00%
Class R2	(0.57%)	1.53%	3.74%
Class R3	(0.80%)	1.29%	3.47%
Class S	(0.28%)	1.82%	4.01%
Class S Return After Taxes on Distributions	(1.21%)	0.65%	2.91%
Class S Return After Taxes on Distributions and Sale of Fund Shares	(0.18%)	0.91%	2.85%
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.50%	5.60%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
2020 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2020 Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 145 and 148, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2020. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2020, at which time the allocation will remain fixed. The Fund's approximate target allocation as of August 15, 2012 is 42% to equity Underlying Funds, 52% to fixed income Underlying Funds and 6% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek a low correlation to equity and/or fixed income investments. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2020, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

		Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

		Please refer to the "Risks" section in the Fund's Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 14.74% (2Q/09) Lowest Quarterly Return: (15.79)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
2020 Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1],[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[1]
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%	[3]
1 Year	rr_ExpenseExampleYear01	666
3 Years	rr_ExpenseExampleYear03	859
5 Years	rr_ExpenseExampleYear05	1,068
10 Years	rr_ExpenseExampleYear10	1,669
1 Year	rr_AverageAnnualReturnYear01	(6.29%)
5 Years	rr_AverageAnnualReturnYear05	0.35%
Since Inception	rr_AverageAnnualReturnSinceInception	2.87%
2020 Strategy Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%	[3]
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	301
5 Years	rr_ExpenseExampleYear05	523
10 Years	rr_ExpenseExampleYear10	1,161
1 Year	rr_AverageAnnualReturnYear01	(0.38%)
5 Years	rr_AverageAnnualReturnYear05	1.58%
Since Inception	rr_AverageAnnualReturnSinceInception	3.77%
2020 Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%	[3]
1 Year	rr_ExpenseExampleYear01	71
3 Years	rr_ExpenseExampleYear03	222
5 Years	rr_ExpenseExampleYear05	387
10 Years	rr_ExpenseExampleYear10	865
1 Year	rr_AverageAnnualReturnYear01	(0.28%)
5 Years	rr_AverageAnnualReturnYear05	1.81%
Since Inception	rr_AverageAnnualReturnSinceInception	4.00%
2020 Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.95%	[3]
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	301
5 Years	rr_ExpenseExampleYear05	523
10 Years	rr_ExpenseExampleYear10	1,161
1 Year	rr_AverageAnnualReturnYear01	(0.57%)
5 Years	rr_AverageAnnualReturnYear05	1.53%
Since Inception	rr_AverageAnnualReturnSinceInception	3.74%
2020 Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%	[3]
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	380
5 Years	rr_ExpenseExampleYear05	657
10 Years	rr_ExpenseExampleYear10	1,449
1 Year	rr_AverageAnnualReturnYear01	(0.80%)
5 Years	rr_AverageAnnualReturnYear05	1.29%
Since Inception	rr_AverageAnnualReturnSinceInception	3.47%
2020 Strategy Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.70%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%	[3]
1 Year	rr_ExpenseExampleYear01	71
3 Years	rr_ExpenseExampleYear03	222
5 Years	rr_ExpenseExampleYear05	387
10 Years	rr_ExpenseExampleYear10	865
2005	rr_AnnualReturn2005	6.48%
2006	rr_AnnualReturn2006	12.95%
2007	rr_AnnualReturn2007	7.12%
2008	rr_AnnualReturn2008	(28.82%)
2009	rr_AnnualReturn2009	26.65%
2010	rr_AnnualReturn2010	13.68%
2011	rr_AnnualReturn2011	(0.28%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.74%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.79%)
1 Year	rr_AverageAnnualReturnYear01	(0.28%)
5 Years	rr_AverageAnnualReturnYear05	1.82%
Since Inception	rr_AverageAnnualReturnSinceInception	4.01%
2020 Strategy Fund | Return After Taxes on Distributions | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.21%)
5 Years	rr_AverageAnnualReturnYear05	0.65%
Since Inception	rr_AverageAnnualReturnSinceInception	2.91%
2020 Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.18%)
5 Years	rr_AverageAnnualReturnYear05	0.91%
Since Inception	rr_AverageAnnualReturnSinceInception	2.85%
2020 Strategy Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
Since Inception	rr_AverageAnnualReturnSinceInception	5.60%

[1]	Class A Shares are not currently offered to new shareholders.
[2]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

2025 Strategy Fund
2025 STRATEGY FUND
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees 2025 Strategy Fund (USD $)	Class R1	Class R2	Class R3
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 2025 Strategy Fund		Class R1 Shares	Class R2 Shares	Class R3 Shares
Advisory Fee	[1]	none	none	none
Distribution (12b-1) Fees	[1]	none	none	0.25%
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	0.25%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.76%	0.76%	0.76%
Total Annual Fund Operating Expenses	[1]	0.76%	1.01%	1.26%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example 2025 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
1 Year	77	103	128
3 Years	242	321	399
5 Years	421	556	690
10 Years	938	1,232	1,519

Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2025. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2025, at which time the allocation will remain fixed. The Fund's approximate target allocation as of August 15, 2012 is 54% to equity Underlying Funds, 39% to fixed income Underlying Funds and 7% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek a low correlation to equity and/or fixed income investments. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2025, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.
Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00
Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class R1 Calendar Year Total Returns

Highest Quarterly Return: 16.59% (2Q/09) Lowest Quarterly Return: (11.41)% (3Q/11)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns 2025 Strategy Fund	1 Year	Since Inception		Inception Date
Class R2	(2.30%)	0.30%	[1]	Mar 31, 2008
Class R3	(2.52%)	0.04%	[1]	Mar 31, 2008
Class R1	(2.03%)	0.56%	[1]	Mar 31, 2008
Class R1 Return After Taxes on Distributions	(2.84%)	(0.28%)	[1]	Mar 31, 2008
Class R1 Return After Taxes on Distributions and Sale of Fund Shares	(1.19%)	0.03%	[1]	Mar 31, 2008
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	1.14%	[1]
[1]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
2025 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2025 STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2025. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2025, at which time the allocation will remain fixed. The Fund's approximate target allocation as of August 15, 2012 is 54% to equity Underlying Funds, 39% to fixed income Underlying Funds and 7% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek a low correlation to equity and/or fixed income investments. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2025, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.
Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00
Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

		Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

		Please refer to the "Risks" section in the Fund's Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class R1 Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 16.59% (2Q/09) Lowest Quarterly Return: (11.41)% (3Q/11)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
2025 Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[1]
1 Year	rr_ExpenseExampleYear01	103
3 Years	rr_ExpenseExampleYear03	321
5 Years	rr_ExpenseExampleYear05	556
10 Years	rr_ExpenseExampleYear10	1,232
1 Year	rr_AverageAnnualReturnYear01	(2.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.30%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2025 Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%	[1]
1 Year	rr_ExpenseExampleYear01	128
3 Years	rr_ExpenseExampleYear03	399
5 Years	rr_ExpenseExampleYear05	690
10 Years	rr_ExpenseExampleYear10	1,519
1 Year	rr_AverageAnnualReturnYear01	(2.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.04%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2025 Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.76%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.76%	[1]
1 Year	rr_ExpenseExampleYear01	77
3 Years	rr_ExpenseExampleYear03	242
5 Years	rr_ExpenseExampleYear05	421
10 Years	rr_ExpenseExampleYear10	938
2009	rr_AnnualReturn2009	28.51%
2010	rr_AnnualReturn2010	14.60%
2011	rr_AnnualReturn2011	(2.03%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.41%)
1 Year	rr_AverageAnnualReturnYear01	(2.03%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.56%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2025 Strategy Fund | Return After Taxes on Distributions | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.84%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.28%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2025 Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.19%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.03%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2025 Strategy Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	1.14%	[2]

[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
[2]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

2030 Strategy Fund
2030 STRATEGY FUND
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 145 and 148, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees 2030 Strategy Fund		Class A		Class E	Class R1	Class R2	Class R3	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	[1]	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[2]	1.00%	[1]	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	[1]	none	none	none	none	none
[1]	Class A Shares are not currently offered to new shareholders.
[2]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 2030 Strategy Fund		Class A Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Advisory Fee	[1]	none	none	none	none	none	none
Distribution (12b-1) Fees	[1]	0.25%	none	none	none	0.25%	none
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	none	0.25%	0.25%	none
Acquired (Underlying) Fund Fees and Expenses	[1]	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Total Annual Fund Operating Expenses	[1]	1.06%	1.06%	0.81%	1.06%	1.31%	0.81%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example 2030 Strategy Fund (USD $)	Class A Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
1 Year	677	108	82	108	133	82
3 Years	892	336	258	336	414	258
5 Years	1,124	583	448	583	716	448
10 Years	1,791	1,290	998	1,290	1,575	998

Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2030. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2030, at which time the allocation will remain fixed. The Fund's approximate target allocation as of August 15, 2012 is 68% to equity Underlying Funds, 22% to fixed income Underlying Funds and 10% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek a low correlation to equity and/or fixed income investments. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2030, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00
Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 19.25% (2Q/09) Lowest Quarterly Return: (22.47)% (4Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns 2030 Strategy Fund	1 Year	5 Years	Since Inception
Class A	(10.04%)	(2.47%)	1.26%
Class E	(4.87%)	(1.47%)	2.01%
Class R1	(4.37%)	(1.17%)	2.29%
Class R2	(4.55%)	(1.41%)	2.04%
Class R3	(4.77%)	(1.66%)	1.80%
Class S	(4.37%)	(1.17%)	2.29%
Class S Return After Taxes on Distributions	(4.90%)	(1.90%)	1.50%
Class S Return After Taxes on Distributions and Sale of Fund Shares	(2.70%)	(1.30%)	1.61%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	(0.02%)	2.95%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
2030 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2030 STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 145 and 148, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2030. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2030, at which time the allocation will remain fixed. The Fund's approximate target allocation as of August 15, 2012 is 68% to equity Underlying Funds, 22% to fixed income Underlying Funds and 10% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek a low correlation to equity and/or fixed income investments. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2030, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00
Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

		Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

		Please refer to the "Risks" section in the Fund's Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 19.25% (2Q/09) Lowest Quarterly Return: (22.47)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
2030 Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1],[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[1]
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[3]
1 Year	rr_ExpenseExampleYear01	677
3 Years	rr_ExpenseExampleYear03	892
5 Years	rr_ExpenseExampleYear05	1,124
10 Years	rr_ExpenseExampleYear10	1,791
1 Year	rr_AverageAnnualReturnYear01	(10.04%)
5 Years	rr_AverageAnnualReturnYear05	(2.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.26%
2030 Strategy Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[3]
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	336
5 Years	rr_ExpenseExampleYear05	583
10 Years	rr_ExpenseExampleYear10	1,290
1 Year	rr_AverageAnnualReturnYear01	(4.87%)
5 Years	rr_AverageAnnualReturnYear05	(1.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.01%
2030 Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[3]
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	258
5 Years	rr_ExpenseExampleYear05	448
10 Years	rr_ExpenseExampleYear10	998
1 Year	rr_AverageAnnualReturnYear01	(4.37%)
5 Years	rr_AverageAnnualReturnYear05	(1.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.29%
2030 Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%	[3]
1 Year	rr_ExpenseExampleYear01	108
3 Years	rr_ExpenseExampleYear03	336
5 Years	rr_ExpenseExampleYear05	583
10 Years	rr_ExpenseExampleYear10	1,290
1 Year	rr_AverageAnnualReturnYear01	(4.55%)
5 Years	rr_AverageAnnualReturnYear05	(1.41%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.04%
2030 Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.31%	[3]
1 Year	rr_ExpenseExampleYear01	133
3 Years	rr_ExpenseExampleYear03	414
5 Years	rr_ExpenseExampleYear05	716
10 Years	rr_ExpenseExampleYear10	1,575
1 Year	rr_AverageAnnualReturnYear01	(4.77%)
5 Years	rr_AverageAnnualReturnYear05	(1.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.80%
2030 Strategy Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.81%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.81%	[3]
1 Year	rr_ExpenseExampleYear01	82
3 Years	rr_ExpenseExampleYear03	258
5 Years	rr_ExpenseExampleYear05	448
10 Years	rr_ExpenseExampleYear10	998
2005	rr_AnnualReturn2005	7.35%
2006	rr_AnnualReturn2006	15.80%
2007	rr_AnnualReturn2007	7.47%
2008	rr_AnnualReturn2008	(38.99%)
2009	rr_AnnualReturn2009	30.56%
2010	rr_AnnualReturn2010	15.16%
2011	rr_AnnualReturn2011	(4.37%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.25%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.47%)
1 Year	rr_AverageAnnualReturnYear01	(4.37%)
5 Years	rr_AverageAnnualReturnYear05	(1.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.29%
2030 Strategy Fund | Return After Taxes on Distributions | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(4.90%)
5 Years	rr_AverageAnnualReturnYear05	(1.90%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.50%
2030 Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.70%)
5 Years	rr_AverageAnnualReturnYear05	(1.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.61%
2030 Strategy Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%

[1]	Class A Shares are not currently offered to new shareholders.
[2]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

2035 Strategy Fund
2035 Strategy Fund
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees 2035 Strategy Fund (USD $)	Class R1	Class R2	Class R3
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 2035 Strategy Fund		Class R1 Shares	Class R2 Shares	Class R3 Shares
Advisory Fee	[1]	none	none	none
Distribution (12b-1) Fees	[1]	none	none	0.25%
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	0.25%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	[1]	0.84%	1.09%	1.34%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example 2035 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
1 Year	86	111	137
3 Years	268	347	425
5 Years	466	601	734
10 Years	1,038	1,330	1,614

Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2035. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2035, at which time the allocation will remain fixed. The Fund's approximate target allocation as of August 15, 2012 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek a low correlation to equity and/or fixed income investments. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2035, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class R1 Calendar Year Total Returns

Highest Quarterly Return: 19.01% (2Q/09) Lowest Quarterly Return: (16.26)% (3Q/11)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns 2035 Strategy Fund	1 Year	Since Inception		Inception Date
Class R2	(5.44%)	(1.57%)	[1]	Mar 31, 2008
Class R3	(5.64%)	(1.80%)	[1]	Mar 31, 2008
Class R1	(5.16%)	(1.30%)	[1]	Mar 31, 2008
Class R1 Return After Taxes on Distributions	(5.72%)	(1.86%)	[1]	Mar 31, 2008
Class R1 Return After Taxes on Distributions and Sale of Fund Shares	(3.12%)	(1.35%)	[1]	Mar 31, 2008
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	1.14%	[1]
[1]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
2035 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2035 Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2035. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2035, at which time the allocation will remain fixed. The Fund's approximate target allocation as of August 15, 2012 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek a low correlation to equity and/or fixed income investments. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2035, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

		Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

		Please refer to the "Risks" section in the Fund's Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class R1 Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 19.01% (2Q/09) Lowest Quarterly Return: (16.26)% (3Q/11)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
2035 Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[1]
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,330
1 Year	rr_AverageAnnualReturnYear01	(5.44%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.57%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2035 Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[1]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,614
1 Year	rr_AverageAnnualReturnYear01	(5.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.80%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2035 Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[1]
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,038
2009	rr_AnnualReturn2009	30.94%
2010	rr_AnnualReturn2010	15.23%
2011	rr_AnnualReturn2011	(5.16%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.26%)
1 Year	rr_AverageAnnualReturnYear01	(5.16%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.30%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2035 Strategy Fund | Return After Taxes on Distributions | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.72%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.86%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2035 Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.12%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.35%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2035 Strategy Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	1.14%	[2]

[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
[2]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

2040 Strategy Fund
2040 STRATEGY FUND
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 145 and 148, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees 2040 Strategy Fund		Class A		Class E	Class R1	Class R2	Class R3	Class S
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	[1]	none	none	none	none	none
Maximum Deferred Sales Charge (Load)	[2]	1.00%	[1]	none	none	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	[1]	none	none	none	none	none
[1]	Class A Shares are not currently offered to new shareholders.
[2]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 2040 Strategy Fund		Class A Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
Advisory Fee	[1]	none	none	none	none	none	none
Distribution (12b-1) Fees	[1]	0.25%	none	none	none	0.25%	none
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	none	0.25%	0.25%	none
Acquired (Underlying) Fund Fees and Expenses	[1]	0.84%	0.84%	0.84%	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	[1]	1.09%	1.09%	0.84%	1.09%	1.34%	0.84%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example 2040 Strategy Fund (USD $)	Class A Shares	Class E Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares	Class S Shares
1 Year	680	111	86	111	137	86
3 Years	902	347	268	347	425	268
5 Years	1,142	601	466	601	734	466
10 Years	1,828	1,330	1,038	1,330	1,614	1,038

Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2040. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2040, at which time the allocation will remain fixed. The Fund's approximate target allocation as of August 15, 2012 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek a low correlation to equity and/or fixed income investments. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2040, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class S Calendar Year Total Returns

Highest Quarterly Return: 19.26% (2Q/09) Lowest Quarterly Return: (22.52)% (4Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns 2040 Strategy Fund	1 Year	5 Years	Since Inception
Class A	(10.91%)	(2.88%)	1.16%
Class E	(5.51%)	(1.75%)	2.01%
Class R1	(5.19%)	(1.47%)	2.28%
Class R2	(5.37%)	(1.71%)	2.03%
Class R3	(5.70%)	(1.98%)	1.76%
Class S	(5.19%)	(1.47%)	2.28%
Class S Return After Taxes on Distributions	(5.65%)	(2.11%)	1.56%
Class S Return After Taxes on Distributions and Sale of Fund Shares	(3.23%)	(1.51%)	1.64%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	(0.02%)	2.95%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
2040 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2040 STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 145 and 148, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2040. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2040, at which time the allocation will remain fixed. The Fund's approximate target allocation as of August 15, 2012 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek a low correlation to equity and/or fixed income investments. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2040, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

		Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

		Please refer to the "Risks" section in the Fund's Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class S Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class S Shares varies over a ten year period (or if the Fund has not been in operation for 10 years, since the beginning of the Fund's operations). The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class S returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 19.26% (2Q/09) Lowest Quarterly Return: (22.52)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other Classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
2040 Strategy Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1],[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[1]
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[3]
1 Year	rr_ExpenseExampleYear01	680
3 Years	rr_ExpenseExampleYear03	902
5 Years	rr_ExpenseExampleYear05	1,142
10 Years	rr_ExpenseExampleYear10	1,828
1 Year	rr_AverageAnnualReturnYear01	(10.91%)
5 Years	rr_AverageAnnualReturnYear05	(2.88%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.16%
2040 Strategy Fund | Class E Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[3]
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,330
1 Year	rr_AverageAnnualReturnYear01	(5.51%)
5 Years	rr_AverageAnnualReturnYear05	(1.75%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.01%
2040 Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[3]
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,038
1 Year	rr_AverageAnnualReturnYear01	(5.19%)
5 Years	rr_AverageAnnualReturnYear05	(1.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.28%
2040 Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[3]
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,330
1 Year	rr_AverageAnnualReturnYear01	(5.37%)
5 Years	rr_AverageAnnualReturnYear05	(1.71%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.03%
2040 Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[3]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,614
1 Year	rr_AverageAnnualReturnYear01	(5.70%)
5 Years	rr_AverageAnnualReturnYear05	(1.98%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.76%
2040 Strategy Fund | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[3]
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,038
2005	rr_AnnualReturn2005	8.02%
2006	rr_AnnualReturn2006	16.77%
2007	rr_AnnualReturn2007	7.33%
2008	rr_AnnualReturn2008	(39.40%)
2009	rr_AnnualReturn2009	30.66%
2010	rr_AnnualReturn2010	15.23%
2011	rr_AnnualReturn2011	(5.19%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.26%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.52%)
1 Year	rr_AverageAnnualReturnYear01	(5.19%)
5 Years	rr_AverageAnnualReturnYear05	(1.47%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.28%
2040 Strategy Fund | Return After Taxes on Distributions | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.65%)
5 Years	rr_AverageAnnualReturnYear05	(2.11%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.56%
2040 Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.23%)
5 Years	rr_AverageAnnualReturnYear05	(1.51%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.64%
2040 Strategy Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
5 Years	rr_AverageAnnualReturnYear05	(0.02%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.95%

[1]	Class A Shares are not currently offered to new shareholders.
[2]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

2045 Strategy Fund
2045 STRATEGY FUND
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees 2045 Strategy Fund (USD $)	Class R1	Class R2	Class R3
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 2045 Strategy Fund		Class R1 Shares	Class R2 Shares	Class R3 Shares
Advisory Fee	[1]	none	none	none
Distribution (12b-1) Fees	[1]	none	none	0.25%
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	0.25%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	[1]	0.84%	1.09%	1.34%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example 2045 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
1 Year	86	111	137
3 Years	268	347	425
5 Years	466	601	734
10 Years	1,038	1,330	1,614

Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2045. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2045, at which time the allocation will remain fixed. The Fund's approximate target allocation as of August 15, 2012 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek a low correlation to equity and/or fixed income investments. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2045, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00
Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class R1 Calendar Year Total Returns

Highest Quarterly Return: 18.93% (2Q/09) Lowest Quarterly Return: (16.15)% (3Q/11)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns 2045 Strategy Fund	1 Year	Since Inception		Inception Date
Class R2	(5.24%)	(1.48%)	[1]	Mar 31, 2008
Class R3	(5.57%)	(1.76%)	[1]	Mar 31, 2008
Class R1	(5.20%)	(1.25%)	[1]	Mar 31, 2008
Class R1 Return After Taxes on Distributions	(6.49%)	(2.01%)	[1]	Mar 31, 2008
Class R1 Return After Taxes on Distributions and Sale of Fund Shares	(2.52%)	(1.35%)	[1]	Mar 31, 2008
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	1.14%	[1]
[1]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
2045 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2045 STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2045. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2045, at which time the allocation will remain fixed. The Fund's approximate target allocation as of August 15, 2012 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek a low correlation to equity and/or fixed income investments. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2045, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00
Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

		Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

		Please refer to the "Risks" section in the Fund's Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class R1 Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 18.93% (2Q/09) Lowest Quarterly Return: (16.15)% (3Q/11)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
2045 Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[1]
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,330
1 Year	rr_AverageAnnualReturnYear01	(5.24%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.48%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2045 Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[1]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,614
1 Year	rr_AverageAnnualReturnYear01	(5.57%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.76%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2045 Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[1]
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,038
2009	rr_AnnualReturn2009	31.04%
2010	rr_AnnualReturn2010	15.23%
2011	rr_AnnualReturn2011	(5.20%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.15%)
1 Year	rr_AverageAnnualReturnYear01	(5.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.25%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2045 Strategy Fund | Return After Taxes on Distributions | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.49%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.01%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2045 Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.35%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2045 Strategy Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	1.14%	[2]

[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
[2]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

2050 Strategy Fund
2050 STRATEGY FUND
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees 2050 Strategy Fund (USD $)	Class R1	Class R2	Class R3
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 2050 Strategy Fund		Class R1 Shares	Class R2 Shares	Class R3 Shares
Advisory Fee	[1]	none	none	none
Distribution (12b-1) Fees	[1]	none	none	0.25%
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	0.25%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	[1]	0.84%	1.09%	1.34%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example 2050 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
1 Year	86	111	137
3 Years	268	347	425
5 Years	466	601	734
10 Years	1,038	1,330	1,614

Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2050. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2050, at which time the allocation will remain fixed. The Fund's approximate target allocation as of August 15, 2012 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek a low correlation to equity and/or fixed income investments. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2050, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class R1 Calendar Year Total Returns

Highest Quarterly Return: 19.23% (2Q/09) Lowest Quarterly Return: (16.12)% (3Q/11)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns 2050 Strategy Fund	1 Year	Since Inception		Inception Date
Class R2	(5.40%)	(1.05%)	[1]	Mar 31, 2008
Class R3	(5.46%)	(1.27%)	[1]	Mar 31, 2008
Class R1	(5.07%)	(0.76%)	[1]	Mar 31, 2008
Class R1 Return After Taxes on Distributions	(8.74%)	(2.25%)	[1]	Mar 31, 2008
Class R1 Return After Taxes on Distributions and Sale of Fund Shares	0.24%	(1.02%)	[1]	Mar 31, 2008
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	1.14%	[1]
[1]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
2050 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2050 STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2050. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2050, at which time the allocation will remain fixed. The Fund's approximate target allocation as of August 15, 2012 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek a low correlation to equity and/or fixed income investments. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2050, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

		Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

		Please refer to the "Risks" section in the Fund's Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class R1 Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 19.23% (2Q/09) Lowest Quarterly Return: (16.12)% (3Q/11)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
2050 Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[1]
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,330
1 Year	rr_AverageAnnualReturnYear01	(5.40%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.05%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2050 Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[1]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,614
1 Year	rr_AverageAnnualReturnYear01	(5.46%)
Since Inception	rr_AverageAnnualReturnSinceInception	(1.27%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2050 Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[1]
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,038
2009	rr_AnnualReturn2009	30.67%
2010	rr_AnnualReturn2010	15.30%
2011	rr_AnnualReturn2011	(5.07%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.12%)
1 Year	rr_AverageAnnualReturnYear01	(5.07%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.76%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2050 Strategy Fund | Return After Taxes on Distributions | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.74%)
Since Inception	rr_AverageAnnualReturnSinceInception	(2.25%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2050 Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.24%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.02%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
2050 Strategy Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	1.14%	[2]

[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
[2]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

2055 Strategy Fund
2055 STRATEGY FUND
Investment Objective
The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees 2055 Strategy Fund (USD $)	Class R1	Class R2	Class R3
Shareholder Fees (fees paid directly from your investment)	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses 2055 Strategy Fund		Class R1 Shares	Class R2 Shares	Class R3 Shares
Advisory Fee	[1]	none	none	none
Distribution (12b-1) Fees	[1]	none	none	0.25%
Other Expenses (Shareholder Services Fees)	[1]	none	0.25%	0.25%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.84%	0.84%	0.84%
Total Annual Fund Operating Expenses	[1]	0.84%	1.09%	1.34%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example 2055 Strategy Fund (USD $)	Class R1 Shares	Class R2 Shares	Class R3 Shares
1 Year	86	111	137
3 Years	268	347	425
5 Years	466	601	734
10 Years	1,038	1,330	1,614

Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2055. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2055, at which time the allocation will remain fixed. The Fund's approximate target allocation as of August 15, 2012 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek a low correlation to equity and/or fixed income investments. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2055, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class R1 Calendar Year Total Returns

Highest Quarter 7.68% (4Q/11) Lowest Quarter (16.12)% (3Q/11)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns 2055 Strategy Fund		1 Year		Inception Date
Class R2		(5.45%)	[1]	Dec 31, 2010
Class R3		(5.66%)	[1]	Dec 31, 2010
Class R1		(5.19%)	[1]	Dec 31, 2010
Class R1 Return After Taxes on Distributions		(5.64%)	[1]	Dec 31, 2010
Class R1 Return After Taxes on Distributions and Sale of Fund Shares		(3.12%)	[1]	Dec 31, 2010
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	[1]	1.50%
[1]	The Fund first issued Class R1, R2 and R3 Shares on December 31, 2010.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
2055 Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2055 STRATEGY FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide capital growth and income consistent with its current asset allocation which will change over time, with an increasing allocation to fixed income funds.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund’s Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or “turn over” their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds’ performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The Fund is designed for investors who plan to retire close to 2055. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests will become more conservative over time until approximately 2055, at which time the allocation will remain fixed. The Fund's approximate target allocation as of August 15, 2012 is 79% to equity Underlying Funds, 10% to fixed income Underlying Funds and 11% to alternative Underlying Funds. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek a low correlation to equity and/or fixed income investments. The following chart illustrates how the target asset allocation for the Fund becomes more conservative over time. The Fund intends to change its allocation to the Underlying Funds in which it invests once a year, typically near year end. At approximately 2055, the target allocation of the Fund to the Underlying Funds will be fixed. After that time the Fund may, depending on the facts and circumstances and contingent upon Board approval, continue to operate, be merged into the In Retirement Fund or another fund, or be liquidated.

Years until retirement	Equity	Real Assets	Fixed Income
45	79.00	11.00	10.00
44	79.00	11.00	10.00
43	79.00	11.00	10.00
42	79.00	11.00	10.00
41	79.00	11.00	10.00
40	79.00	11.00	10.00
39	79.00	11.00	10.00
38	79.00	11.00	10.00
37	79.00	11.00	10.00
36	79.00	11.00	10.00
35	79.00	11.00	10.00
34	79.00	11.00	10.00
33	79.00	11.00	10.00
32	79.00	11.00	10.00
31	79.00	11.00	10.00
30	79.00	11.00	10.00
29	79.00	11.00	10.00
28	79.00	11.00	10.00
27	79.00	11.00	10.00
26	79.00	11.00	10.00
25	79.00	11.00	10.00
24	79.00	11.00	10.00
23	79.00	11.00	10.00
22	79.00	11.00	10.00
21	79.00	11.00	10.00
20	76.30	10.70	13.00
19	72.70	10.30	17.00
18	68.30	9.70	22.00
17	64.90	9.10	26.00
16	61.50	8.50	30.00
15	58.95	8.05	33.00
14	56.40	7.60	36.00
13	53.85	7.15	39.00
12	51.10	6.90	42.00
11	48.25	6.75	45.00
10	45.40	6.60	48.00
9	43.50	6.50	50.00
8	41.60	6.40	52.00
7	39.70	6.30	54.00
6	37.80	6.20	56.00
5	35.90	6.10	58.00
4	34.00	6.00	60.00
3	32.20	5.80	62.00
2	30.40	5.60	64.00
1	28.60	5.40	66.00
0	26.80	5.20	68.00
-1	26.80	5.20	68.00
-2	26.80	5.20	68.00
-3	26.80	5.20	68.00
-4	26.80	5.20	68.00
-5	26.80	5.20	68.00

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

A Fund whose stated target year is further away invests a greater portion of its assets in equity and alternative Underlying Funds which RIMCo believes provide a greater opportunity for capital appreciation over the long-term with a corresponding higher risk of a decline in the value of your investment. A Fund whose stated target year is closer invests a greater portion of its assets in fixed income Underlying Funds which RIMCo believes offers reduced risk and price volatility, and, accordingly lower expected returns. However, when a Fund reaches its target year, it will continue to have a substantial portion of its assets invested in equity and alternative Underlying Funds.

		Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

		Please refer to the "Risks" section in the Fund's Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class R1 Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarter 7.68% (4Q/11) Lowest Quarter (16.12)% (3Q/11)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund’s average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund’s Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
2055 Strategy Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%	[1]
1 Year	rr_ExpenseExampleYear01	111
3 Years	rr_ExpenseExampleYear03	347
5 Years	rr_ExpenseExampleYear05	601
10 Years	rr_ExpenseExampleYear10	1,330
1 Year	rr_AverageAnnualReturnYear01	(5.45%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
2055 Strategy Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%	[1]
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	425
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,614
1 Year	rr_AverageAnnualReturnYear01	(5.66%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
2055 Strategy Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[1]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.84%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%	[1]
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,038
2011	rr_AnnualReturn2011	(5.19%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.12%)
1 Year	rr_AverageAnnualReturnYear01	(5.19%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
2055 Strategy Fund | Return After Taxes on Distributions | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.64%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
2055 Strategy Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(3.12%)	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
2055 Strategy Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%	[2]

[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
[2]	The Fund first issued Class R1, R2 and R3 Shares on December 31, 2010.

In Retirement Fund
In Retirement Fund
Investment Objective
The Fund seeks to provide income and capital growth.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 145 and 148, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees In Retirement Fund		Class A		Class R1	Class R2	Class R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	[1]	none	none	none
Maximum Deferred Sales Charge (Load)	[2]	1.00%	[1]	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	[1]	none	none	none
[1]	Class A Shares are not currently offered to new shareholders.
[2]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses In Retirement Fund		Class A Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares
Advisory Fee	[1]	none	none	none	none
Distribution (12b-1) Fees	[1]	0.25%	none	none	0.25%
Other Expenses (Shareholder Services Fees)	[1]	none	none	0.25%	0.25%
Acquired (Underlying) Fund Fees and Expenses	[1]	0.63%	0.63%	0.63%	0.63%
Total Annual Fund Operating Expenses	[1]	0.88%	0.63%	0.88%	1.13%
[1]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example In Retirement Fund (USD $)	Class A Shares	Class R1 Shares	Class R2 Shares	Class R3 Shares
1 Year	660	64	90	115
3 Years	839	202	281	359
5 Years	1,034	351	487	622
10 Years	1,596	786	1,084	1,374

Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The In Retirement Fund is intended for investors who have reached retirement age and are no longer contributing to their retirement savings. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests is approximately 26% to equity Underlying Funds, 68% to fixed income Underlying Funds and 6% to alternative Underlying Funds. The Fund's allocation does not shift over time. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek low correlation to equity and/or fixed income investments.

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

The fixed asset allocation of the Fund to the Underlying Funds in which it invests is intended to support an inflation-adjusted average annual withdrawal rate of 4% of initial investment over a long-term time horizon (approximately 20 years) with a portion of the initial investment remaining at the end of that time horizon. However, neither the Fund nor RIMCo represent or guarantee that the Fund will be able to meet this goal.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
Class R1 Calendar Year Total Returns

Highest Quarterly Return: 11.39% (2Q/09) Lowest Quarterly Return: (5.10)% (3Q/11)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns In Retirement Fund	1 Year	Since Inception		Inception Date
Class A	(4.38%)	2.18%	[1]	Mar 31, 2008
Class R2	1.44%	3.81%	[1]	Mar 31, 2008
Class R3	1.18%	3.51%	[1]	Mar 31, 2008
Class R1	1.75%	4.08%	[1]	Mar 31, 2008
Class R1 Return After Taxes on Distributions	0.69%	2.66%	[1]	Mar 31, 2008
Class R1 Return After Taxes on Distributions and Sale of Fund Shares	1.25%	2.67%	[1]	Mar 31, 2008
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.21%	[1]
[1]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
In Retirement Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	In Retirement Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to provide income and capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 145 and 148, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 21 of the Fund's Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is a "fund of funds" and invests only in the Shares of other Russell Investment Company ("RIC") Funds (the "Underlying Funds"). The In Retirement Fund is intended for investors who have reached retirement age and are no longer contributing to their retirement savings. The Fund seeks to achieve its investment objective by investing in Shares of the Underlying Funds which represent various asset classes. The allocation of the Fund's assets to the Underlying Funds in which it invests is approximately 26% to equity Underlying Funds, 68% to fixed income Underlying Funds and 6% to alternative Underlying Funds. The Fund's allocation does not shift over time. As a result of its investments in the Underlying Funds, the Fund indirectly invests principally in U.S. and non-U.S. equity and fixed income securities and derivatives. Alternative Underlying Funds seek low correlation to equity and/or fixed income investments.

Russell Investment Management Company ("RIMCo"), the Fund's investment adviser, may modify the target asset allocation for the Fund and/or the Underlying Funds in which the Fund invests from time to time based on strategic capital markets research or on factors such as RIMCo's outlook for the economy, financial markets generally and/or relative market valuation of the asset classes represented by each Underlying Fund. In the future, the Fund may also invest in other RIC Underlying Funds. Modifications in the asset allocation or changes to the Underlying Funds will be based on strategic, long-term allocation decisions and not on tactical, short-term positioning and may be made one or more times per year. The Underlying Funds employ a multi-manager approach whereby most assets of the Underlying Funds are allocated to different unaffiliated money managers.

The fixed asset allocation of the Fund to the Underlying Funds in which it invests is intended to support an inflation-adjusted average annual withdrawal rate of 4% of initial investment over a long-term time horizon (approximately 20 years) with a portion of the initial investment remaining at the end of that time horizon. However, neither the Fund nor RIMCo represent or guarantee that the Fund will be able to meet this goal.

		Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor with a particular time horizon or that the recommended asset allocation will meet an investor's retirement savings goals.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. Investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals, time horizon and risk tolerance before investing in any fund.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Non-Investment Grade Fixed Income Securities (High Yield or "Junk Bonds"). Non-investment grade fixed income securities involve higher volatility and higher risk of default than investment grade bonds.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Government Issued or Guaranteed Securities, U.S. Government Securities. Bonds issued or guaranteed by a government are subject to inflation risk, price depreciation risk and default risk.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Asset-Backed Securities. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities and asset-backed securities may not have the benefit of any security interest in the related assets.
  Loans and Other Direct Indebtedness. Loans and other direct indebtedness involve the risk that payment of principal, interest and other amounts due in connection with these investments may not be received.
  Repurchase Agreements. Repurchase agreements are subject to the risk that the sellers may not be able to pay the agreed-upon repurchase price on the repurchase date.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Currency Risk. Non-U.S. securities that trade in, and receive revenues in, non-U.S. currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, investments in non-U.S. dollar-denominated securities and currencies may reduce the returns of the Fund.
  Currency Trading Risk. Currency trading strategies may involve instruments that have volatile prices, are illiquid or create economic leverage. Forward currency contracts are subject to the risk that should forward prices increase, a loss will be incurred to the extent that the price of the currency agreed to be purchased exceeds the price of the currency agreed to be sold.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Short Sales Risk. A short sale will result in a loss if the price of the security sold short increases between the date of the short sale and the date on which the borrowed security must be returned. Short sales may give rise to a form of leverage. Leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. Short sales have the potential for unlimited loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  American Depositary Receipts (ADRs) or Global Depositary Receipts (GDRs). ADRs and GDRs have the same currency and economic risks as the underlying non-U.S. shares they represent. They are affected by the risks associated with non-U.S. securities, such as changes in political or economic conditions of other countries and changes in the exchange rates of foreign currencies.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Large Redemptions. The Underlying Funds are used as investments for certain funds of funds and in asset allocation programs and may have a large percentage of their Shares owned by such funds or held in such programs. Large redemption activity could result in the Underlying Fund incurring additional costs and being forced to sell portfolio securities at a loss to meet redemptions.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

		Please refer to the "Risks" section in the Fund's Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Class R1 Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund's Class R1 Shares varies over the life of the Fund. The returns (both before and after tax) for other Classes of Shares offered by this Prospectus may be lower than the Class R1 returns shown in the bar chart, depending upon the fees and expenses of that Class. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 11.39% (2Q/09) Lowest Quarterly Return: (5.10)% (3Q/11)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one Class. The after-tax returns for other classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are shown for only one Class. The after-tax returns for other classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. For more information, see the Performance Notes section in the Fund's Prospectus.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
In Retirement Fund | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%	[1]
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1],[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none	[1]
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[3]
1 Year	rr_ExpenseExampleYear01	660
3 Years	rr_ExpenseExampleYear03	839
5 Years	rr_ExpenseExampleYear05	1,034
10 Years	rr_ExpenseExampleYear10	1,596
1 Year	rr_AverageAnnualReturnYear01	(4.38%)
Since Inception	rr_AverageAnnualReturnSinceInception	2.18%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
In Retirement Fund | Class R2 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.88%	[3]
1 Year	rr_ExpenseExampleYear01	90
3 Years	rr_ExpenseExampleYear03	281
5 Years	rr_ExpenseExampleYear05	487
10 Years	rr_ExpenseExampleYear10	1,084
1 Year	rr_AverageAnnualReturnYear01	1.44%
Since Inception	rr_AverageAnnualReturnSinceInception	3.81%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
In Retirement Fund | Class R3 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	0.25%	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.13%	[3]
1 Year	rr_ExpenseExampleYear01	115
3 Years	rr_ExpenseExampleYear03	359
5 Years	rr_ExpenseExampleYear05	622
10 Years	rr_ExpenseExampleYear10	1,374
1 Year	rr_AverageAnnualReturnYear01	1.18%
Since Inception	rr_AverageAnnualReturnSinceInception	3.51%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
In Retirement Fund | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	none	[3]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[3]
Other Expenses (Shareholder Services Fees)	rr_OtherExpensesOverAssets	none	[3]
Acquired (Underlying) Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.63%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.63%	[3]
1 Year	rr_ExpenseExampleYear01	64
3 Years	rr_ExpenseExampleYear03	202
5 Years	rr_ExpenseExampleYear05	351
10 Years	rr_ExpenseExampleYear10	786
2009	rr_AnnualReturn2009	22.86%
2010	rr_AnnualReturn2010	12.04%
2011	rr_AnnualReturn2011	1.75%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.39%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.10%)
1 Year	rr_AverageAnnualReturnYear01	1.75%
Since Inception	rr_AverageAnnualReturnSinceInception	4.08%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
In Retirement Fund | Return After Taxes on Distributions | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.69%
Since Inception	rr_AverageAnnualReturnSinceInception	2.66%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
In Retirement Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class R1 Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.25%
Since Inception	rr_AverageAnnualReturnSinceInception	2.67%	[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2008
In Retirement Fund | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.21%	[4]

[1]	Class A Shares are not currently offered to new shareholders.
[2]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[3]	"Total Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. Effective October 1, 2010, Russell Investment Management Company ("RIMCo"), has agreed to assume the responsibility of payment for all operating expenses other than Rule 12b-1 distribution fees, shareholder services fees, extraordinary expenses or the expenses of other investment companies in which the Fund invests which are borne indirectly by the Fund.
[4]	The Fund first issued Class R1, R2 and R3 Shares on March 31, 2008.

2017 Retirement Distribution Fund - A Shares
2017 RETIREMENT DISTRIBUTION FUND — A SHARES
Investment Objective
The Fund primarily seeks to provide a stated annual target distribution for 10 years from its inception.
As a secondary objective, the Fund seeks preservation of a portion of the capital initially invested.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 99 and 101, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 18 of the Fund's Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees		2017 Retirement Distribution Fund - A Shares A Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%
Maximum Deferred Sales Charge (Load)	[1]	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none
[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		2017 Retirement Distribution Fund - A Shares Class A Shares
Advisory Fee	[1]	0.20%
Distribution (12b-1) Fees	[1]	0.25%
Other Expenses	[1]	5.52%
Acquired Fund Fees and Expenses	[1]	0.67%
Total Annual Fund Operating Expenses	[1]	6.64%
Less Fee Waivers and Expense Reimbursements	[1]	(5.45%)
Net Annual Fund Operating Expenses	[1]	1.19%
[1]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. Until April 29, 2013, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct expenses to the extent that direct expenses exceed 0.52% of the average daily net assets of the Fund on an annual basis. Direct operating expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Funds. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example (USD $)	2017 Retirement Distribution Fund - A Shares Class A Shares
1 Year	689
3 Years	1,967
5 Years	3,203
10 Years	6,121

Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund is not intended for pre-retirement wealth accumulation. It is intended to provide for distribution (or "decumulation") of assets during retirement. The Fund seeks to provide steady, predictable, but not guaranteed distributions by making ten stated annual target distributions (the "Term"). The Fund's distribution policy may be modified at any time. The Fund's current annual target distribution is $0.70 per share per year payable annually. This distribution is not guaranteed and a substantial portion of the distribution may be return of capital.

The Fund was opened in 2008 and, as of the date of this Prospectus, has made four distributions. The Fund intends to make its last annual distribution in 2017. The annual distribution will consist of all income from dividends and interest, short-term realized capital gains and long-term realized capital gains ("Required Tax Distributions"). If the Required Tax Distributions for a year are less than the annual target distribution, the annual target distribution will also include a return of capital. This means you will receive a portion of your original investment back as part or all of the annual target distribution. If the Required Tax Distributions are greater than the annual target distribution, there will be a "Distribution Overage." In order for you to receive your expected annual target distributions, you must reinvest all Distribution Overages. The target distributions per share will be reduced in future years as you will hold more shares after you re-invest the Distribution Overage. If you do not immediately reinvest all Distribution Overages by purchasing additional Fund shares, you will not receive the same distribution from this Fund in subsequent years.

Because the Fund's net asset value ("NAV") changes daily, the Fund's payout ratio (target distribution per share divided by net asset value per share) will change on a daily basis. To calculate the number of shares you should buy in order to received a desired aggregate annual distribution, see "Determining How Many Shares to Buy" in the Fund's Prospectus.

The Fund is a fund of funds and seeks to achieve its objective principally by investing in the Underlying Funds using a dynamic asset allocation investment strategy. The Underlying Funds are designed to provide the foundation for a diversified portfolio. Each major asset class (U.S. equity, non-U.S. equity, fixed income, alternative and cash) is represented by one or more Underlying Funds. The Underlying Funds employ a multi-manager approach whereby assets of the Underlying Fund are allocated to different money managers unaffiliated with Russell Investment Management Company ("RIMCo") . The Underlying Funds to which the Fund allocates its assets and the percentage allocations will change over time. In addition, the Fund may in the future invest in other funds which are not currently Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Purchase After First Stated Annual Target Distribution. Investors who purchase shares after the Fund has made its first stated annual target distribution may not receive the same results as investors who purchase shares prior to that distribution. This may include a different payout ratio and/or a different amount of the investor's initial investment remaining at the end of the period.
  Target Distribution. Neither the Fund nor RIMCo can offer any assurance that the Fund will be able to make its target distributions or return all or a portion of your initial investment. Exceptional market returns, both positive and negative, may impact the ability of the Fund to make its target distributions as well as the amount of your initial investment that will remain at the end of the Fund's term.
  Impact of Changes to Net Asset Value. If the NAV per share of the Fund decreases due to declines in the value of the Fund's investments, there will be a reduced probability that the Fund will make the full amount of each of its target distributions and the amount of your initial investment remaining at the end of the Term will be less and may possibly be zero.
  Return of Capital. To the extent that income and capital gains are insufficient to pay the targeted distributions, the Fund will distribute a portion of invested capital as a return of capital. Substantial return of capital may decrease the likelihood of the Fund achieving its secondary objective of preservation of a portion of the capital initially invested.
  Sufficient Assets. The Fund seeks to provide a steady, but not guaranteed, level of distributions to its shareholders for the Term of the Fund. This is contingent on the Fund having sufficient assets to make such distributions. If the Fund does not have sufficient assets, it will distribute the remaining assets and the Fund will terminate.
  Investment Model Assumptions. The investment model used by the Funds relies on RIMCo's capital markets assumptions. The capital markets assumptions may differ from actual results and the investment model's asset allocation may be more aggressive or more conservative than necessary. If investment performance is substantially below assumptions in the investment model such that even a very conservative asset allocation appears unlikely to meet the Fund's primary objective of paying the stated target distribution, the Fund may shift into an asset allocation with higher risk and higher potential for return to increase the likelihood that the Fund can make its target distributions.
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals and risk tolerance before investing in any Fund.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year since the beginning of the Fund's operations. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. Please see the Performance Notes section of the Fund's Prospectus for further information regarding performance of the Fund.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
A Shares Calendar Year Total Returns

Highest Quarterly Return: 10.40% (3Q/09) Lowest Quarterly Return: (18.12)% (4Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns 2017 Retirement Distribution Fund - A Shares	1 Year	Since Inception
Class A Shares	(8.99%)	(5.60%)
Class A Shares Return After Taxes on Distributions	(9.60%)	(6.51%)
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	(5.83%)	(5.19%)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.38%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	(1.42%)
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)	(12.35%)	(7.66%)

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
2017 Retirement Distribution Fund - A Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2017 RETIREMENT DISTRIBUTION FUND — A SHARES
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund primarily seeks to provide a stated annual target distribution for 10 years from its inception.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary objective, the Fund seeks preservation of a portion of the capital initially invested.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.

		You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds. More information about these and other discounts is available from your financial professional and in the Front-End Sales Charges section and the More About Deferred Sales Charges section, beginning on pages 99 and 101, respectively of the Prospectus, and the Purchase, Exchange and Redemption of Fund Shares section, beginning on page 18 of the Fund's Statement of Additional Information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Russell Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is not intended for pre-retirement wealth accumulation. It is intended to provide for distribution (or "decumulation") of assets during retirement. The Fund seeks to provide steady, predictable, but not guaranteed distributions by making ten stated annual target distributions (the "Term"). The Fund's distribution policy may be modified at any time. The Fund's current annual target distribution is $0.70 per share per year payable annually. This distribution is not guaranteed and a substantial portion of the distribution may be return of capital.

The Fund was opened in 2008 and, as of the date of this Prospectus, has made four distributions. The Fund intends to make its last annual distribution in 2017. The annual distribution will consist of all income from dividends and interest, short-term realized capital gains and long-term realized capital gains ("Required Tax Distributions"). If the Required Tax Distributions for a year are less than the annual target distribution, the annual target distribution will also include a return of capital. This means you will receive a portion of your original investment back as part or all of the annual target distribution. If the Required Tax Distributions are greater than the annual target distribution, there will be a "Distribution Overage." In order for you to receive your expected annual target distributions, you must reinvest all Distribution Overages. The target distributions per share will be reduced in future years as you will hold more shares after you re-invest the Distribution Overage. If you do not immediately reinvest all Distribution Overages by purchasing additional Fund shares, you will not receive the same distribution from this Fund in subsequent years.

Because the Fund's net asset value ("NAV") changes daily, the Fund's payout ratio (target distribution per share divided by net asset value per share) will change on a daily basis. To calculate the number of shares you should buy in order to received a desired aggregate annual distribution, see "Determining How Many Shares to Buy" in the Fund's Prospectus.

The Fund is a fund of funds and seeks to achieve its objective principally by investing in the Underlying Funds using a dynamic asset allocation investment strategy. The Underlying Funds are designed to provide the foundation for a diversified portfolio. Each major asset class (U.S. equity, non-U.S. equity, fixed income, alternative and cash) is represented by one or more Underlying Funds. The Underlying Funds employ a multi-manager approach whereby assets of the Underlying Fund are allocated to different money managers unaffiliated with Russell Investment Management Company ("RIMCo") . The Underlying Funds to which the Fund allocates its assets and the percentage allocations will change over time. In addition, the Fund may in the future invest in other funds which are not currently Underlying Funds.

		Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Purchase After First Stated Annual Target Distribution. Investors who purchase shares after the Fund has made its first stated annual target distribution may not receive the same results as investors who purchase shares prior to that distribution. This may include a different payout ratio and/or a different amount of the investor's initial investment remaining at the end of the period.
  Target Distribution. Neither the Fund nor RIMCo can offer any assurance that the Fund will be able to make its target distributions or return all or a portion of your initial investment. Exceptional market returns, both positive and negative, may impact the ability of the Fund to make its target distributions as well as the amount of your initial investment that will remain at the end of the Fund's term.
  Impact of Changes to Net Asset Value. If the NAV per share of the Fund decreases due to declines in the value of the Fund's investments, there will be a reduced probability that the Fund will make the full amount of each of its target distributions and the amount of your initial investment remaining at the end of the Term will be less and may possibly be zero.
  Return of Capital. To the extent that income and capital gains are insufficient to pay the targeted distributions, the Fund will distribute a portion of invested capital as a return of capital. Substantial return of capital may decrease the likelihood of the Fund achieving its secondary objective of preservation of a portion of the capital initially invested.
  Sufficient Assets. The Fund seeks to provide a steady, but not guaranteed, level of distributions to its shareholders for the Term of the Fund. This is contingent on the Fund having sufficient assets to make such distributions. If the Fund does not have sufficient assets, it will distribute the remaining assets and the Fund will terminate.
  Investment Model Assumptions. The investment model used by the Funds relies on RIMCo's capital markets assumptions. The capital markets assumptions may differ from actual results and the investment model's asset allocation may be more aggressive or more conservative than necessary. If investment performance is substantially below assumptions in the investment model such that even a very conservative asset allocation appears unlikely to meet the Fund's primary objective of paying the stated target distribution, the Fund may shift into an asset allocation with higher risk and higher potential for return to increase the likelihood that the Fund can make its target distributions.
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals and risk tolerance before investing in any Fund.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

		Please refer to the "Risks" section in the Fund's Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year since the beginning of the Fund's operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	A Shares Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year since the beginning of the Fund's operations. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 10.40% (3Q/09) Lowest Quarterly Return: (18.12)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. Please see the Performance Notes section of the Fund's Prospectus for further information regarding performance of the Fund.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
2017 Retirement Distribution Fund - A Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[2]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[2]
Other Expenses	rr_OtherExpensesOverAssets	5.52%	[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.67%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	6.64%	[2]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(5.45%)	[2]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	1.19%	[2]
1 Year	rr_ExpenseExampleYear01	689
3 Years	rr_ExpenseExampleYear03	1,967
5 Years	rr_ExpenseExampleYear05	3,203
10 Years	rr_ExpenseExampleYear10	6,121
2008	rr_AnnualReturn2008	(35.33%)
2009	rr_AnnualReturn2009	22.10%
2010	rr_AnnualReturn2010	10.55%
2011	rr_AnnualReturn2011	(3.47%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.40%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.12%)
1 Year	rr_AverageAnnualReturnYear01	(8.99%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.60%)
2017 Retirement Distribution Fund - A Shares | Return After Taxes on Distributions | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(9.60%)
Since Inception	rr_AverageAnnualReturnSinceInception	(6.51%)
2017 Retirement Distribution Fund - A Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(5.83%)
Since Inception	rr_AverageAnnualReturnSinceInception	(5.19%)
2017 Retirement Distribution Fund - A Shares | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.38%
2017 Retirement Distribution Fund - A Shares | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.42%)
2017 Retirement Distribution Fund - A Shares | Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.66%)

[1]	The Maximum Deferred Sales Charge (Load) is charged on the lesser of the purchase price of the Shares being redeemed or the net asset value of those Shares at the time of redemption.
[2]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. Until April 29, 2013, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct expenses to the extent that direct expenses exceed 0.52% of the average daily net assets of the Fund on an annual basis. Direct operating expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Funds. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

2017 Retirement Distribution Fund - S Shares
2017 RETIREMENT DISTRIBUTION FUND — S SHARES
Investment Objective
The Fund primarily seeks to provide a stated annual target distribution for 10 years from its inception.
As a secondary objective, the Fund seeks preservation of a portion of the capital initially invested.
Fees and Expenses of the Fund
The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	2017 Retirement Distribution Fund - S Shares Class S
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		2017 Retirement Distribution Fund - S Shares Class S Shares
Advisory Fee	[1]	0.20%
Distribution (12b-1) Fees	[1]	none
Other Expenses	[1]	3.42%
Acquired Fund Fees and Expenses	[1]	0.66%
Total Annual Fund Operating Expenses	[1]	4.28%
Less Fee Waivers and Expense Reimbursements	[1]	(3.35%)
Net Annual Fund Operating Expenses	[1]	0.93%
[1]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. Until April 29, 2013, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct expenses to the extent that direct expenses exceed 0.27% of the average daily net assets of the Fund on an annual basis. Direct operating expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Funds. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:
Expense Example (USD $)	2017 Retirement Distribution Fund - S Shares Class S Shares
1 Year	95
3 Years	992
5 Years	1,901
10 Years	4,234

Portfolio Turnover
The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Investments, Risks and Performance Principal Investment Strategies of the Fund
The Fund is not intended for pre-retirement wealth accumulation. It is intended to provide for distribution (or "decumulation") of assets during retirement. The Fund seeks to provide steady, predictable, but not guaranteed distributions by making ten stated annual target distributions (the "Term"). The Fund's distribution policy may be modified at any time. The Fund's current annual target distribution is $0.7287 per share per year payable annually. This distribution is not guaranteed and a substantial portion of the distribution may be return of capital.

The Fund was opened in 2008 and, as of the date of this Prospectus, has made four distributions. The Fund intends to make its last annual distribution in 2017. The annual distribution will consist of all income from dividends and interest, short-term realized capital gains and long-term realized capital gains ("Required Tax Distributions"). If the Required Tax Distributions for a year are less than the annual target distribution, the annual target distribution will also include a return of capital. This means you will receive a portion of your original investment back as part or all of the annual target distribution. If the Required Tax Distributions are greater than the annual target distribution, there will be a "Distribution Overage." In order for you to receive your expected annual target distributions, you must reinvest all Distribution Overages. The target distributions per share will be reduced in future years as you will hold more shares after you re-invest the Distribution Overage. If you do not immediately reinvest all Distribution Overages by purchasing additional Fund shares, you will not receive the same distribution from this Fund in subsequent years. The target distribution per share will also be changed in future years to adjust for the redemption of shares from your account to pay your financial intermediary an assumed 1.00% fee per year. If your fee exceeds 1.00% per year, your aggregate distribution in future years will be lower.

Because the Fund's net asset value ("NAV") changes daily, the Fund's payout ratio (target distribution per share divided by net asset value per share) will change on a daily basis. To calculate the number of shares you should buy in order to received a desired aggregate annual distribution, see "Determining How Many Shares to Buy" in the Fund's Prospectus.

The Fund is a fund of funds and seeks to achieve its objective principally by investing in the Underlying Funds using a dynamic asset allocation investment strategy. The Underlying Funds are designed to provide the foundation for a diversified portfolio. Each major asset class (U.S. equity, non-U.S. equity, fixed income, alternative and cash) is represented by one or more Underlying Funds. The Underlying Funds employ a multi-manager approach whereby assets of the Underlying Fund are allocated to different money managers unaffiliated with Russell Investment Management Company ("RIMCo") . The Underlying Funds to which the Fund allocates its assets and the percentage allocations will change over time. In addition, the Fund may in the future invest in other funds which are not currently Underlying Funds.

Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Principal Risks of Investing in the Fund
An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Purchase After First Stated Annual Target Distribution. Investors who purchase shares after the Fund has made its first stated annual target distribution may not receive the same results as investors who purchase shares prior to that distribution. This may include a different payout ratio and/or a different amount of the investor's initial investment remaining at the end of the period.
  Target Distribution. Neither the Fund nor RIMCo can offer any assurance that the Fund will be able to make its target distributions or return all or a portion of your initial investment. Exceptional market returns, both positive and negative, may impact the ability of the Fund to make its target distributions as well as the amount of your initial investment that will remain at the end of the Fund's term.
  Impact of Changes to Net Asset Value. If the NAV per share of the Fund decreases due to declines in the value of the Fund's investments, there will be a reduced probability that the Fund will make the full amount of each of its target distributions and the amount of your initial investment remaining at the end of the Term will be less and may possibly be zero.
  Return of Capital. To the extent that income and capital gains are insufficient to pay the targeted distributions, the Fund will distribute a portion of invested capital as a return of capital. Substantial return of capital may decrease the likelihood of the Fund achieving its secondary objective of preservation of a portion of the capital initially invested.
  Sufficient Assets. The Fund seeks to provide a steady, but not guaranteed, level of distributions to its shareholders for the Term of the Fund. This is contingent on the Fund having sufficient assets to make such distributions. If the Fund does not have sufficient assets, it will distribute the remaining assets and the Fund will terminate.
  Investment Model Assumptions. The investment model used by the Funds relies on RIMCo's capital markets assumptions. The capital markets assumptions may differ from actual results and the investment model's asset allocation may be more aggressive or more conservative than necessary. If investment performance is substantially below assumptions in the investment model such that even a very conservative asset allocation appears unlikely to meet the Fund's primary objective of paying the stated target distribution, the Fund may shift into an asset allocation with higher risk and higher potential for return to increase the likelihood that the Fund can make its target distributions.
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals and risk tolerance before investing in any Fund.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

Please refer to the "Risks" section in the Fund's Prospectus for further information.
Performance
The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year since the beginning of the Fund's operations. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. Please see the Performance Notes section of the Fund's Prospectus for further information regarding performance of the Fund.

Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
S Shares Calendar Year Total Returns

Highest Quarterly Return: 9.87% (2Q/09) Lowest Quarterly Return: (16.82)% (4Q/08)
Average annual total returns for the periods ended December 31, 2011
Average Annual Total Returns 2017 Retirement Distribution Fund - S Shares	1 Year	Since Inception
Class S Shares	(1.87%)	(4.00%)
Class S Shares Return After Taxes on Distributions	(2.52%)	(4.90%)
Class S Shares Return After Taxes on Distributions and Sale of Fund Shares	(1.20%)	(3.85%)
Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.84%	6.38%
Russell 1000 Index (reflects no deduction for fees, expenses or taxes)	1.50%	(1.42%)
Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)	(12.35%)	(7.66%)

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
2017 Retirement Distribution Fund - S Shares
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	2017 RETIREMENT DISTRIBUTION FUND — S SHARES
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund primarily seeks to provide a stated annual target distribution for 10 years from its inception.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	As a secondary objective, the Fund seeks preservation of a portion of the capital initially invested.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Fund. Please see the Expense Notes section of the Fund's Prospectus for further information regarding expenses of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 29, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays no transaction costs or commissions when it buys and sells Shares of the Underlying Funds. The Underlying Funds pay transaction costs, such as commissions, when they buy and sell securities (or "turn over" their portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs affect the Underlying Funds' performance. Portfolio turnover rates for the Underlying Funds are available in the Prospectus for the Underlying Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. The calculation of costs for the one year period takes into account the effect of any current contractual fee waivers and/or reimbursements. The calculation of costs for the remaining periods takes such fee waivers and/or reimbursements into account only for the first year of the periods.

		Although your actual costs may be higher or lower, under these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Investments, Risks and Performance Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund is not intended for pre-retirement wealth accumulation. It is intended to provide for distribution (or "decumulation") of assets during retirement. The Fund seeks to provide steady, predictable, but not guaranteed distributions by making ten stated annual target distributions (the "Term"). The Fund's distribution policy may be modified at any time. The Fund's current annual target distribution is $0.7287 per share per year payable annually. This distribution is not guaranteed and a substantial portion of the distribution may be return of capital.

The Fund was opened in 2008 and, as of the date of this Prospectus, has made four distributions. The Fund intends to make its last annual distribution in 2017. The annual distribution will consist of all income from dividends and interest, short-term realized capital gains and long-term realized capital gains ("Required Tax Distributions"). If the Required Tax Distributions for a year are less than the annual target distribution, the annual target distribution will also include a return of capital. This means you will receive a portion of your original investment back as part or all of the annual target distribution. If the Required Tax Distributions are greater than the annual target distribution, there will be a "Distribution Overage." In order for you to receive your expected annual target distributions, you must reinvest all Distribution Overages. The target distributions per share will be reduced in future years as you will hold more shares after you re-invest the Distribution Overage. If you do not immediately reinvest all Distribution Overages by purchasing additional Fund shares, you will not receive the same distribution from this Fund in subsequent years. The target distribution per share will also be changed in future years to adjust for the redemption of shares from your account to pay your financial intermediary an assumed 1.00% fee per year. If your fee exceeds 1.00% per year, your aggregate distribution in future years will be lower.

Because the Fund's net asset value ("NAV") changes daily, the Fund's payout ratio (target distribution per share divided by net asset value per share) will change on a daily basis. To calculate the number of shares you should buy in order to received a desired aggregate annual distribution, see "Determining How Many Shares to Buy" in the Fund's Prospectus.

The Fund is a fund of funds and seeks to achieve its objective principally by investing in the Underlying Funds using a dynamic asset allocation investment strategy. The Underlying Funds are designed to provide the foundation for a diversified portfolio. Each major asset class (U.S. equity, non-U.S. equity, fixed income, alternative and cash) is represented by one or more Underlying Funds. The Underlying Funds employ a multi-manager approach whereby assets of the Underlying Fund are allocated to different money managers unaffiliated with Russell Investment Management Company ("RIMCo") . The Underlying Funds to which the Fund allocates its assets and the percentage allocations will change over time. In addition, the Fund may in the future invest in other funds which are not currently Underlying Funds.

		Please refer to the "Investment Objective and Investment Strategies" section in the Fund's Prospectus for further information.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with:
  Purchase After First Stated Annual Target Distribution. Investors who purchase shares after the Fund has made its first stated annual target distribution may not receive the same results as investors who purchase shares prior to that distribution. This may include a different payout ratio and/or a different amount of the investor's initial investment remaining at the end of the period.
  Target Distribution. Neither the Fund nor RIMCo can offer any assurance that the Fund will be able to make its target distributions or return all or a portion of your initial investment. Exceptional market returns, both positive and negative, may impact the ability of the Fund to make its target distributions as well as the amount of your initial investment that will remain at the end of the Fund's term.
  Impact of Changes to Net Asset Value. If the NAV per share of the Fund decreases due to declines in the value of the Fund's investments, there will be a reduced probability that the Fund will make the full amount of each of its target distributions and the amount of your initial investment remaining at the end of the Term will be less and may possibly be zero.
  Return of Capital. To the extent that income and capital gains are insufficient to pay the targeted distributions, the Fund will distribute a portion of invested capital as a return of capital. Substantial return of capital may decrease the likelihood of the Fund achieving its secondary objective of preservation of a portion of the capital initially invested.
  Sufficient Assets. The Fund seeks to provide a steady, but not guaranteed, level of distributions to its shareholders for the Term of the Fund. This is contingent on the Fund having sufficient assets to make such distributions. If the Fund does not have sufficient assets, it will distribute the remaining assets and the Fund will terminate.
  Investment Model Assumptions. The investment model used by the Funds relies on RIMCo's capital markets assumptions. The capital markets assumptions may differ from actual results and the investment model's asset allocation may be more aggressive or more conservative than necessary. If investment performance is substantially below assumptions in the investment model such that even a very conservative asset allocation appears unlikely to meet the Fund's primary objective of paying the stated target distribution, the Fund may shift into an asset allocation with higher risk and higher potential for return to increase the likelihood that the Fund can make its target distributions.
  Investing in Affiliated Underlying Funds. The assets of the Fund are invested principally in Shares of the Underlying Funds, and the investment performance of the Fund is directly related to the investment performance of the Underlying Funds in which it invests. RIMCo is the investment adviser for both the Fund and the Underlying Funds and may be deemed to have a conflict of interest in determining the allocation of the Fund to the Underlying Funds.
  Asset Allocation. Neither the Fund nor RIMCo can offer any assurance that the asset allocation of the Fund will either maximize returns or minimize risks. Nor can the Fund or RIMCo offer assurance that a recommended allocation will be the appropriate allocation in all circumstances for every investor.
  Long-Term Viability Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time. You should consider your own investment goals and risk tolerance before investing in any Fund.
The Fund is exposed to the same risks as the Underlying Funds in direct proportion to the allocation of its assets among the Underlying Funds. The following are the principal risks associated with investing in the Underlying Funds which are also principal risks of investing in the Fund as a result of its investment in the Underlying Funds:
  Multi-Manager Approach. While the investment styles employed by the money managers are intended to be complementary, they may not in fact be complementary. A multi-manager approach could result in more exposure to certain types of securities and higher portfolio turnover.
  Active Management. Despite strategies designed to achieve the Fund's investment objective, the value of investments will change with market conditions, and so will the value of any investment in the Fund and you could lose money. The securities selected for the portfolio may not perform as the Fund's money managers expect. Additionally, securities selected may cause a Fund to underperform relative to other funds with similar investment objectives and strategies.
  Equity Securities. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small and medium capitalization companies may involve greater risks because these companies generally have narrower markets, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. Small and some medium capitalization stocks may also be thinly traded, and thus, difficult to buy and sell in the market. Investments in preferred stocks are subject to the risks of common stocks, as well as the risk that interest rates will rise and make the fixed dividend feature, if any, less appealing to investors resulting in a decline in price. In rising markets, defensive stocks are likely to underperform growth, value and dynamic stocks and the relative performance of stocks selected pursuant to a defensive style may fluctuate over time. Dynamic stocks have higher than average stock price volatility and may experience sharp declines in value.
  Fixed Income Securities. Prices of fixed income securities generally rise and fall in response to, among other things, interest rate changes. The Fund could lose money if the issuer or guarantor of a fixed income security or other issuer of credit support is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. In addition, fixed income securities may be downgraded in credit rating or go into default.
  Mortgage-Backed Securities. Mortgage-backed securities may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The underlying assets may default or decline in quality or value.
  Bank Obligations. The banking industry may be particularly susceptible to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. The banking industry may also be impacted by legal and regulatory developments.
  U.S. and Non-U.S. Corporate Debt Securities Risk. Investments in U.S. and non-U.S. corporate debt securities are subject to interest rate risk and market risk, and are affected by perceptions of the creditworthiness and business prospects of individual issuers. Non-U.S. corporate debt securities may expose the Fund to greater risk than investments in U.S. corporate debt securities.
  Non-U.S. and Emerging Markets Securities. Non-U.S. securities have risks relating to political, economic and regulatory conditions in foreign countries. The risks associated with non-U.S. securities may be amplified for emerging markets securities.
  Derivatives. Derivatives are subject to a number of risks such as liquidity risk, market risk, credit risk, default risk, counterparty risk (the risk that the other party in an agreement will fail to perform its obligations) and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate exactly with the change in the value of the underlying asset, rate or index. Credit default swaps could result in losses if the creditworthiness of the company or companies on which the credit default swap is based is evaluated incorrectly.
  Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities, particularly if the investments involve leverage. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or sectors affecting a particular industry or commodity and international economic, political and regulatory developments. The use of leveraged commodity-linked derivatives creates an opportunity for increased return, but also creates the possibility for a greater loss.
  Real Estate Securities. Just as real estate values go up and down, the value of the securities of companies involved in the industry also fluctuates. Real estate securities, including REITs, may be affected by changes in the value of the underlying properties owned by the companies and by the quality of tenants' credit.
  Infrastructure Companies. Infrastructure companies are subject to the risk that: the potential for realized revenue volumes is significantly lower than projected and/or cost overruns; the nature of the concession fundamentally changes during the life of the project (e.g., the state sponsor alters the terms); macroeconomic factors such as low GDP growth or high nominal interest rates raise the average cost of funding; government regulation may affect rates charged to customers; government budgetary constraints impact projects; special tariffs are imposed; and changes in tax laws, regulatory policies or accounting standards could be unfavorable. Other risks include environmental damage due to a company's operations or an accident, changes in market sentiment towards infrastructure and terrorist acts.
  Master Limited Partnerships ("MLPs"). Investing in MLPs involves certain risks related to investing in the underlying assets of the MLPs and risks associated with pooled investment vehicles. MLPs that concentrate in a particular industry or a particular geographic region are subject to risks associated with such industry or region. The benefit derived from the Underlying Fund's investment in MLPs is largely dependent on the MLPs being treated as partnerships for federal income tax purposes.
  Liquidity Risk. The market for certain investments may become illiquid under adverse or volatile market or economic conditions, making those investments difficult to sell. The market price of certain investments may fall dramatically if there is no liquid trading market.
  Global Financial Markets Risk. Global economies and financial markets are becoming increasingly interconnected and conditions (including recent volatility and instability) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. In addition, governmental and quasi-governmental organizations have taken a number of unprecedented actions designed to support the markets. Such events and conditions may adversely affect the value of the Underlying Fund's securities, result in greater market or liquidity risk or cause difficulty valuing the Underlying Fund's portfolio instruments or achieving the Underlying Fund's objective.
An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The officers and Trustees of the Fund currently serve as officers and Trustees of the Underlying Funds. RIMCo presently serves as investment manager of the Fund and Underlying Funds. Therefore, conflicts may arise as those persons and RIMCo fulfill their fiduciary responsibilities to the Fund and to the Underlying Funds.

		Please refer to the "Risks" section in the Fund's Prospectus for further information.
Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year since the beginning of the Fund's operations.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.russell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before-tax and after-tax, is no indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	S Shares Calendar Year Total Returns
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock	The following bar chart illustrates the risks of investing in the Fund by showing how the performance of the Fund varies from year to year since the beginning of the Fund's operations. The highest and lowest returns for a full quarter during the periods shown in the bar chart are set forth next to the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest Quarterly Return: 9.87% (2Q/09) Lowest Quarterly Return: (16.82)% (4Q/08)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns for the periods ended December 31, 2011
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The table accompanying the bar chart further illustrates the risks of investing in the Fund by showing how the Fund's average annual returns for the periods shown compare with the returns of one or more indexes that measure broad market performance. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. If the Fund has realized capital losses, the total return after taxes on distributions and sale of Fund Shares may be higher than the total return before taxes and the total return after taxes on distributions. Please see the Performance Notes section of the Fund's Prospectus for further information regarding performance of the Fund.

		Past performance, both before-tax and after-tax, is no indication of future results. More current performance information is available at www.russell.com.
2017 Retirement Distribution Fund - S Shares | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee	none
Advisory Fee	rr_ManagementFeesOverAssets	0.20%	[1]
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none	[1]
Other Expenses	rr_OtherExpensesOverAssets	3.42%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.66%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.28%	[1]
Less Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(3.35%)	[1]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.93%	[1]
1 Year	rr_ExpenseExampleYear01	95
3 Years	rr_ExpenseExampleYear03	992
5 Years	rr_ExpenseExampleYear05	1,901
10 Years	rr_ExpenseExampleYear10	4,234
2008	rr_AnnualReturn2008	(35.50%)
2009	rr_AnnualReturn2009	20.71%
2010	rr_AnnualReturn2010	11.18%
2011	rr_AnnualReturn2011	(1.87%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.87%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.82%)
1 Year	rr_AverageAnnualReturnYear01	(1.87%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.00%)
2017 Retirement Distribution Fund - S Shares | Return After Taxes on Distributions | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(2.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	(4.90%)
2017 Retirement Distribution Fund - S Shares | Return After Taxes on Distributions and Sale of Fund Shares | Class S Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(1.20%)
Since Inception	rr_AverageAnnualReturnSinceInception	(3.85%)
2017 Retirement Distribution Fund - S Shares | Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
Since Inception	rr_AverageAnnualReturnSinceInception	6.38%
2017 Retirement Distribution Fund - S Shares | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.50%
Since Inception	rr_AverageAnnualReturnSinceInception	(1.42%)
2017 Retirement Distribution Fund - S Shares | Russell Developed ex-U.S. Large Cap Index (net of tax on dividends from foreign holdings) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	(7.66%)

[1]	"Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" have been restated to reflect the proportionate share of the expenses of the Underlying Funds in which the Fund invests. "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Operating Expenses" have been restated to reflect expenses expected to be incurred by the Fund. Until April 29, 2013, RIMCo has contractually agreed to waive up to the full amount of its 0.20% advisory fee and then to reimburse the Fund for other direct expenses to the extent that direct expenses exceed 0.27% of the average daily net assets of the Fund on an annual basis. Direct operating expenses do not include extraordinary expenses or the expenses of other investment companies in which the Fund invests, including the Underlying Funds, which are borne indirectly by the Funds. This waiver and reimbursement may not be terminated during the relevant period except with Board approval.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RUSSELL INVESTMENT CO
Prospectus Date	rr_ProspectusDate	Aug 15, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 15, 2012